FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583
                                   ---------

       FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
       ----------------------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  3/31/07
                           -------



ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Templeton
Variable Insurance Products Trust

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin Flex Cap Growth Securities Fund ................................     3
Franklin Global Communications Securities Fund ..........................     6
Franklin Growth and Income Securities Fund ..............................     9
Franklin High Income Securities Fund ....................................    13
Franklin Income Securities Fund .........................................    19
Franklin Large Cap Growth Securities Fund ...............................    29
Franklin Large Cap Value Securities Fund ................................    33
Franklin Money Market Fund ..............................................    36
Franklin Real Estate Fund ...............................................    37
Franklin Rising Dividends Securities Fund ...............................    40
Franklin Small Cap Value Securities Fund ................................    43
Franklin Small-Mid Cap Growth Securities Fund ...........................    48
Franklin Strategic Income Securities Fund ...............................    52
Franklin U.S. Government Fund ...........................................    68
Franklin Zero Coupon Fund - 2010 ........................................    71
Mutual Discovery Securities Fund ........................................    73
Mutual Shares Securities Fund ...........................................    84
Templeton Developing Markets Securities Fund ............................    94
Templeton Foreign Securities Fund .......................................   100
Templeton Global Asset Allocation Fund ..................................   105
Templeton Global Income Securities Fund .................................   112
Templeton Growth Securities Fund ........................................   118
Notes to Statements of Investments ......................................   124

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  TEMPLETON  o  MUTUAL SERIES


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                             SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 94.2%
   COMMERCIAL SERVICES 4.5%
   Corporate Executive Board Co. ...............................................................          4,900     $       372,204
   FactSet Research Systems Inc. ...............................................................         15,500             974,175
   Moody's Corp. ...............................................................................         14,000             868,840
   SEI Investments Co. .........................................................................         18,000           1,084,140
                                                                                                                    ---------------
                                                                                                                          3,299,359
                                                                                                                    ---------------
   COMMUNICATIONS 7.5%
   America Movil SAB de CV, L, ADR (Mexico) ....................................................         20,000             955,800
 a American Tower Corp., A .....................................................................         33,000           1,285,350
   AT&T Inc. ...................................................................................         33,000           1,301,190
 a Clearwire Corp., A ..........................................................................          6,000             122,820
 a NII Holdings Inc. ...........................................................................         25,000           1,854,500
                                                                                                                    ---------------
                                                                                                                          5,519,660
                                                                                                                    ---------------
   CONSUMER NON-DURABLES 2.3%
   PepsiCo Inc. ................................................................................         14,300             908,908
   The Procter & Gamble Co. ....................................................................         12,100             764,236
                                                                                                                    ---------------
                                                                                                                          1,673,144
                                                                                                                    ---------------
   CONSUMER SERVICES 2.4%
   Carnival Corp. ..............................................................................          8,000             374,880
 a Starbucks Corp. .............................................................................         21,900             686,784
   The Walt Disney Co. .........................................................................         19,700             678,271
                                                                                                                    ---------------
                                                                                                                          1,739,935
                                                                                                                    ---------------
   DISTRIBUTION SERVICES 1.1%
 a WESCO International Inc. ....................................................................         12,600             791,028
                                                                                                                    ---------------
   ELECTRONIC TECHNOLOGY 23.2%
 a Apple Inc. ..................................................................................         16,000           1,486,560
 a Cisco Systems Inc. ..........................................................................         58,000           1,480,740
 a FLIR Systems Inc. ...........................................................................         24,000             856,080
   Garmin Ltd. (Cayman Islands) ................................................................         15,000             812,250
   Harris Corp. ................................................................................         19,200             978,240
   Hewlett-Packard Co. .........................................................................         28,000           1,123,920
 a Juniper Networks Inc. .......................................................................         21,000             413,280
 a Lam Research Corp. ..........................................................................         12,500             591,750
   Microchip Technology Inc. ...................................................................         35,100           1,247,103
 a NETGEAR Inc. ................................................................................         20,000             570,600
 a Network Appliance Inc. ......................................................................         32,900           1,201,508
 a NVIDIA Corp. ................................................................................         23,000             661,940
   Precision Castparts Corp. ...................................................................         11,500           1,196,575
   QUALCOMM Inc. ...............................................................................         31,000           1,322,460
   Rockwell Collins Inc. .......................................................................          7,700             515,361
 a SiRF Technology Holdings Inc. ...............................................................         20,000             555,200
 a SunPower Corp., A ...........................................................................         11,000             500,500


                                         Quarterly Statements of Investments | 3

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                             SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   ELECTRONIC TECHNOLOGY (CONTINUED)
   Texas Instruments Inc. ......................................................................         25,000     $       752,500
 a Trimble Navigation Ltd. .....................................................................         27,400             735,416
                                                                                                                    ---------------
                                                                                                                         17,001,983
                                                                                                                    ---------------
   ENERGY MINERALS 0.7%
 a Southwestern Energy Co. .....................................................................         12,500             512,250
                                                                                                                    ---------------
   FINANCE 8.6%
   Assurant Inc. ...............................................................................         12,000             643,560
   CapitalSource Inc. ..........................................................................         32,903             826,852
   Chicago Mercantile Exchange Holdings Inc. ...................................................          2,500           1,331,150
   Fortress Investment Group, A ................................................................          7,000             200,760
   The Goldman Sachs Group Inc. ................................................................          6,000           1,239,780
   Nuveen Investments Inc., A ..................................................................          4,800             227,040
   T. Rowe Price Group Inc. ....................................................................         22,400           1,057,056
   Wells Fargo & Co. ...........................................................................         21,900             754,017
                                                                                                                    ---------------
                                                                                                                          6,280,215
                                                                                                                    ---------------
   HEALTH SERVICES 4.8%
 a Allscripts Healthcare Solutions Inc. ........................................................         29,000             777,490
 a Laboratory Corp. of America Holdings ........................................................         10,000             726,300
 a Stericycle Inc. .............................................................................         14,000           1,141,000
 a VCA Antech Inc. .............................................................................         25,000             907,750
                                                                                                                    ---------------
                                                                                                                          3,552,540
                                                                                                                    ---------------
   HEALTH TECHNOLOGY 11.9%
 a Amgen Inc. ..................................................................................          5,500             307,340
 a Celgene Corp. ...............................................................................         12,500             655,750
 a Genentech Inc. ..............................................................................          9,000             739,080
 a Gilead Sciences Inc. ........................................................................         18,000           1,377,000
   Johnson & Johnson ...........................................................................         17,000           1,024,420
 a ResMed Inc. .................................................................................         11,000             554,070
   Roche Holding AG, ADR (Switzerland) .........................................................         19,000           1,680,448
   Schering-Plough Corp. .......................................................................         58,000           1,479,580
 a Varian Medical Systems Inc. .................................................................         18,600             887,034
                                                                                                                    ---------------
                                                                                                                          8,704,722
                                                                                                                    ---------------
   INDUSTRIAL SERVICES 1.4%
   Smith International Inc. ....................................................................         21,900           1,052,295
                                                                                                                    ---------------
   PROCESS INDUSTRIES 2.6%
   Ecolab Inc. .................................................................................         18,600             799,800
   Praxair Inc. ................................................................................         17,000           1,070,320
                                                                                                                    ---------------
                                                                                                                          1,870,120
                                                                                                                    ---------------
   PRODUCER MANUFACTURING 1.9%
 a Gardner Denver Inc. .........................................................................         16,400             571,540
   United Technologies Corp. ...................................................................         12,100             786,500
                                                                                                                    ---------------
                                                                                                                          1,358,040
                                                                                                                    ---------------


4 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                             SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   REAL ESTATE DEVELOPMENT 1.3%
   Jones Lang LaSalle Inc. .....................................................................          9,000     $       938,520
                                                                                                                    ---------------
   REAL ESTATE INVESTMENT TRUSTS 0.3%
   Alexandria Real Estate Equities Inc. ........................................................          2,500             250,925
                                                                                                                    ---------------
   RETAIL TRADE 4.8%
   CVS/Caremark Corp. ..........................................................................         25,000             853,500
 a Dick's Sporting Goods Inc. ..................................................................         15,400             897,204
   PETsMART Inc. ...............................................................................         26,800             883,328
   Target Corp. ................................................................................         15,000             888,900
                                                                                                                    ---------------
                                                                                                                          3,522,932
                                                                                                                    ---------------
   TECHNOLOGY SERVICES 11.6%
   Adobe Systems Inc. ..........................................................................         23,000             959,100
 a Akamai Technologies Inc. ....................................................................         12,000             599,040
   Autodesk Inc. ...............................................................................         14,000             526,400
 a Cognizant Technology Solutions Corp., A .....................................................         22,000           1,941,940
 a Google Inc., A ..............................................................................          3,200           1,466,112
 a Internap Network Services Corp. .............................................................         21,900             344,925
 a Oracle Corp. ................................................................................         55,000             997,150
   Paychex Inc. ................................................................................         30,000           1,136,100
 a Salesforce.com Inc. .........................................................................         12,500             535,250
                                                                                                                    ---------------
                                                                                                                          8,506,017
                                                                                                                    ---------------
   TRANSPORTATION 3.1%
   C.H. Robinson Worldwide Inc. ................................................................         19,000             907,250
   Canadian National Railway Co. (Canada) ......................................................         16,000             706,240
   Expeditors International of Washington Inc. .................................................         16,500             681,780
                                                                                                                    ---------------
                                                                                                                          2,295,270
                                                                                                                    ---------------
   UTILITIES 0.2%
   American States Water Co. ...................................................................          4,800             176,976
                                                                                                                    ---------------
   TOTAL COMMON STOCKS (COST $60,967,831) ......................................................                         69,045,931
                                                                                                                    ---------------
   SHORT TERM INVESTMENT (COST $4,060,632) 5.5%
   MONEY MARKET FUND 5.5%
 b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ........................      4,060,632           4,060,632
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $65,028,463) 99.7% ..................................................                         73,106,563
   OTHER ASSETS, LESS LIABILITIES 0.3% .........................................................                            200,724
                                                                                                                    ---------------
   NET ASSETS 100.0% ...........................................................................                    $    73,307,287
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 123.

a     Non-income producing for the twelve months ended March 31, 2007.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                              COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 99.1%
       COMMON STOCKS 98.8%
       ADVERTISING/MARKETING SERVICES 2.3%
     a Focus Media Holding Ltd., ADR ........................................        China               66,800     $     5,241,128
                                                                                                                    ---------------
       BROADCASTING 4.1%
       Grupo Televisa SA, ADR ...............................................       Mexico              288,400           8,594,320
     a XM Satellite Radio Holdings Inc., A ..................................    United States           80,100           1,034,892
                                                                                                                    ---------------
                                                                                                                          9,629,212
                                                                                                                    ---------------
       CABLE/SATELLITE TELEVISION 2.4%
     a EchoStar Communications Corp., A .....................................    United States          127,700           5,546,011
                                                                                                                    ---------------
       COMMERCIAL PRINTING/FORMS 0.5%
     a Cenveo Inc. ..........................................................    United States           52,100           1,266,030
                                                                                                                    ---------------
       COMPUTER COMMUNICATIONS 3.9%
     a Cisco Systems Inc. ...................................................    United States          213,300           5,445,549
     a Juniper Networks Inc. ................................................    United States          183,600           3,613,248
                                                                                                                    ---------------
                                                                                                                          9,058,797
                                                                                                                    ---------------
       COMPUTER PROCESSING HARDWARE 3.8%
     a Apple Inc. ...........................................................    United States           91,800           8,529,138
     a Aruba Networks Inc. ..................................................    United States           16,500             242,055
                                                                                                                    ---------------
                                                                                                                          8,771,193
                                                                                                                    ---------------
       DATA PROCESSING SERVICES 1.7%
     a NeuStar Inc., A .....................................................    United States          141,500           4,024,260
                                                                                                                    ---------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 13.8%
       Alltel Corp. .........................................................    United States           76,900           4,767,800
       AT&T Inc. ............................................................    United States           64,017           2,524,190
     a Bharti Airtel Ltd. ...................................................        India              353,445           6,255,780
       Cable & Wireless PLC .................................................   United Kingdom          880,600           2,886,553
       PT Telekomunikasi Indonesia, B .......................................      Indonesia          1,822,600           1,967,409
       Telenor ASA ..........................................................       Norway              360,000           6,395,473
       Telus Corp. ..........................................................       Canada              142,300           7,115,000
                                                                                                                    ---------------
                                                                                                                         31,912,205
                                                                                                                    ---------------
       ELECTRONICS DISTRIBUTORS 0.2%
     a Brightpoint Inc. .....................................................    United States           34,500             394,680
                                                                                                                    ---------------
       ELECTRONICS/APPLIANCES 0.8%
       Sony Corp., ADR ......................................................        Japan               36,700           1,852,983
                                                                                                                    ---------------
       INFORMATION TECHNOLOGY SERVICES 1.1%
     a Level 3 Communications Inc. ..........................................    United States          409,200           2,496,120
                                                                                                                    ---------------
       INTERNET SOFTWARE/SERVICES 7.1%
     a Akamai Technologies Inc. .............................................    United States           49,100           2,451,072
     a Equinix Inc. .........................................................    United States           47,900           4,101,677
     a Google Inc., A .......................................................    United States           14,100           6,460,056
     a Internap Network Services Corp. ......................................    United States          147,300           2,319,975
     a Switch and Data Facilities Company Inc. ..............................    United States           61,400           1,112,568
                                                                                                                    ---------------
                                                                                                                         16,445,348
                                                                                                                    ---------------


6 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                              COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONTINUED)
       COMMON STOCKS (CONTINUED)
       MEDIA CONGLOMERATES 1.6%
       The Walt Disney Co. ..................................................    United States          105,940     $     3,647,514
                                                                                                                    ---------------
       MOVIES/ENTERTAINMENT 1.1%
     a National CineMedia Inc. ..............................................    United States           22,900             611,430
     a Outdoor Channel Holdings Inc. ........................................    United States          191,300           1,955,086
                                                                                                                    ---------------
                                                                                                                          2,566,516
                                                                                                                    ---------------
       RECREATIONAL PRODUCTS 7.5%
     a Activision Inc. ......................................................    United States          316,500           5,994,510
     a Glu Mobile Inc. ......................................................    United States           30,500             305,000
       Nintendo Co. Ltd. ....................................................        Japan               23,600           6,859,010
     a Scientific Games Corp., A ............................................    United States          130,300           4,277,749
                                                                                                                    ---------------
                                                                                                                         17,436,269
                                                                                                                    ---------------
       SEMICONDUCTORS 3.8%
     a Broadcom Corp., A ....................................................    United States          124,100           3,979,887
     a Micron Technology Inc. ...............................................    United States          194,900           2,354,392
     a Netlogic Microsystems Inc. ...........................................    United States           58,500           1,557,270
     a Silicon Laboratories Inc. ............................................    United States           31,400             939,488
                                                                                                                    ---------------
                                                                                                                          8,831,037
                                                                                                                    ---------------
       SPECIALTY TELECOMMUNICATIONS 8.3%
     a American Tower Corp., A ..............................................    United States          278,702          10,855,443
     a Crown Castle International Corp. .....................................    United States          200,090           6,428,891
     a Time Warner Telecom Inc., A ..........................................    United States           98,600           2,047,922
                                                                                                                    ---------------
                                                                                                                         19,332,256
                                                                                                                    ---------------
       TELECOMMUNICATIONS EQUIPMENT 7.0%
     a BigBand Networks Inc. ................................................    United States           70,084           1,262,213
     a Corning Inc. .........................................................    United States          127,300           2,894,802
       Harris Corp. .........................................................    United States           49,800           2,537,310
       Nokia Corp., ADR .....................................................       Finland             295,700           6,777,444
     a OpNext Inc. ..........................................................    United States           18,700             276,573
       QUALCOMM Inc. ........................................................    United States           29,500           1,258,470
     a SiRF Technology Holdings Inc. ........................................    United States           43,700           1,213,112
                                                                                                                    ---------------
                                                                                                                         16,219,924
                                                                                                                    ---------------
       WIRELESS COMMUNICATIONS 27.8%
       America Movil SAB de CV, L, ADR ......................................        Mexico             319,400          15,264,126
     a Cellcom Israel Ltd. ..................................................        Israel              96,000           1,751,040
       China Mobile (Hong Kong) Ltd., ADR ...................................        China              193,900           8,696,415
     a Clearwire Corp., A ...................................................    United States           55,800           1,142,226
     a Dobson Communications Corp. ..........................................    United States          401,500           3,448,885
     a Leap Wireless International Inc. .....................................    United States           17,200           1,134,856
     a NII Holdings Inc. ....................................................    United States          169,200          12,551,256


                                         Quarterly Statements of Investments | 7

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                              COUNTRY            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONTINUED)
       COMMON STOCKS (CONTINUED)
       WIRELESS COMMUNICATIONS (CONTINUED)
       Rogers Communications Inc., B ........................................        Canada             402,800     $    13,184,766
     a SBA Communications Corp. .............................................    United States          244,000           7,210,200
                                                                                                                    ---------------
                                                                                                                         64,383,770
                                                                                                                    ---------------
       TOTAL COMMON STOCKS (COST $152,251,738) ..............................                                           229,055,253
                                                                                                                    ---------------
       PREFERRED STOCK (COST $720,900) 0.3%
       TELECOMMUNICATIONS EQUIPMENT 0.3%
 a,b,c Dilithium Networks Inc., depository receipt, D, pfd., 144A, PIPES ....    United States          309,399             720,900
                                                                                                                    ---------------
       TOTAL LONG TERM INVESTMENTS (COST $152,972,638) ......................                                           229,776,153
                                                                                                                    ---------------

                                                                                                 ----------------
                                                                                                 PRINCIPAL AMOUNT
                                                                                                 ----------------
       SHORT TERM INVESTMENT (COST $1,482,268) 0.6%
       REPURCHASE AGREEMENT 0.6%
     d Joint Repurchase Agreement, 5.257%, 4/02/07 ..........................    United States     $  1,482,268           1,482,268
         (Maturity Value $1,482,917)
           ABN AMRO Bank, NV, New York Branch (Maturity Value $139,720)
           Banc of America Securities LLC (Maturity Value $133,552)
           Barclays Capital Inc. (Maturity Value $133,552)
           Bear, Stearns & Co. Inc. (Maturity Value $122,828)
           BNP Paribas Securities Corp. (Maturity Value $133,552)
           Credit Suisse Securities (USA) LLC (Maturity Value $18,401)
           Deutsche Bank Securities Inc. (Maturity Value $133,552)
           Goldman, Sachs & Co. (Maturity Value $133,552)
           Greenwich Capital Markets Inc. (Maturity Value $133,552)
           Merrill Lynch Government Securities Inc. (Maturity Value $133,552)
           Morgan Stanley & Co. Inc. (Maturity Value $133,552)
           UBS Securities LLC (Maturity Value $133,552)
             Collateralized by U.S. Government Agency Securities, 2.69% -
               7.125%,
               4/16/07 - 2/17/12; e U.S. Government Agency Discount Notes,
                 7/06/07 - 4/20/09; and U.S. Treasury Notes, 2.75% - 6.50%,
                 5/15/07 - 1/31/12
                                                                                                                    ---------------
       TOTAL INVESTMENTS (COST $154,454,906) 99.7% ..........................                                           231,258,421
       OTHER ASSETS, LESS LIABILITIES 0.3% ..................................                                               568,010
                                                                                                                    ---------------
       NET ASSETS 100.0% ....................................................                                       $   231,826,431
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 123.

a     Non-income producing for the twelve months ended March 31, 2007.

b Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2007, the value of this security was $720,900, representing 0.31% of net assets.

c     See Note 6 regarding restricted securities.

d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.

e     The security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH AND INCOME SECURITIES FUND                                           COUNTRY        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.1%
  COMMON STOCKS 95.3%
  COMMERCIAL SERVICES 1.5%
  R. R. Donnelley & Sons Co. ...................................................    United States      296,200     $     10,837,958
                                                                                                                   ----------------
  COMMUNICATIONS 5.7%
  Alltel Corp. .................................................................    United States      115,700            7,173,400
  America Movil SAB de CV, L, ADR ..............................................       Mexico          241,200           11,526,948
  AT&T Inc. ....................................................................    United States      574,097           22,636,645
                                                                                                                   ----------------
                                                                                                                         41,336,993
                                                                                                                   ----------------
  CONSUMER DURABLES 1.9%
  D.R. Horton Inc. .............................................................    United States      630,800           13,877,600
                                                                                                                   ----------------
  CONSUMER NON-DURABLES 5.4%
  Anheuser-Busch Cos. Inc. .....................................................    United States      225,900           11,398,914
  The Coca-Cola Co. ............................................................    United States      230,400           11,059,200
  Diageo PLC, ADR ..............................................................   United Kingdom       83,400            6,751,230
  Unilever NV, N.Y. shs. .......................................................     Netherlands       341,500            9,978,630
                                                                                                                   ----------------
                                                                                                                         39,187,974
                                                                                                                   ----------------
  CONSUMER SERVICES 1.8%
  Carnival Corp. ...............................................................    United States      274,500           12,863,070
                                                                                                                   ----------------
  ELECTRONIC TECHNOLOGY 8.2%
  Embraer-Empresa Brasileira de Aeronautica SA, ADR ............................       Brazil          252,300           11,570,478
  Intel Corp. ..................................................................    United States      725,000           13,869,250
  Microchip Technology Inc. ....................................................    United States      353,000           12,542,090
  Nokia Corp., ADR .............................................................       Finland         435,600            9,983,952
  Raytheon Co. .................................................................    United States      209,100           10,969,386
                                                                                                                   ----------------
                                                                                                                         58,935,156
                                                                                                                   ----------------
  ENERGY MINERALS 6.8%
  Chevron Corp. ................................................................    United States      195,416           14,452,967
  ConocoPhillips ...............................................................    United States      195,100           13,335,085
  Exxon Mobil Corp. ............................................................    United States      204,244           15,410,210
  Sunoco Inc. ..................................................................    United States       85,800            6,043,752
                                                                                                                   ----------------
                                                                                                                         49,242,014
                                                                                                                   ----------------
  FINANCE 27.1%
  AFLAC Inc. ...................................................................    United States      147,200            6,927,232
  American International Group Inc. ............................................    United States       79,300            5,330,546
  Bank of America Corp. ........................................................    United States      386,712           19,730,046
  Capital One Financial Corp. ..................................................    United States      118,364            8,931,747
  CapitalSource Inc. ...........................................................    United States      578,100           14,527,653
  Citigroup Inc. ...............................................................    United States      373,400           19,170,356
  Fannie Mae ...................................................................    United States      204,900           11,183,442


                                         Quarterly Statements of Investments | 9

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH AND INCOME SECURITIES FUND                                           COUNTRY        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  FINANCE (CONTINUED)
  Fortress Investment Group, A .................................................    United States      207,600     $      5,953,968
  Freddie Mac ..................................................................    United States      151,100            8,988,939
  JPMorgan Chase & Co. .........................................................    United States      368,170           17,812,065
  Marsh & McLennan Cos. Inc. ...................................................    United States      321,400            9,413,806
  Morgan Stanley ...............................................................    United States      189,900           14,956,524
  OneBeacon Insurance Group Ltd. ...............................................       Bermuda          36,900              922,500
  The Travelers Cos. Inc. ......................................................    United States      212,700           11,011,479
  U.S. Bancorp .................................................................    United States      365,400           12,778,038
  Wachovia Corp. ...............................................................    United States      250,900           13,812,045
  Washington Mutual Inc. .......................................................    United States      347,100           14,015,898
                                                                                                                   ----------------
                                                                                                                        195,466,284
                                                                                                                   ----------------
  HEALTH TECHNOLOGY 5.1%
  Eli Lilly and Co. ............................................................    United States       87,200            4,683,512
  GlaxoSmithKline PLC, ADR .....................................................   United Kingdom      175,100            9,676,026
  Mylan Laboratories Inc. ......................................................    United States      272,900            5,769,106
  Pfizer Inc. ..................................................................    United States      559,900           14,143,074
  Wyeth ........................................................................    United States       56,300            2,816,689
                                                                                                                   ----------------
                                                                                                                         37,088,407
                                                                                                                   ----------------
  INDUSTRIAL SERVICES 1.1%
  Waste Management Inc. ........................................................    United States      223,100            7,676,871
                                                                                                                   ----------------
  NON-ENERGY MINERALS 1.6%
  Alcoa Inc. ...................................................................    United States      334,400           11,336,160
                                                                                                                   ----------------
  PROCESS INDUSTRIES 1.7%
  The Dow Chemical Co. .........................................................    United States      264,800           12,143,728
                                                                                                                   ----------------
  PRODUCER MANUFACTURING 10.8%
  3M Co. .......................................................................    United States      148,900           11,380,427
  Autoliv Inc. .................................................................       Sweden          108,500            6,196,435
  Caterpillar Inc. .............................................................    United States      222,600           14,920,878
  General Electric Co. .........................................................    United States      417,000           14,745,120
  Honeywell International Inc. .................................................    United States      241,100           11,105,066
  Masco Corp. ..................................................................    United States      332,500            9,110,500
  Pitney Bowes Inc. ............................................................    United States      233,700           10,607,643
                                                                                                                   ----------------
                                                                                                                         78,066,069
                                                                                                                   ----------------


10 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH AND INCOME SECURITIES FUND                                            COUNTRY        SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  REAL ESTATE INVESTMENT TRUST 0.9%
  iStar Financial Inc. .........................................................    United States      141,400     $      6,621,762
                                                                                                                   ----------------
  RETAIL TRADE 5.1%
  Best Buy Co. Inc. ............................................................    United States      215,400           10,494,288
  The Gap Inc. .................................................................    United States      373,200            6,422,772
  The Home Depot Inc. ..........................................................    United States      363,900           13,369,686
  Wal-Mart Stores Inc. .........................................................    United States      134,900            6,333,555
                                                                                                                   ----------------
                                                                                                                         36,620,301
                                                                                                                   ----------------
  TECHNOLOGY SERVICES 2.4%
  Microsoft Corp. ..............................................................    United States      378,400           10,546,008
  Paychex Inc. .................................................................    United States      177,400            6,718,138
                                                                                                                   ----------------
                                                                                                                         17,264,146
                                                                                                                   ----------------
  TRANSPORTATION 2.8%
  J.B. Hunt Transport Services Inc. ............................................    United States      407,800           10,700,672
  United Parcel Service Inc., B ................................................    United States      141,300            9,905,130
                                                                                                                   ----------------
                                                                                                                         20,605,802
                                                                                                                   ----------------
  UTILITIES 5.4%
  Dominion Resources Inc. ......................................................    United States      119,700           10,625,769
  Public Service Enterprise Group Inc. .........................................    United States      183,100           15,204,624
  TXU Corp. ....................................................................    United States      210,600           13,499,460
                                                                                                                   ----------------
                                                                                                                         39,329,853
                                                                                                                   ----------------
  TOTAL COMMON STOCKS (COST $543,374,714) ......................................                                        688,500,148
                                                                                                                   ----------------
  CONVERTIBLE PREFERRED STOCKS 3.8%
  ENERGY MINERALS 1.4%
  Chesapeake Energy Corp., 5.00%, cvt. pfd. ....................................    United States       74,400           10,109,100
                                                                                                                   ----------------
  FINANCE 1.6%
  E*TRADE Financial Corp., 6.125%, cvt. pfd. ...................................    United States      405,800           11,325,878
                                                                                                                   ----------------
  HEALTH TECHNOLOGY 0.8%
  Schering-Plough Corp., 6.00%, cvt. pfd. ......................................    United States       97,600            5,743,760
                                                                                                                   ----------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $26,410,984) ........................                                         27,178,738
                                                                                                                   ----------------
  TOTAL LONG TERM INVESTMENTS (COST $569,785,698) ..............................                                        715,678,886
                                                                                                                   ----------------


                                        Quarterly Statements of Investments | 11

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH AND INCOME SECURITIES FUND                                    COUNTRY       PRINCIPAL AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $4,475,387) 0.6%
  REPURCHASE AGREEMENT 0.6%
a Joint Repurchase Agreement, 5.257%, 4/02/07 .............................   United States   $      4,475,387     $      4,475,387
    (Maturity Value $4,477,347)
       ABN AMRO Bank, NV, New York Branch (Maturity Value $421,855)
       Banc of America Securities LLC (Maturity Value $403,230)
       Barclays Capital Inc. (Maturity Value $403,230)
       Bear, Stearns & Co. Inc. (Maturity Value $370,859)
       BNP Paribas Securities Corp. (Maturity Value $403,230)
       Credit Suisse Securities (USA) LLC (Maturity Value $55,563)
       Deutsche Bank Securities Inc. (Maturity Value $403,230)
       Goldman, Sachs & Co. (Maturity Value $403,230)
       Greenwich Capital Markets Inc. (Maturity Value $403,230)
       Merrill Lynch Government Securities Inc. (Maturity Value $403,230)
       Morgan Stanley & Co. Inc. (Maturity Value $403,230)
       UBS Securities LLC (Maturity Value $403,230)
       Collateralized by U.S. Government Agency Securities, 2.69% - 7.125%,
         4/16/07 - 2/17/12; b U.S. Government Agency Discount Notes,
           7/06/07 - 4/20/09; and U.S. Treasury Notes, 2.75% - 6.50%,
           5/15/07 - 1/31/12
                                                                                                                   ----------------
  TOTAL INVESTMENTS (COST $574,261,085) 99.7% .............................                                             720,154,273
  OTHER ASSETS, LESS LIABILITIES 0.3% .....................................                                               2,327,959
                                                                                                                   ----------------
  NET ASSETS 100.0% .......................................................                                        $    722,482,232
                                                                                                                   ================

See Selected Portfolio Abbreviations on page 123.

a Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.

b     The security is traded on a discount basis with no stated coupon rate.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN HIGH INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT a        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 96.7%
      CORPORATE BONDS 96.7%
      COMMERCIAL SERVICES 8.1%
    b ARAMARK Corp., senior note, B, 144A, 8.50%, 2/01/15 .................    United States      $  2,200,000      $     2,299,000
      Dex Media Inc., B, 8.00%, 11/15/13 ..................................    United States           500,000              526,250
      Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...............    United States         1,500,000            1,644,375
      Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ................    United States         2,000,000            2,160,000
      JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to
        5/17/07, 10.67% thereafter, 5/15/13 ...............................    United States         3,000,000            3,112,500
      Lamar Media Corp., senior sub. note,
         7.25%, 1/01/13 ...................................................    United States         2,000,000            2,035,000
         6.625%, 8/15/15 ..................................................    United States           300,000              294,000
      R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ..................    United States         3,500,000            3,736,250
    b Rental Service Corp., senior note, 144A, 9.50%, 12/01/14 ............    United States         2,500,000            2,675,000
      United Rentals North America Inc., senior sub. note, 7.75%,
        11/15/13 ..........................................................    United States         2,000,000            2,065,000
                                                                                                                    ---------------
                                                                                                                         20,547,375
                                                                                                                    ---------------

      COMMUNICATIONS 10.3%
      Centennial Communications Corp., senior note, 10.00%, 1/01/13 .......    United States         2,500,000            2,709,375
    b Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ..............       Jamaica            2,500,000            2,431,250
      Dobson Cellular Systems Inc., senior secured note, 9.875%,
        11/01/12 ..........................................................    United States         2,500,000            2,737,500
      Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08, 10.375%
        thereafter, 11/15/12 ..............................................   United Kingdom         3,000,000            2,850,000
      Intelsat Intermediate, senior note, zero cpn. to 2/01/10, 9.25%
        thereafter, 2/01/15 ...............................................       Bermuda              700,000              584,500
      Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%, 1/15/13 ...       Bermuda            3,000,000            3,142,500
    b MetroPCS Wireless Inc., senior note, 144A, 9.25%, 11/01/14 ..........    United States         1,400,000            1,487,500
      Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ...     Luxembourg           2,200,000            2,420,000
      Qwest Communications International Inc., senior note,
         7.50%, 2/15/14 ...................................................    United States         1,500,000            1,552,500
         B, 7.50%, 2/15/14 ................................................    United States         2,000,000            2,070,000
    b Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 ....        Italy             1,800,000            2,070,000
      Windstream Corp., senior note, 8.625%, 8/01/16 ......................    United States         2,000,000            2,197,500
                                                                                                                    ---------------
                                                                                                                         26,252,625
                                                                                                                    ---------------
      CONSUMER DURABLES 6.0%
      Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 .................    United States         2,100,000            1,984,500
      Ford Motor Credit Co.,
         5.625%, 10/01/08 .................................................    United States         3,000,000            2,940,783
         senior note, 9.875%, 8/10/11 .....................................    United States         2,500,000            2,649,842
      General Motors Corp., senior deb., 8.25%, 7/15/23 ...................    United States         1,000,000              905,000
      Jarden Corp., senior sub. note, 7.50%, 5/01/17 ......................    United States         1,800,000            1,827,000
      Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ................    United States         1,500,000            1,533,750
      KB Home, senior note,
         6.25%, 6/15/15 ...................................................    United States         1,700,000            1,532,125
         7.25%, 6/15/18 ...................................................    United States         1,200,000            1,114,230
      William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ..............    United States         1,000,000              895,000
                                                                                                                    ---------------
                                                                                                                         15,382,230
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 13

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN HIGH INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT a        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      CONSUMER NON-DURABLES 2.7%
      Reynolds American Inc., senior secured note, 7.625%, 6/01/16 ........    United States      $  3,000,000      $     3,206,493
      Smithfield Foods Inc., senior note,
         7.00%, 8/01/11 ...................................................    United States           800,000              815,000
         7.75%, 5/15/13 ...................................................    United States         1,200,000            1,245,000
      Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 .............    United States         1,900,000            1,529,500
                                                                                                                    ---------------
                                                                                                                          6,795,993
                                                                                                                    ---------------
      CONSUMER SERVICES 15.8%
      Boyd Gaming Corp., senior sub. note,
         7.75%, 12/15/12 ..................................................    United States           300,000              311,250
         6.75%, 4/15/14 ...................................................    United States         1,700,000            1,704,250
      Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ...........    United States         2,800,000            2,856,000
  c,d Callahan Nordrhein-Westfallen, senior note, 14.00%, 7/15/10 .........       Germany            2,750,000                  275
      CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ................       Canada             2,400,000            2,496,000
      CCH II LLC, senior note, 10.25%, 9/15/10 ............................    United States         3,800,000            4,028,000
      EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ...................    United States         2,000,000            2,017,500
    b Greektown Holdings, senior note, 144A, 10.75%, 12/01/13 .............    United States         2,000,000            2,150,000
      Liberty Media Corp., senior note, 5.70%, 5/15/13 ....................    United States         2,000,000            1,927,542
      LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..............    United States         2,415,000            2,375,756
      MGM MIRAGE Inc., senior note,
         6.625%, 7/15/15 ..................................................    United States         2,500,000            2,412,500
         6.875%, 4/01/16 ..................................................    United States         1,000,000              977,500
      Pinnacle Entertainment Inc., senior sub. note,
         8.25%, 3/15/12 ...................................................    United States           200,000              207,000
         8.75%, 10/01/13 ..................................................    United States         2,100,000            2,241,750
      Quebecor Media Inc., senior note, 7.75%, 3/15/16 ....................       Canada             1,800,000            1,858,500
      Radio One Inc., senior sub. note, 6.375%, 2/15/13 ...................    United States         2,300,000            2,231,000
    b Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
        9/01/14 ...........................................................    United States         2,000,000            2,247,500
      Royal Caribbean Cruises Ltd.,
         senior deb., 7.25%, 3/15/18 ......................................    United States         1,800,000            1,841,533
         senior note, 6.875%, 12/01/13 ....................................    United States         1,200,000            1,233,831
      Station Casinos Inc.,
         senior note, 6.00%, 4/01/12 ......................................    United States           300,000              292,125
         senior sub. note, 6.50%, 2/01/14 .................................    United States           300,000              277,500
         senior sub. note, 6.875%, 3/01/16 ................................    United States         1,900,000            1,750,375
    b Univision Communications Inc., senior note, 144A, PIK, 9.75%,
        3/15/15 ...........................................................    United States         2,600,000            2,603,250
                                                                                                                    ---------------
                                                                                                                         40,040,937
                                                                                                                    ---------------
      ELECTRONIC TECHNOLOGY 7.3%
    b Bombardier Inc., senior note, 144A, 8.00%, 11/15/14 .................       Canada               400,000              416,000
      DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 ............    United States         2,100,000            2,194,500


14 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN HIGH INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT a        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      ELECTRONIC TECHNOLOGY (CONTINUED)
    b Freescale Semiconductor Inc., senior note, 144A, 8.875%, 12/15/14 ...    United States      $  3,600,000      $     3,622,500
      L-3 Communications Corp., senior sub. note,
         5.875%, 1/15/15 ..................................................    United States         2,500,000            2,440,625
         6.375%, 10/15/15 .................................................    United States           500,000              498,125
    b NXP BV/NXP Funding LLC, 144A, 7.875%, 10/15/14 ......................     Netherlands          2,300,000            2,386,250
      Sanmina-SCI Corp., senior sub. note,
         6.75%, 3/01/13 ...................................................    United States         2,000,000            1,830,000
         8.125%, 3/01/16 ..................................................    United States           300,000              283,500
      Solectron Global Finance Ltd., senior sub. note, 8.00%, 3/15/16 .....    United States         2,300,000            2,305,750
      TransDigm Inc., senior sub. note,
         7.75%, 7/15/14 ...................................................    United States         2,000,000            2,075,000
       b 144A, 7.75%, 7/15/14 .............................................    United States           400,000              415,000
                                                                                                                    ---------------
                                                                                                                         18,467,250
                                                                                                                    ---------------
      ENERGY MINERALS 4.2%
      Chesapeake Energy Corp., senior note,
         7.625%, 7/15/13 ..................................................    United States           500,000              533,750
         6.25%, 1/15/18 ...................................................    United States         3,000,000            2,977,500
      Mariner Energy Inc., senior note, 7.50%, 4/15/13 ....................    United States         2,200,000            2,172,500
      Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...............    United States         2,500,000            2,556,250
      Pogo Producing Co., senior sub. note,
         7.875%, 5/01/13 ..................................................    United States           200,000              202,500
         6.875%, 10/01/17 .................................................    United States         2,200,000            2,156,000
                                                                                                                    ---------------
                                                                                                                         10,598,500
                                                                                                                    ---------------
      FINANCE 3.1%
      GMAC LLC, 6.875%, 8/28/12 ...........................................    United States         5,300,000            5,284,513
    b Hawker Beechcraft Acquisition Co., senior note, 144A,
         8.50%, 4/01/15 ...................................................    United States           800,000              833,000
         PIK, 8.875%, 4/01/15 .............................................    United States         1,700,000            1,761,625
                                                                                                                    ---------------
                                                                                                                          7,879,138
                                                                                                                    ---------------
      HEALTH SERVICES 5.2%
      DaVita Inc., senior sub. note, 7.25%, 3/15/15 .......................    United States         2,700,000            2,743,875
      HCA Inc.,
         senior note, 6.50%, 2/15/16 ......................................    United States           400,000              342,500
       b senior secured note, 144A, 9.125%, 11/15/14 ......................    United States         2,400,000            2,571,000
      Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ................    United States         3,000,000            2,801,250
  b,e U.S. Oncology Holdings Inc., senior note, 144A, FRN, 9.797%,
        3/15/12 ...........................................................    United States         2,300,000            2,334,500
      Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
        10/01/14 ..........................................................    United States         2,500,000            2,543,750
                                                                                                                    ---------------
                                                                                                                         13,336,875
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 15

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN HIGH INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT a        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      INDUSTRIAL SERVICES 5.4%
      Allied Waste North America Inc., senior secured note, 6.875%,
        6/01/17 ...........................................................    United States      $  2,600,000      $     2,619,500
      Compagnie Generale de Geophysique-Veritas, senior note,
         7.50%, 5/15/15 ...................................................        France              500,000              517,500
         7.75%, 5/15/17 ...................................................        France              700,000              733,250
      El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ............    United States         2,500,000            2,621,447
      Hanover Compressor Co., senior note, 7.50%, 4/15/13 .................    United States         2,300,000            2,369,000
      Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 ..........    United States         2,500,000            2,437,500
      The Williams Cos. Inc.,
         8.75%, 3/15/32 ...................................................    United States           800,000              926,000
         senior note, 7.625%, 7/15/19 .....................................    United States           600,000              655,500
         senior note, 7.875%, 9/01/21 .....................................    United States           700,000              773,500
                                                                                                                    ---------------
                                                                                                                         13,653,197
                                                                                                                    ---------------
      NON-ENERGY MINERALS 2.2%
      Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17 ...    United States         2,200,000            2,384,250
      Novelis Inc., senior note, 7.25%, 2/15/15 ...........................        Canada            3,000,000            3,187,500
                                                                                                                    ---------------
                                                                                                                          5,571,750
                                                                                                                    ---------------
      PROCESS INDUSTRIES 10.1%
      BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 .......    United States         3,030,000            3,456,988
      Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 ........    United States         2,400,000            2,400,000
      Crown Americas Inc., senior note, 7.75%, 11/15/15 ...................    United States         2,500,000            2,612,500
    b Huntsman International LLC, senior note, 144A, 7.875%, 11/15/14 .....    United States         2,300,000            2,389,125
      JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ...................       Ireland            2,500,000            2,562,500
      Lyondell Chemical Co., senior note, 8.00%, 9/15/14 ..................    United States         3,000,000            3,157,500
  b,f MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ..............    United States           900,000              927,000
      Nalco Co., senior sub. note, 8.875%, 11/15/13 .......................    United States         3,000,000            3,202,500
      Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ....................    United States         2,500,000            2,568,750
    b Verso Paper Holdings LLC, senior secured note, 144A, 9.125%,
        8/01/14 ...........................................................    United States         2,300,000            2,403,500
                                                                                                                    ---------------
                                                                                                                         25,680,363
                                                                                                                    ---------------
      PRODUCER MANUFACTURING 2.9%
      Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ..........    United States         2,400,000            2,436,000
  c,d Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 .......    United States         1,912,374                   --
      RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .............    United States         2,500,000            2,612,500
    b TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ..............    United States         2,500,000            2,462,500
                                                                                                                    ---------------
                                                                                                                          7,511,000
                                                                                                                    ---------------


16 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN HIGH INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT a        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      REAL ESTATE DEVELOPMENT 1.0%
      Forest City Enterprises Inc., senior note,
         7.625%, 6/01/15 ..................................................    United States      $  2,300,000      $     2,351,750
         6.50%, 2/01/17 ...................................................    United States           300,000              293,250
                                                                                                                    ---------------
                                                                                                                          2,645,000
                                                                                                                    ---------------
      REAL ESTATE INVESTMENT TRUSTS 1.0%
      Host Marriott LP, senior note,
         M, 7.00%, 8/15/12 ................................................    United States         2,000,000            2,047,500
         O, 6.375%, 3/15/15 ...............................................    United States           500,000              498,750
                                                                                                                    ---------------
                                                                                                                          2,546,250
                                                                                                                    ---------------
      RETAIL TRADE 1.0%
    b Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 ...........    United States         2,400,000            2,580,000
                                                                                                                    ---------------
      TECHNOLOGY SERVICES 1.3%
      SunGard Data Systems Inc.,
         senior note, 9.125%, 8/15/13 .....................................    United States           900,000              969,750
         senior sub. note, 10.25%, 8/15/15 ................................    United States         2,100,000            2,302,125
                                                                                                                    ---------------
                                                                                                                          3,271,875
                                                                                                                    ---------------
      TRANSPORTATION 1.9%
      Great Lakes Dredge & Dock Co., senior sub. note, 7.75%, 12/15/13 ....    United States         2,300,000            2,294,250
    b Navios Maritime Holdings, senior note, 144A, 9.50%, 12/15/14 ........   Marshall Islands       2,400,000            2,511,000
                                                                                                                    ---------------
                                                                                                                          4,805,250
                                                                                                                    ---------------
      UTILITIES 7.2%
    b Allegheny Energy Supply, 144A, 8.25%, 4/15/12 .......................    United States         2,300,000            2,530,000
      Aquila Inc., senior note, 14.875%, 7/01/12 ..........................    United States         2,000,000            2,615,000
      Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ..................    United States         2,300,000            2,403,500
      Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .........    United States         2,200,000            2,398,000
      Mirant North America LLC, senior note, 7.375%, 12/31/13 .............    United States         2,500,000            2,575,000
      NRG Energy Inc., senior note,
         7.25%, 2/01/14 ...................................................    United States           900,000              924,750
         7.375%, 2/01/16 ..................................................    United States         2,100,000            2,163,000
      TXU Corp., senior note, P, 5.55%, 11/15/14 ..........................    United States         3,000,000            2,672,034
                                                                                                                    ---------------
                                                                                                                         18,281,284
                                                                                                                    ---------------
      TOTAL CORPORATE BONDS (COST $242,424,194) ...........................                                             245,846,892
                                                                                                                    ---------------

                                                                                                  ------------
                                                                                                     SHARES
                                                                                                  ------------
      COMMON STOCK (COST $89,208) 0.0%
      PRODUCER MANUFACTURING 0.0%
c,g,h Goss Holdings Inc., B ...............................................    United States            44,604                   --
                                                                                                                    ---------------
      TOTAL LONG TERM INVESTMENTS (COST $242,513,402) .....................                                             245,846,892
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 17

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN HIGH INCOME SECURITIES FUND                                        COUNTRY      PRINCIPAL AMOUNT a        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENT (COST $5,826,879) 2.3%
      REPURCHASE AGREEMENT 2.3%
    i Joint Repurchase Agreement, 5.257%, 4/02/07 .........................    United States      $  5,826,879      $     5,826,879
        (Maturity Value $5,829,431)
         ABN AMRO Bank, NV, New York Branch (Maturity Value $549,249)
         Banc of America Securities LLC (Maturity Value $524,999)
         Barclays Capital Inc. (Maturity Value $524,999)
         Bear, Stearns & Co. Inc. (Maturity Value $482,850)
         BNP Paribas Securities Corp. (Maturity Value $524,999)
         Credit Suisse Securities (USA) LLC (Maturity Value $72,341)
         Deutsche Bank Securities Inc. (Maturity Value $524,999)
         Goldman, Sachs & Co. (Maturity Value $524,999)
         Greenwich Capital Markets Inc. (Maturity Value $524,999)
         Merrill Lynch Government Securities Inc. (Maturity Value $524,999)
         Morgan Stanley & Co. Inc. (Maturity Value $524,999)
         UBS Securities LLC (Maturity Value $524,999)
           Collateralized by U.S. Government Agency Securities,
             2.69% - 7.125%,
             4/16/07 - 2/17/12; j U.S. Government Agency Discount Notes,
               7/06/07 - 4/20/09; and U.S. Treasury Notes, 2.75% - 6.50%,
               5/15/07 - 1/31/12
                                                                                                                    ---------------
      TOTAL INVESTMENTS (COST $248,340,318) 99.0% .........................                                             251,673,771
      OTHER ASSETS, LESS LIABILITIES 1.0% .................................                                               2,427,808
                                                                                                                    ---------------
      NET ASSETS 100.0% ...................................................                                         $   254,101,579
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 123.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2007, the aggregate value of these securities was $48,106,500, representing 18.93% of net assets.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2007, the aggregate value of these securities was $275, representing less than 0.1% of net assets.

d     Defaulted security.

e     The coupon rate shown represents the rate at period end.

f     Security purchased on a when-issued or delayed delivery basis.

g     Non-income producing for the twelve months ended March 31, 2007.

h     See Note 6 regarding restricted securities.

j Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.

j     The security is traded on a discount basis with no stated coupon rate.


18 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME SECURITIES FUND                                                COUNTRY            SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 91.7%
      COMMON STOCKS 36.5%
      COMMUNICATIONS 2.6%
      AT&T Inc. ...............................................................   United States       3,487,484     $   137,511,494
      Verizon Communications Inc. .............................................   United States         700,000          26,544,000
                                                                                                                    ---------------
                                                                                                                        164,055,494
                                                                                                                    ---------------
      ELECTRIC UTILITIES 13.1%
      Alliant Energy Corp. ....................................................   United States         350,000          15,687,000
      Ameren Corp. ............................................................   United States       1,000,000          50,300,000
      American Electric Power Co. Inc. ........................................   United States         600,000          29,250,000
      CenterPoint Energy Inc. .................................................   United States         300,000           5,382,000
      Consolidated Edison Inc. ................................................   United States         426,400          21,771,984
      Constellation Energy Group ..............................................   United States          85,000           7,390,750
      Dominion Resources Inc. .................................................   United States         832,900          73,936,533
      DTE Energy Co. ..........................................................   United States         260,500          12,477,950
      Duke Energy Corp. .......................................................   United States       2,060,000          41,797,400
      Energy East Corp. .......................................................   United States         300,000           7,308,000
      FirstEnergy Corp. .......................................................   United States       1,200,000          79,488,000
      FPL Group Inc. ..........................................................   United States         500,000          30,585,000
      Hawaiian Electric Industries Inc. .......................................   United States         120,000           3,118,800
      PG&E Corp. ..............................................................   United States         600,000          28,962,000
      Pinnacle West Capital Corp. .............................................   United States         300,000          14,475,000
      Progress Energy Inc. ....................................................   United States         550,000          27,742,000
      Public Service Enterprise Group Inc. ....................................   United States       1,871,900         155,442,576
      Puget Energy Inc. .......................................................   United States       1,566,300          40,222,584
      The Southern Co. ........................................................   United States       1,750,000          64,137,500
      TECO Energy Inc. ........................................................   United States         250,000           4,302,500
      TXU Corp. ...............................................................   United States       1,750,000         112,175,000
                                                                                                                    ---------------
                                                                                                                        825,952,577
                                                                                                                    ---------------
      ELECTRONIC TECHNOLOGY 0.6%
      Intel Corp. .............................................................   United States       2,000,000          38,260,000
                                                                                                                    ---------------
      ENERGY MINERALS 3.5%
      BP PLC, ADR .............................................................   United Kingdom        500,000          32,375,000
      Canadian Oil Sands Trust ................................................       Canada          1,750,000          42,836,726
      Chevron Corp. ...........................................................   United States         800,000          59,168,000
      ConocoPhillips ..........................................................   United States       1,004,900          68,684,915
      Royal Dutch Shell PLC, A, ADR ...........................................   United Kingdom        313,800          20,804,940
                                                                                                                    ---------------
                                                                                                                        223,869,581
                                                                                                                    ---------------
      FINANCE 6.4%
      Bank of America Corp. ...................................................   United States       1,500,000          76,530,000
      CapitalSource Inc. ......................................................   United States         650,000          16,334,500
      Citigroup Inc. ..........................................................   United States         300,000          15,402,000
      Fifth Third Bancorp .....................................................   United States         500,000          19,345,000
      HSBC Holdings PLC .......................................................   United Kingdom      3,500,000          61,254,750
      JPMorgan Chase & Co. ....................................................   United States         900,000          43,542,000


                                        Quarterly Statements of Investments | 19

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME SECURITIES FUND                                                COUNTRY            SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      FINANCE (CONTINUED)
      OneBeacon Insurance Group Ltd. ..........................................      Bermuda            747,200     $    18,680,000
      SLM Corp. ...............................................................   United States         850,000          34,765,000
      Wachovia Corp. ..........................................................   United States         100,000           5,505,000
      Washington Mutual Inc. ..................................................   United States       2,750,000         111,045,000
                                                                                                                    ---------------
                                                                                                                        402,403,250
                                                                                                                    ---------------
      GAS DISTRIBUTORS 1.3%
      AGL Resources Inc. ......................................................   United States         125,000           5,340,000
      Atmos Energy Corp. ......................................................   United States         610,000          19,080,800
      NiSource Inc. ...........................................................   United States         600,000          14,664,000
      Sempra Energy ...........................................................   United States         250,000          15,252,500
      Spectra Energy Corp. ....................................................   United States       1,030,000          27,058,100
                                                                                                                    ---------------
                                                                                                                         81,395,400
                                                                                                                    ---------------
      HEALTH TECHNOLOGY 5.7%
      Bristol-Myers Squibb Co. ................................................   United States         500,000          13,880,000
      Johnson & Johnson .......................................................   United States         500,000          30,130,000
      Merck & Co. Inc. ........................................................   United States       2,500,000         110,425,000
      Mylan Laboratories Inc. .................................................   United States       3,219,900          68,068,686
      Pfizer Inc. .............................................................   United States       5,500,000         138,930,000
                                                                                                                    ---------------
                                                                                                                        361,433,686
                                                                                                                    ---------------
      INDUSTRIAL SERVICES 0.4%
      Halliburton Co. .........................................................   United States         900,000          28,566,000
                                                                                                                    ---------------
      NON-ENERGY MINERALS 0.2%
      AngloGold Ashanti Ltd., ADR .............................................   South Africa          100,000           4,459,000
      Barrick Gold Corp. ......................................................      Canada             200,000           5,710,000
                                                                                                                    ---------------
                                                                                                                         10,169,000
                                                                                                                    ---------------
      PROCESS INDUSTRIES 1.0%
      The Dow Chemical Co. ....................................................   United States         712,300          32,666,078
      Lyondell Chemical Co. ...................................................   United States       1,100,000          32,967,000
                                                                                                                    ---------------
                                                                                                                         65,633,078
                                                                                                                    ---------------
      PRODUCER MANUFACTURING 1.7%
      3M Co. ..................................................................   United States         700,000          53,501,000
      General Electric Co. ....................................................   United States       1,501,200          53,082,432
                                                                                                                    ---------------
                                                                                                                        106,583,432
                                                                                                                    ---------------
      TOTAL COMMON STOCKS (COST $1,863,200,983) ...............................                                       2,308,321,498
                                                                                                                    ---------------
      CONVERTIBLE PREFERRED STOCKS 8.7%
      CONSUMER DURABLES 0.6%
    a Citigroup Funding into D.R. Horton Inc., 9.63%, cvt. pfd. ...............   United States         725,000          16,557,840
  a,b Merrill Lynch & Co. Inc. into D.R. Horton Inc., 4.00%, cvt. pfd.,
        144A ..................................................................   United States         608,000          13,430,720
  a,b Merrill Lynch & Co. Inc. into KB Home, 9.00%, cvt. pfd., 144A ...........   United States         200,000           8,832,000
                                                                                                                    ---------------
                                                                                                                         38,820,560
                                                                                                                    ---------------


20 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME SECURITIES FUND                                                COUNTRY            SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CONVERTIBLE PREFERRED STOCKS (CONTINUED)
      ELECTRIC UTILITIES 0.6%
    b Morgan Stanley into PPL Corp., 7.85%, cvt. pfd., 144A ...................   United States         800,000     $    27,716,000
      PNM Resources Inc., 6.75%, cvt. pfd. ....................................   United States         217,900          11,848,313
                                                                                                                    ---------------
                                                                                                                         39,564,313
                                                                                                                    ---------------
      ELECTRONIC TECHNOLOGY 1.1%
      Citigroup Funding into Texas Instrument Inc., 7.50%, cvt. pfd. ..........   United States         600,000          18,023,400
      Deutsche Bank AG into Apple Inc., 9.50%, cvt. pfd. ......................   United States          83,000           6,268,990
      Lehman Brothers Holdings Inc. into Cisco Systems Inc., 8.50%,
        cvt. pfd. .............................................................   United States       1,100,000          22,055,000
  a,b Morgan Stanley into Intel Corp., 7.30%, cvt. pfd., 144A .................   United States       1,100,000          21,697,500
                                                                                                                    ---------------
                                                                                                                         68,044,890
                                                                                                                    ---------------
      ENERGY MINERALS 1.4%
      Chesapeake Energy Corp., 6.25%, cvt. pfd. ...............................   United States         168,000          44,459,688
    b Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A .........................   United States         100,000          10,897,300
    b Goldman Sachs Group Inc. into Peabody Energy Corp., 10.00%, cvt. pfd.,
        144A ..................................................................   United States         500,000          20,074,500
  a,b Morgan Stanley into Devon Energy Corp., 8.00%, cvt. pfd., 144A ..........   United States         200,000          13,649,000
                                                                                                                    ---------------
                                                                                                                         89,080,488
                                                                                                                    ---------------
      FINANCE 0.8%
      E*TRADE Financial Corp., 6.125%, cvt. pfd. ..............................   United States         400,000          11,164,000
      MetLife Inc., 6.375%, cvt. pfd. .........................................   United States         250,000           8,062,500
    b Morgan Stanley into Freddie Mac, 7.00%, cvt. pfd., 144A .................   United States         500,000          29,865,000
                                                                                                                    ---------------
                                                                                                                         49,091,500
                                                                                                                    ---------------
      HEALTH TECHNOLOGY 0.7%
      Lehman Brothers Holdings Inc. into Boston Scientific, 7.50%, cvt.
        pfd. ..................................................................   United States         650,000           9,711,000
      Schering-Plough Corp., 6.00%, cvt. pfd. .................................   United States         535,000          31,484,750
                                                                                                                    ---------------
                                                                                                                         41,195,750
                                                                                                                    ---------------
      INDUSTRIAL SERVICES 1.3%
    a Credit Suisse into Baker Hughes Inc., 8.00%, cvt. pfd. ..................   United States         600,000          39,483,420
      El Paso Corp., 4.99%, cvt. pfd. .........................................   United States          20,000          25,651,094
    b Morgan Stanley into GlobalSantaFe Corp., 9.00%, cvt. pfd., 144A .........   United States         300,000          18,082,500
                                                                                                                    ---------------
                                                                                                                         83,217,014
                                                                                                                    ---------------
      NON-ENERGY MINERALS 1.4%
a,b,c Deutsche Bank AG into Freeport-McMoRan Copper & Gold Inc., 10.00%,
        cvt. pfd., 144A .......................................................   United Kingdom        400,000          26,342,160
    a Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd. ...................   United States         262,700          28,085,257
      Lehman Brothers Holdings Inc. into Alcoa Inc., 7.00%, cvt. pfd. .........   United States         500,000          16,935,000
    b Morgan Stanley into Newmont Mining Corp., 8.50%, cvt. pfd., 144A ........   United States         425,000          18,039,125
                                                                                                                    ---------------
                                                                                                                         89,401,542
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 21

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN INCOME SECURITIES FUND                                                COUNTRY            SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CONVERTIBLE PREFERRED STOCKS (CONTINUED)
      PROCESS INDUSTRIES 0.0% d
      Huntsman Corp., 5.00%, cvt. pfd. ........................................   United States          50,000     $     2,131,250
                                                                                                                    ---------------
      REAL ESTATE INVESTMENT TRUSTS 0.2%
      Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ..........................   United States         200,000           5,158,000
      Lexington Realty Trust, 6.50%, cvt. pfd. ................................   United States         200,000           9,330,000
                                                                                                                    ---------------
                                                                                                                         14,488,000
                                                                                                                    ---------------
      RETAIL TRADE 0.6%
      Retail Ventures into DSW Inc., 6.625%, cvt. pfd. ........................   United States         250,000          18,126,150
    b Wachovia Bank into The Home Depot Inc., 7.25%, cvt. pfd., 144A ..........   United States         450,000          16,173,000
                                                                                                                    ---------------
                                                                                                                         34,299,150
                                                                                                                    ---------------
      TOTAL CONVERTIBLE PREFERRED STOCKS (COST $518,612,872) ..................                                         549,334,457
                                                                                                                    ---------------

                                                                                                   ------------
                                                                                                    PRINCIPAL
                                                                                                     AMOUNT e
                                                                                                   ------------
      CORPORATE BONDS 40.7%
      ALTERNATIVE POWER GENERATION 2.2%
  f,g Calpine Corp.,
         senior note, 8.625%, 8/15/10 .........................................   United States    $  8,700,000           9,504,750
       b senior secured note, 144A, 8.50%, 7/15/10 ............................   United States      13,000,000          13,845,000
      Dynegy Holdings Inc., senior note,
         6.875%, 4/01/11 ......................................................   United States      30,000,000          30,225,000
         8.75%, 2/15/12 .......................................................   United States      26,185,000          27,952,488
         8.375%, 5/01/16 ......................................................   United States      55,000,000          57,475,000
                                                                                                                    ---------------
                                                                                                                        139,002,238
                                                                                                                    ---------------
      COMMERCIAL SERVICES 1.4%
      Dex Media Inc.,
         senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
           11/15/13 ...........................................................   United States      14,500,000          13,575,625
         zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13 ....................   United States      10,000,000           9,362,500
      JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
        10.67% thereafter, 5/15/13 ............................................   United States      20,000,000          20,750,000
      JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ..............   United States      23,000,000          24,150,000
      R.H. Donnelley Corp.,
         6.875%, 1/15/13 ......................................................   United States      11,400,000          11,143,500
         senior note, 8.875%, 1/15/16 .........................................   United States       5,000,000           5,337,500
    b Rental Service Corp., senior note, 144A, 9.50%, 12/01/14 ................   United States       5,500,000           5,885,000
                                                                                                                    ---------------
                                                                                                                         90,204,125
                                                                                                                    ---------------
      COMMUNICATIONS 1.6%
    b Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ..................      Jamaica         20,000,000          19,450,000
    b MetroPCS Wireless Inc., senior note, 144A, 9.25%, 11/01/14 ..............   United States      15,000,000          15,937,500


22 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
      FRANKLIN INCOME SECURITIES FUND                                                COUNTRY         AMOUNT e            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      COMMUNICATIONS (CONTINUED)
      Qwest Capital Funding Inc.,
         7.00%, 8/03/09 .......................................................   United States    $ 20,000,000     $    20,350,000
         7.25%, 2/15/11 .......................................................   United States      28,000,000          28,805,000
      Qwest Communications International Inc., senior note, B, 7.50%,
        2/15/14 ...............................................................   United States      17,600,000          18,216,000
                                                                                                                    ---------------
                                                                                                                        102,758,500
                                                                                                                    ---------------
      CONSUMER DURABLES 5.0%
      Beazer Homes USA Inc.,
         8.625%, 5/15/11 ......................................................   United States      10,160,000           9,982,200
         senior note, 8.125%, 6/15/16 .........................................   United States      20,000,000          18,900,000
      D.R. Horton Inc.,
         5.625%, 1/15/16 ......................................................   United States       5,500,000           5,096,168
         senior note, 6.50%, 4/15/16 ..........................................   United States       5,000,000           4,898,205
      Ford Motor Co., 7.45%, 7/16/31 ..........................................   United States      50,000,000          38,937,500
      Ford Motor Credit Co.,
         7.375%, 10/28/09 .....................................................   United States      50,000,000          49,936,800
         7.875%, 6/15/10 ......................................................   United States      20,000,000          20,088,360
         7.375%, 2/01/11 ......................................................   United States      50,000,000          49,216,900
       b 144A, 9.75%, 9/15/10 .................................................   United States       8,000,000           8,432,864
         senior note, 9.875%, 8/10/11 .........................................   United States      22,000,000          23,318,614
      General Motors Corp., senior deb., 8.25%, 7/15/23 .......................   United States      25,000,000          22,625,000
      K Hovnanian Enterprises Inc., senior note, 7.50%, 5/15/16  ..............   United States      12,000,000          11,250,000
      KB Home,
         6.375%, 8/15/11 ......................................................   United States       5,000,000           4,872,470
         senior note, 5.75%, 2/01/14 ..........................................   United States       1,500,000           1,348,399
         senior note, 6.25%, 6/15/15 ..........................................   United States      20,000,000          18,025,000
         senior note, 7.25%, 6/15/18 ..........................................   United States      10,600,000           9,842,365
      Visant Holding Corp., senior note, 8.75%, 12/01/13 ......................   United States      17,000,000          17,807,500
                                                                                                                    ---------------
                                                                                                                        314,578,345
                                                                                                                    ---------------
      CONSUMER NON-DURABLES 0.4%
      Dole Food Co. Inc., senior note, 8.625%, 5/01/09 ........................   United States      14,500,000          14,536,250
      Reynolds American Inc., senior secured note, 7.25%, 6/01/13 .............   United States      10,000,000          10,529,100
                                                                                                                    ---------------
                                                                                                                         25,065,350
                                                                                                                    ---------------
      CONSUMER SERVICES 6.6%
      Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ...............   United States      50,700,000          51,714,000
      CCH I Holdings LLC, senior note,
         13.50%, 1/15/14 ......................................................   United States      34,000,000          34,510,000
         11.75%, 5/15/14 ......................................................   United States      23,500,000          22,618,750
      CCH I LLC, senior secured note, 11.00%, 10/01/15 ........................   United States      85,000,000          88,612,500


                                        Quarterly Statements of Investments | 23

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
      FRANKLIN INCOME SECURITIES FUND                                                COUNTRY         AMOUNT e            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      CONSUMER SERVICES (CONTINUED)
      CCH II LLC, senior note, 10.25%, 9/15/10 ................................   United States    $  4,700,000     $     4,982,000
      Clear Channel Communications Inc.,
         5.50%, 9/15/14 .......................................................   United States      22,000,000          19,505,486
         senior note, 5.75%, 1/15/13 ..........................................   United States       7,000,000           6,571,579
      CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 ......................   United States      10,000,000          10,300,000
      EchoStar DBS Corp., senior note, 7.125%, 2/01/16 ........................   United States      25,000,000          25,937,500
      Liberty Media Corp., senior note, 5.70%, 5/15/13 ........................   United States      15,000,000          14,456,565
      MGM MIRAGE Inc., senior note,
         6.75%, 4/01/13 .......................................................   United States      10,000,000           9,975,000
         6.625%, 7/15/15 ......................................................   United States      15,000,000          14,475,000
         7.625%, 1/15/17 ......................................................   United States      20,000,000          20,350,000
      Quebecor Media Inc., senior note, 7.75%, 3/15/16 ........................       Canada          4,900,000           5,059,250
    b Univision Communications Inc., senior note, 144A, PIK, 9.75%,
        3/15/15 ...............................................................   United States      40,000,000          40,050,000
      Viacom Inc., senior note, 6.25%, 4/30/16 ................................   United States      15,000,000          15,232,380
      XM Satellite Radio Inc., senior note, 9.75%, 5/01/14 ....................   United States      30,000,000          30,412,500
                                                                                                                    ---------------
                                                                                                                        414,762,510
                                                                                                                    ---------------
      ELECTRIC UTILITIES 1.4%
      NRG Energy Inc., senior note,
         7.25%, 2/01/14 .......................................................   United States      14,500,000          14,898,750
         7.375%, 2/01/16 ......................................................   United States       9,400,000           9,682,000
      Reliant Resources Inc., senior note, 9.25%, 7/15/10 .....................   United States      10,000,000          10,587,500
      TXU Corp., senior note,
         P, 5.55%, 11/15/14 ...................................................   United States      50,000,000          44,533,900
         R, 6.55%, 11/15/34 ...................................................   United States      10,000,000           8,423,980
                                                                                                                    ---------------
                                                                                                                         88,126,130
                                                                                                                    ---------------
      ELECTRONIC TECHNOLOGY 2.7%
      DRS Technologies Inc., senior note, 6.625%, 2/01/16 .....................   United States       4,500,000           4,567,500
      Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14 .......     Singapore        17,500,000          17,018,750
    b Freescale Semiconductor Inc.,
         senior note, 144A, 8.875%, 12/15/14 ..................................   United States      29,600,000          29,785,000
         senior sub. note, 144A, 10.125%, 12/15/16 ............................   United States      11,000,000          11,082,500
      L-3 Communications Corp., senior sub. note, 6.375%, 10/15/15 ............   United States      30,000,000          29,887,500
      Lucent Technologies Inc., 6.45%, 3/15/29 ................................   United States      10,400,000           9,438,000
    b NXP BV/NXP Funding LLC, 144A, 9.50%, 10/15/15 ...........................    Netherlands       20,000,000          20,750,000
      Sanmina-SCI Corp., senior sub. note,
         6.75%, 3/01/13 .......................................................   United States      22,000,000          20,130,000
         8.125%, 3/01/16 ......................................................   United States      13,100,000          12,379,500
      Seagate Technology HDD Holdings, senior note,
         6.375%, 10/01/11 .....................................................   United States       6,000,000           6,030,000
         6.80%, 10/01/16 ......................................................   United States      10,000,000          10,100,000
                                                                                                                    ---------------
                                                                                                                        171,168,750
                                                                                                                    ---------------


24 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
      FRANKLIN INCOME SECURITIES FUND                                                COUNTRY         AMOUNT e            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      ENERGY MINERALS 2.2%
      Callon Petroleum Co., senior note, 9.75%, 12/08/10 ......................   United States    $ 15,000,000     $    15,075,000
      Chesapeake Energy Corp., senior note,
         7.625%, 7/15/13 ......................................................   United States      25,000,000          26,687,500
         6.25%, 1/15/18 .......................................................   United States      20,000,000          19,850,000
      Mariner Energy Inc., senior note, 7.50%, 4/15/13 ........................   United States      10,000,000           9,875,000
      Massey Energy Co., senior note, 6.875%, 12/15/13 ........................   United States      10,000,000           9,537,500
      Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16 .............   United States      22,500,000          22,612,500
      Peabody Energy Corp., senior note, 7.375%, 11/01/16 .....................   United States      11,500,000          12,161,250
      Pioneer Natural Resources Co., 6.875%, 5/01/18 ..........................   United States      10,000,000           9,878,670
      Pogo Producing Co., senior sub. note, 7.875%, 5/01/13 ...................   United States      12,500,000          12,656,250
                                                                                                                    ---------------
                                                                                                                        138,333,670
                                                                                                                    ---------------
      FINANCE 4.7%
      E*TRADE Financial Corp., senior note, 7.375%, 9/15/13 ...................   United States      30,400,000          31,920,000
      GMAC LLC,
         5.625%, 5/15/09 ......................................................   United States      20,000,000          19,646,740
         7.75%, 1/19/10 .......................................................   United States      40,000,000          41,082,400
         6.875%, 9/15/11 ......................................................   United States      85,000,000          85,162,775
         6.875%, 8/28/12 ......................................................   United States      17,500,000          17,448,865
         6.75%, 12/01/14 ......................................................   United States      30,000,000          29,536,170
    b Hawker Beechcraft Acquisition Co., senior note, 144A,
         8.50%, 4/01/15 .......................................................   United States       8,200,000           8,538,250
         9.75%, 4/01/17 .......................................................   United States      26,800,000          28,073,000
      Hertz Corp., senior note, 8.875%, 1/01/14 ...............................   United States      12,000,000          12,990,000
      Residential Capital LLC, senior note, 6.375%, 6/30/10 ...................   United States      10,000,000          10,004,530
      United Rentals North America Inc., senior sub. note,
         7.75%, 11/15/13 ......................................................   United States       5,000,000           5,162,500
         7.00%, 2/15/14 .......................................................   United States       5,000,000           5,012,500
                                                                                                                    ---------------
                                                                                                                        294,577,730
                                                                                                                    ---------------
      HEALTH SERVICES 3.7%
      DaVita Inc.,
         senior note, 6.625%, 3/15/13 .........................................   United States       5,000,000           5,025,000
       b senior note, 144A, 6.625%, 3/15/13 ...................................   United States      40,000,000          40,200,000
         senior sub. note, 7.25%, 3/15/15 .....................................   United States      16,000,000          16,260,000
      HCA Inc.,
         6.375%, 1/15/15 ......................................................   United States       5,000,000           4,281,250
         senior note, 6.50%, 2/15/16 ..........................................   United States      20,000,000          17,125,000
       b senior secured note, 144A, 9.25%, 11/15/16 ...........................   United States      12,500,000          13,515,625
      Tenet Healthcare Corp., senior note,
         6.375%, 12/01/11 .....................................................   United States      60,000,000          56,400,000
         6.50%, 6/01/12 .......................................................   United States      10,000,000           9,275,000
         7.375%, 2/01/13 ......................................................   United States      30,000,000          28,012,500
       h FRN, 9.25%, 2/01/15 ..................................................   United States      20,000,000          19,900,000


                                        Quarterly Statements of Investments | 25

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
      FRANKLIN INCOME SECURITIES FUND                                                COUNTRY         AMOUNT e            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      HEALTH SERVICES (CONTINUED)
  b,h U.S. Oncology Holdings Inc., senior note, 144A, FRN, 9.797%, 3/15/12 ....   United States    $ 17,800,000     $    18,067,000
      Vanguard Health Holding Co. I LLC, senior disc. note, zero cpn. to
        10/01/09, 11.25% thereafter, 10/01/15 .................................   United States       6,000,000           4,905,000
                                                                                                                    ---------------
                                                                                                                        232,966,375
                                                                                                                    ---------------
      INDUSTRIAL SERVICES 4.2%
      Allied Waste North America Inc.,
         senior note, 7.25%, 3/15/15 ..........................................   United States      20,000,000          20,500,000
         senior note, B, 7.375%, 4/15/14 ......................................   United States      15,000,000          15,300,000
         senior note, B, 7.125%, 5/15/16 ......................................   United States      30,000,000          30,675,000
         senior secured note, 6.50%, 11/15/10 .................................   United States      18,000,000          18,135,000
         senior secured note, 6.125%, 2/15/14 .................................   United States      10,000,000           9,775,000
         senior secured note, 6.875%, 6/01/17 .................................   United States      25,000,000          25,187,500
      El Paso Corp., senior note,
         6.75%, 5/15/09 .......................................................   United States      23,000,000          23,661,250
         MTN, 7.375%, 12/15/12 ................................................   United States       4,000,000           4,300,000
         MTN, 7.75%, 1/15/32 ..................................................   United States      22,000,000          24,420,000
      El Paso Production Holding Co., 7.75%, 6/01/13 ..........................   United States      21,500,000          22,575,000
      Hanover Compressor Co., senior note, 7.50%, 4/15/13 .....................   United States       7,300,000           7,519,000
    b Sabine Pass LNG LP, senior note, 144A,
         7.25%, 11/30/13 ......................................................   United States       6,000,000           6,060,000
         7.50%, 11/30/16 ......................................................   United States      40,000,000          40,400,000
      Sesi LLC, senior note, 6.875%, 6/01/14 ..................................   United States      18,500,000          18,453,750
                                                                                                                    ---------------
                                                                                                                        266,961,500
                                                                                                                    ---------------
      NON-ENERGY MINERALS 1.0%
      Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17 .......   United States      26,700,000          28,936,125
      Novelis Inc., senior note, 7.25%, 2/15/15 ...............................       Canada         33,800,000          35,912,500
                                                                                                                    ---------------
                                                                                                                         64,848,625
                                                                                                                    ---------------
      PROCESS INDUSTRIES 1.4%
      Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15 ........       Canada         10,000,000           9,450,000
      Chemtura Corp., senior note, 6.875%, 6/01/16 ............................   United States       6,000,000           5,835,000
      Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12 ...................   United States      10,500,000          10,552,500
      Lyondell Chemical Co., senior note,
         8.00%, 9/15/14 .......................................................   United States      12,000,000          12,630,000
         8.25%, 9/15/16 .......................................................   United States       4,500,000           4,837,500
      Nalco Finance Holdings, senior note, zero cpn. to 8/01/09,
         9.00% thereafter, 2/01/14 ............................................   United States      36,829,000          32,593,665
      Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14 .......   United States       5,000,000           4,975,000
    b Stone Container Corp., senior note, 144A, 8.00%, 3/15/17 ................   United States       9,600,000           9,432,000
                                                                                                                    ---------------
                                                                                                                         90,305,665
                                                                                                                    ---------------


26 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
      FRANKLIN INCOME SECURITIES FUND                                                COUNTRY         AMOUNT e            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      PRODUCER MANUFACTURING 1.1%
      Case New Holland Inc., senior note,
         6.00%, 6/01/09 .......................................................   United States    $ 17,000,000     $    17,085,000
         7.125%, 3/01/14 ......................................................   United States      10,500,000          10,972,500
      RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .................   United States      10,000,000          10,450,000
      Rexnord Holdings Inc., senior note, Toggle Term Loan, PIK, 11.35%,
        2/20/13 ...............................................................   United States      20,000,000          19,712,200
    b TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ..................   United States      14,100,000          13,888,500
                                                                                                                    ---------------
                                                                                                                         72,108,200
                                                                                                                    ---------------
      REAL ESTATE INVESTMENT TRUSTS 0.7%
      Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14 .................   United States       5,000,000           5,100,000
      Host Marriott LP, senior note,
         K, 7.125%, 11/01/13 ..................................................   United States       5,000,000           5,137,500
         O, 6.375%, 3/15/15 ...................................................   United States       9,000,000           8,977,500
         Q, 6.75%, 6/01/16 ....................................................   United States      25,000,000          25,312,500
                                                                                                                    ---------------
                                                                                                                         44,527,500
                                                                                                                    ---------------
      TECHNOLOGY SERVICES 0.4%
      SunGard Data Systems Inc.,
         senior note, 9.125%, 8/15/13 .........................................   United States       9,000,000           9,697,500
         senior sub. note, 10.25%, 8/15/15 ....................................   United States      14,500,000          15,895,625
                                                                                                                    ---------------
                                                                                                                         25,593,125
                                                                                                                    ---------------
      TOTAL CORPORATE BONDS (COST $2,476,367,349) .............................                                       2,575,888,338
                                                                                                                    ---------------
      CONVERTIBLE BONDS 1.3%
      ALTERNATIVE POWER GENERATION 0.3%
  f,g Calpine Corp., cvt., senior note, zero cpn. to 6/30/09, 6.00%
        thereafter, 9/30/14 ...................................................   United States      22,200,000          21,062,250
                                                                                                                    ---------------
      ELECTRONIC TECHNOLOGY 0.7%
      Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 ................      Canada          46,166,000          45,753,876
                                                                                                                    ---------------
      HEALTH TECHNOLOGY 0.1%
    b Enzon Pharmaceuticals Inc., cvt., 144A, 4.00% 6/01/13 ...................   United States       2,700,000           2,907,306
                                                                                                                    ---------------
      INDUSTRIAL SERVICES 0.2%
      Hanover Compressor Co., cvt., senior note, 4.75%, 3/15/08 ...............   United States      15,000,000          14,625,000
                                                                                                                    ---------------
      TOTAL CONVERTIBLE BONDS (COST $74,714,659) ..............................                                          84,348,432
                                                                                                                    ---------------
      MORTGAGE-BACKED SECURITIES 4.5%
      FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 2.6%
      FHLMC Gold 30 Year, 5.00%, 7/01/33 - 11/01/36 ...........................   United States      73,623,070          71,251,946
      FHLMC Gold 30 Year, 6.00%, 5/01/36 - 6/01/36 ............................   United States      92,529,875          93,275,342
                                                                                                                    ---------------
                                                                                                                        164,527,288
                                                                                                                    ---------------
      FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 1.8%
      FNMA 30 Year, 5.50%, 2/01/35 - 1/01/36 ..................................   United States     115,261,932         114,174,008
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 27

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL
      FRANKLIN INCOME SECURITIES FUND                                                COUNTRY         AMOUNT e            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      MORTGAGE-BACKED SECURITIES (CONTINUED)
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.1%
      GNMA I SF 30 Year, 5.00%, 3/15/34 .......................................   United States    $  9,999,568     $     9,740,566
                                                                                                                    ---------------
      TOTAL MORTGAGE-BACKED SECURITIES (COST $286,795,056) ....................                                         288,441,862
                                                                                                                    ---------------
      TOTAL LONG TERM INVESTMENTS (COST $5,219,690,919) .......................                                       5,806,334,587
                                                                                                                    ---------------
      SHORT TERM INVESTMENT (COST $492,973,180) 7.8%
      REPURCHASE AGREEMENT 7.8%
    i Joint Repurchase Agreement, 5.257%, 4/02/07 .............................   United States     492,973,180         492,973,180
        (Maturity Value $493,189,160)
         ABN AMRO Bank, NV, New York Branch (Maturity Value $46,468,282)
         Banc of America Securities LLC (Maturity Value $44,416,616)
         Barclays Capital Inc. (Maturity Value $44,416,616)
         Bear, Stearns & Co. Inc. (Maturity Value $40,850,858)
         BNP Paribas Securities Corp. (Maturity Value $44,416,616)
         Credit Suisse Securities (USA) LLC (Maturity Value $6,120,476)
         Deutsche Bank Securities Inc. (Maturity Value $44,416,616)
         Goldman, Sachs & Co. (Maturity Value $44,416,616)
         Greenwich Capital Markets Inc. (Maturity Value $44,416,616)
         Merrill Lynch Government Securities Inc. (Maturity Value
           $44,416,616)
         Morgan Stanley & Co. Inc. (Maturity Value $44,416,616)
         UBS Securities LLC (Maturity Value $44,416,616)
          Collateralized by U.S. Government Agency Securities,
            2.69% - 7.125%, 4/16/07 - 2/17/12; j U.S. Government Agency
              Discount Notes, 7/06/07 - 4/20/09; and U.S. Treasury Notes,
              2.75% - 6.50%, 5/15/07 - 1/31/12
                                                                                                                   ---------------
      TOTAL INVESTMENTS (COST $5,712,664,099) 99.5% ...........................                                       6,299,307,767
      OTHER ASSETS, LESS LIABILITIES 0.5% .....................................                                          28,994,374
                                                                                                                    ---------------
      NET ASSETS 100.0% .......................................................                                     $ 6,328,302,141
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 123.

a     Non-income producing for the twelve months ended March 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2007, the aggregate value of these securities was $571,098,350, representing 9.02% of net assets.

c     Security purchased on a when-issued or delayed delivery basis.

d     Rounds to less than 0.1% of net assets.

e     The principal amount is stated in U.S. dollars unless otherwise indicated.

f     Defaulted security.

g See Note 8 regarding other considerations - credit committee participation.

h     The coupon rate shown represents the rate at period end.

i Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.

j     The security is traded on a discount basis with no stated coupon rate.


28 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                           SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 95.0%
  COMMERCIAL SERVICES 0.9%
  Moody's Corp. ...........................................................................           108,170       $     6,713,030
                                                                                                                    ---------------
  COMMUNICATIONS 3.5%
  AT&T Inc. ...............................................................................           210,900             8,315,787
  Sprint Nextel Corp. .....................................................................           659,625            12,506,490
  Verizon Communications Inc. .............................................................           164,200             6,226,464
                                                                                                                    ---------------
                                                                                                                         27,048,741
                                                                                                                    ---------------
  CONSUMER DURABLES 1.5%
a Electronic Arts Inc. ....................................................................           117,700             5,927,372
  Harman International Industries Inc. ....................................................            55,800             5,361,264
                                                                                                                    ---------------
                                                                                                                         11,288,636
                                                                                                                    ---------------
  CONSUMER NON-DURABLES 5.6%
  Altria Group Inc. .......................................................................            90,700             7,964,367
  Anheuser-Busch Cos. Inc. ................................................................           172,400             8,699,304
  The Coca-Cola Co. .......................................................................           124,300             5,966,400
  PepsiCo Inc. ............................................................................            86,600             5,504,296
  The Procter & Gamble Co. ................................................................           231,500            14,621,540
                                                                                                                    ---------------
                                                                                                                         42,755,907
                                                                                                                    ---------------
  CONSUMER SERVICES 3.2%
  Carnival Corp. ..........................................................................           220,100            10,313,886
  Gannett Co. Inc. ........................................................................           153,700             8,651,773
  The Walt Disney Co. .....................................................................           156,200             5,377,966
                                                                                                                    ---------------
                                                                                                                         24,343,625
                                                                                                                    ---------------
  ELECTRONIC TECHNOLOGY 12.0%
a Apple Inc. ..............................................................................            29,200             2,712,972
  Applied Materials Inc. ..................................................................           304,600             5,580,272
  The Boeing Co. ..........................................................................            65,200             5,796,932
a Cisco Systems Inc. ......................................................................           513,500            13,109,655
a Dell Inc. ...............................................................................           295,800             6,865,518
  Intel Corp. .............................................................................           813,500            15,562,255
a Juniper Networks Inc. ...................................................................           523,600            10,304,448
  KLA-Tencor Corp. ........................................................................           108,700             5,795,884
  Nokia Corp., ADR (Finland) ..............................................................           415,500             9,523,260
  QUALCOMM Inc. ...........................................................................           183,400             7,823,844
  Texas Instruments Inc. ..................................................................           315,300             9,490,530
                                                                                                                    ---------------
                                                                                                                         92,565,570
                                                                                                                    ---------------
  ENERGY MINERALS 6.1%
  Chesapeake Energy Corp. .................................................................           200,300             6,185,264
  Chevron Corp. ...........................................................................            54,700             4,045,612
  ConocoPhillips ..........................................................................            96,600             6,602,610
  Devon Energy Corp. ......................................................................           112,000             7,752,640


                                        Quarterly Statements of Investments | 29

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                           SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ENERGY MINERALS (CONTINUED)
  Exxon Mobil Corp. .......................................................................           142,000       $    10,713,900
  Peabody Energy Corp. ....................................................................           295,100            11,874,824
                                                                                                                    ---------------
                                                                                                                         47,174,850
                                                                                                                    ---------------
  FINANCE 15.9%
  AFLAC Inc. ..............................................................................           229,300            10,790,858
  American International Group Inc. .......................................................           205,100            13,786,822
  Bank of America Corp. ...................................................................           310,458            15,839,567
  Capital One Financial Corp. .............................................................            93,300             7,040,418
  Citigroup Inc. ..........................................................................           247,800            12,722,052
  Freddie Mac .............................................................................            56,800             3,379,032
  The Goldman Sachs Group Inc. ............................................................            25,800             5,331,054
  HSBC Holdings PLC, ADR (United Kingdom) .................................................            61,000             5,356,410
  JPMorgan Chase & Co. ....................................................................            95,140             4,602,873
  Marsh & McLennan Cos. Inc. ..............................................................           178,300             5,222,407
  Merrill Lynch & Co. Inc. ................................................................            32,900             2,686,943
  Morgan Stanley ..........................................................................            76,800             6,048,768
  SLM Corp. ...............................................................................           289,600            11,844,640
  Washington Mutual Inc. ..................................................................           342,400            13,826,112
  Wells Fargo & Co. .......................................................................           100,800             3,470,544
                                                                                                                    ---------------
                                                                                                                        121,948,500
                                                                                                                    ---------------
  HEALTH SERVICES 4.9%
a Express Scripts Inc. ....................................................................            91,300             7,369,736
a Health Net Inc., A ......................................................................           114,700             6,172,007
a LifePoint Hospitals Inc. ................................................................           172,900             6,608,238
  Omnicare Inc. ...........................................................................           166,600             6,625,682
a WellPoint Inc. ..........................................................................           134,100            10,875,510
                                                                                                                    ---------------
                                                                                                                         37,651,173
                                                                                                                    ---------------
  HEALTH TECHNOLOGY 14.2%
  Abbott Laboratories .....................................................................            68,800             3,839,040
a Amgen Inc. ..............................................................................           141,200             7,890,256
a Endo Pharmaceuticals Holdings Inc. ......................................................           127,300             3,742,620
a Genentech Inc. ..........................................................................            60,600             4,976,472
  Johnson & Johnson .......................................................................           332,600            20,042,476
  Medtronic Inc. ..........................................................................           148,300             7,275,598
  Mylan Laboratories Inc. .................................................................           306,100             6,470,954
  Pfizer Inc. .............................................................................           673,700            17,017,662
  Roche Holding AG, ADR (Switzerland) .....................................................           107,300             9,490,107
  Schering-Plough Corp. ...................................................................           292,400             7,459,124
  Teva Pharmaceutical Industries Ltd., ADR (Israel) .......................................           256,300             9,593,309
a Waters Corp. ............................................................................            87,300             5,063,400
a Zimmer Holdings Inc. ....................................................................            74,500             6,363,045
                                                                                                                    ---------------
                                                                                                                        109,224,063
                                                                                                                    ---------------


30 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                           SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INDUSTRIAL SERVICES 2.1%
  Halliburton Co. .........................................................................           174,500       $     5,538,630
a Nabors Industries Ltd. (Bermuda) ........................................................           174,300             5,171,481
  Schlumberger Ltd. .......................................................................            80,400             5,555,640
                                                                                                                    ---------------
                                                                                                                         16,265,751
                                                                                                                    ---------------
  PROCESS INDUSTRIES 0.7%
  Lyondell Chemical Co. ...................................................................           183,600             5,502,492
                                                                                                                    ---------------
  PRODUCER MANUFACTURING 8.4%
  3M Co. ..................................................................................           190,300            14,544,629
  Caterpillar Inc. ........................................................................            85,200             5,710,956
  General Electric Co. ....................................................................           391,000            13,825,760
  Johnson Controls Inc. ...................................................................           116,800            11,051,616
  Tyco International Ltd. .................................................................           418,200            13,194,210
  United Technologies Corp. ...............................................................            93,600             6,084,000
                                                                                                                    ---------------
                                                                                                                         64,411,171
                                                                                                                    ---------------
  RETAIL TRADE 5.4%
  CVS/Caremark Corp. ......................................................................           243,900             8,326,746
  The Home Depot Inc. .....................................................................           246,000             9,038,040
  Lowe's Cos. Inc. ........................................................................           164,500             5,180,105
  Target Corp. ............................................................................            92,300             5,469,698
  Wal-Mart Stores Inc. ....................................................................           141,200             6,629,340
  Walgreen Co. ............................................................................           147,200             6,755,008
                                                                                                                    ---------------
                                                                                                                         41,398,937
                                                                                                                    ---------------
  TECHNOLOGY SERVICES 4.5%
  International Business Machines Corp. ...................................................           159,600            15,043,896
  Microsoft Corp. .........................................................................           697,100            19,428,177
                                                                                                                    ---------------
                                                                                                                         34,472,073
                                                                                                                    ---------------
  TRANSPORTATION 1.7%
  FedEx Corp. .............................................................................            53,600             5,758,248
  Southwest Airlines Co. ..................................................................           484,400             7,120,680
                                                                                                                    ---------------
                                                                                                                         12,878,928
                                                                                                                    ---------------
  UTILITIES 4.4%
  Ameren Corp. ............................................................................            54,400             2,736,320
  Dominion Resources Inc. .................................................................            87,500             7,767,375
  FirstEnergy Corp. .......................................................................            70,800             4,689,792
  Public Service Enterprise Group Inc. ....................................................           129,200            10,728,768
  TXU Corp. ...............................................................................           129,400             8,294,540
                                                                                                                    ---------------
                                                                                                                         34,216,795
                                                                                                                    ---------------
  TOTAL COMMON STOCKS (COST $634,596,402) .................................................                             729,860,242
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 31

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                      PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $40,690,521) 5.3%
  REPURCHASE AGREEMENT 5.3%
b Joint Repurchase Agreement, 5.257%, 4/02/07 (Maturity Value $40,708,348) ................      $     40,690,521   $    40,690,521
    ABN AMRO Bank, NV, New York Branch (Maturity Value $3,835,540)
    Banc of America Securities LLC (Maturity Value $3,666,194)
    Barclays Capital Inc. (Maturity Value $3,666,194)
    Bear, Stearns & Co. Inc. (Maturity Value $3,371,871)
    BNP Paribas Securities Corp. (Maturity Value $3,666,194)
    Credit Suisse Securities (USA) LLC (Maturity Value $505,191)
    Deutsche Bank Securities Inc. (Maturity Value $3,666,194)
    Goldman, Sachs & Co. (Maturity Value $3,666,194)
    Greenwich Capital Markets Inc. (Maturity Value $3,666,194)
    Merrill Lynch Government Securities Inc. (Maturity Value $3,666,194)
    Morgan Stanley & Co. Inc. (Maturity Value $3,666,194)
    UBS Securities LLC (Maturity Value $3,666,194)
     Collateralized by U.S. Government Agency Securities, 2.69% - 7.125%, 4/16/07 -
        2/17/12;
      c U.S. Government Agency Discount Notes, 7/06/07 - 4/20/09; and U.S. Treasury Notes,
        2.75% - 6.50%, 5/15/07 - 1/31/12
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $675,286,923) 100.3% ............................................                             770,550,763
  OTHER ASSETS, LESS LIABILITIES (0.3)% ...................................................                              (2,050,228)
                                                                                                                    ---------------
  NET ASSETS 100.0% .......................................................................                         $   768,500,535
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 123.

a     Non-income producing for the twelve months ended March 31, 2007.

b Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.

c     The security is traded on a discount basis with no stated coupon rate.


32 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 90.5%
   COMMERCIAL SERVICES 2.0%
   R. R. Donnelley & Sons Co......................................................................       15,900     $       581,781
                                                                                                                    ---------------
   CONSUMER DURABLES 1.4%
   D.R. Horton Inc. ..............................................................................       18,900             415,800
                                                                                                                    ---------------
   CONSUMER NON-DURABLES 6.7%
   Kimberly-Clark Corp. ..........................................................................       10,300             705,447
   NIKE Inc., B ..................................................................................        2,600             276,276
   The Procter & Gamble Co. ......................................................................       15,200             960,032
                                                                                                                    ---------------
                                                                                                                          1,941,755
                                                                                                                    ---------------
   CONSUMER SERVICES 3.0%
   Gannett Co. Inc. ..............................................................................        3,700             208,273
   McDonald's Corp. ..............................................................................       14,500             653,225
                                                                                                                    ---------------
                                                                                                                            861,498
                                                                                                                    ---------------
   ELECTRONIC TECHNOLOGY 1.3%
   Hewlett-Packard Co. ...........................................................................        9,200             369,288
                                                                                                                    ---------------
   ENERGY MINERALS 9.5%
   Apache Corp. ..................................................................................        7,800             551,460
   BP PLC, ADR (United Kingdom)...................................................................        4,500             291,375
   ConocoPhillips ................................................................................        4,100             280,235
   Exxon Mobil Corp. .............................................................................       12,400             935,580
   Occidental Petroleum Corp. ....................................................................       13,600             670,616
                                                                                                                    ---------------
                                                                                                                          2,729,266
                                                                                                                    ---------------
   FINANCE/RENTAL/LEASING 3.2%
   Freddie Mac ...................................................................................       15,600             928,044
                                                                                                                    ---------------
   FINANCIAL CONGLOMERATES 3.5%
   Citigroup Inc. ................................................................................       19,800           1,016,532
                                                                                                                    ---------------
   HEALTH TECHNOLOGY 5.0%
   Abbott Laboratories ...........................................................................       14,300             797,940
   Becton Dickinson and Co. ......................................................................        5,400             415,206
   Pfizer Inc. ...................................................................................        8,900             224,814
                                                                                                                    ---------------
                                                                                                                          1,437,960
                                                                                                                    ---------------
   INVESTMENT BANKS/BROKERS 3.5%
   Lehman Brothers Holdings Inc. .................................................................        7,600             532,532
   Morgan Stanley ................................................................................        6,200             488,312
                                                                                                                    ---------------
                                                                                                                          1,020,844
                                                                                                                    ---------------
   INVESTMENT MANAGERS 2.5%
   Mellon Financial Corp. ........................................................................       16,600             716,124
                                                                                                                    ---------------
   LIFE/HEALTH INSURANCE 1.3%
   MetLife Inc ...................................................................................        6,100             385,215
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 33

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                            SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   MAJOR BANKS 10.1%
   Bank of America Corp. .........................................................................       20,200     $     1,030,604
   U.S. Bancorp ..................................................................................       26,700             933,699
   Wachovia Corp. ................................................................................       17,200             946,860
                                                                                                                    ---------------
                                                                                                                          2,911,163
                                                                                                                    ---------------
   MULTI-LINE INSURANCE 2.4%
   American International Group Inc. .............................................................       10,300             692,366
                                                                                                                    ---------------
   NON-ENERGY MINERALS 1.8%
   Alcoa Inc. ....................................................................................       15,100             511,890
                                                                                                                    ---------------
   PROCESS INDUSTRIES 3.9%
   The Dow Chemical Co. ..........................................................................       12,800             587,008
   Praxair Inc. ..................................................................................        8,400             528,864
                                                                                                                    ---------------
                                                                                                                          1,115,872
                                                                                                                    ---------------
   PRODUCER MANUFACTURING 12.7%
   3M Co. ........................................................................................       10,500             802,515
   General Electric Co. ..........................................................................       27,600             975,936
   Illinois Tool Works Inc. ......................................................................       18,500             954,600
   Masco Corp. ...................................................................................       10,900             298,660
   United Technologies Corp. .....................................................................        9,700             630,500
                                                                                                                    ---------------
                                                                                                                          3,662,211
                                                                                                                    ---------------
   PROPERTY-CASUALTY INSURANCE 5.7%
   The Allstate Corp. ............................................................................       14,800             888,888
   Chubb Corp. ...................................................................................       14,400             744,048
                                                                                                                    ---------------
                                                                                                                          1,632,936
                                                                                                                    ---------------
   RETAIL TRADE 1.1%
   Wal-Mart Stores Inc. ..........................................................................        6,800             319,260
                                                                                                                    ---------------
   SAVINGS BANKS 1.9%
   Washington Mutual Inc. ........................................................................       13,500             545,130
                                                                                                                    ---------------
   SPECIALTY INSURANCE 2.2%
   Ambac Financial Group Inc. ....................................................................        7,300             630,647
                                                                                                                    ---------------
   TECHNOLOGY SERVICES 4.0%
   International Business Machines Corp. .........................................................        7,700             725,802
   Microsoft Corp. ...............................................................................       15,000             418,050
                                                                                                                    ---------------
                                                                                                                          1,143,852
                                                                                                                    ---------------
   UTILITIES 1.8%
   Entergy Corp. .................................................................................        4,800             503,616
                                                                                                                    ---------------
   TOTAL COMMON STOCKS (COST $23,678,851) ........................................................                       26,073,050
                                                                                                                    ---------------


34 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                             SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENT (COST $3,569,865) 12.4%
   MONEY MARKET FUND 12.4%
 a Franklin Institutional Fiduciary Trust Money Market Portfolio,4.99% ...........................    3,569,865     $     3,569,865
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $27,248,716) 102.9% ...................................................                       29,642,915
   OTHER ASSETS, LESS LIABILITIES (2.9)% .........................................................                         (824,536)
                                                                                                                    ---------------
   NET ASSETS 100.0% .............................................................................                  $    28,818,379
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 123.

a The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 35

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN MONEY MARKET FUND                                                      COUNTRY     PRINCIPAL AMOUNT a        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS
   CERTIFICATES OF DEPOSIT 2.2%
   Svenska Handelsbanken, New York Branch, 5.30%, 5/04/07 ...................   United States     $     500,000     $       500,002
   Westpac Banking Corp., New York Branch, 5.285%, 6/06/07 ..................   United States           500,000             500,003
                                                                                                                    ---------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,000,005) ..........................                                             1,000,005
                                                                                                                    ---------------
 b COMMERCIAL PAPER 33.8%
   Barclays U.S. Funding Corp., 4/10/07 - 6/07/07 ...........................   United States         1,470,000           1,461,219
   Commonwealth Bank of Australia, 4/26/07 - 6/05/07 ........................   United States         1,100,000           1,091,816
   Cregem North America Inc., 6/22/07 .......................................   United States           555,000             548,389
   Export Development Corp., 4/03/07 ........................................   United States           250,000             249,927
   General Electric Capital Corp., 4/09/07 - 7/30/07 ........................   United States         1,500,000           1,481,957
   Goldman Sachs Group Inc., 4/05/07 - 4/27/07 ..............................   United States         1,000,000             997,890
   HBOS Treasury Services, 4/16/07 - 6/15/07 ................................  United Kingdom         2,109,000           2,097,053
   Merrill Lynch & Co. Inc., 4/13/07 - 6/14/07 ..............................   United States         1,350,000           1,340,047
   Rabobank USA Finance Corp., 4/04/07 ......................................   United States           100,000              99,956
   Siemens Capital Corp., 4/04/07 - 4/13/07 .................................   United States           750,000             749,049
   Societe Generale North America Inc., 4/02/07 - 6/20/07 ...................   United States         1,496,000           1,488,224
   Svenska Handelsbanken Inc., 4/10/07 - 5/02/07 ............................   United States           950,000             947,690
   Toyota Motor Credit Corp., 4/03/07 - 4/20/07 .............................   United States         1,000,000             998,474
   UBS AG Finance Delaware Inc., 4/05/07 - 7/19/07 ..........................   United States         2,225,000           2,210,705
                                                                                                                    ---------------
   TOTAL COMMERCIAL PAPER (COST $15,762,396) ................................                                            15,762,396
                                                                                                                    ---------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
      (COST $16,762,401) ....................................................                                            16,762,401
                                                                                                                    ---------------
 c REPURCHASE AGREEMENTS 64.1%
   ABN AMRO Bank NV, 5.36%, 4/02/07 (Maturity Value $5,912,640)
      Collaterized by U.S. Government Agency Securities, 4.125, 5/15/10 .....   United States         5,910,000           5,910,000
   Banc of America Securities LLC., 5.30%, 4/02/07,
      (Maturity Value $8,003,533)
      Collateralized by U.S. Government Agency Securities, 4.25%, 5/15/09 ...   United States         8,000,000           8,000,000
   Barclays de Zoete Wedd Securities Inc., 5.29%, 4/02/07
      (Maturity Value $8,003,527)
      Collateralized by U.S. Government Agency Securities, 3.875%, 8/22/08 ..   United States         8,000,000           8,000,000
   Warburg Dillon Read, 5.25%, 4/02/07 (Maturity Value $8,003,500)
      Collateralized by U.S. Government Agency Securities, 3.375%,
        12/15/08 ............................................................   United States         8,000,000           8,000,000
                                                                                                                    ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $29,910,000) ...........................                                            29,910,000
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $46,672,401) 100.1% ...................                                            46,672,401
   OTHER ASSETS, LESS LIABILITIES (0.1)% ....................................                                               (38,283)
                                                                                                                    ---------------
   NET ASSETS 100.0% ........................................................                                       $    46,634,118
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 123.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The security is traded on a discount basis with no stated coupon rate.

c At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.


36 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN REAL ESTATE FUND                                                      COUNTRY           SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 92.9%
   EQUITY REIT - APARTMENTS 4.3%
   AvalonBay Communities Inc. ...............................................  United States             12,000     $     1,560,000
   Boardwalk REIT ...........................................................     Canada              1,286,600          49,446,897
   GMH Communities Trust ....................................................  United States          1,589,400          15,878,106
                                                                                                                    ---------------
                                                                                                                         66,885,003
                                                                                                                    ---------------
   EQUITY REIT - DIVERSIFIED PROPERTY 4.7%
   Lexington Realty Trust ...................................................  United States            349,600           7,387,048
   Liberty Property Trust ...................................................  United States            445,100          21,685,272
   Vornado Realty Trust .....................................................  United States            367,700          43,881,318
                                                                                                                    ---------------
                                                                                                                         72,953,638
                                                                                                                    ---------------
   EQUITY REIT - HEALTH CARE 1.7%
   Ventas Inc. ..............................................................  United States            609,688          25,686,155
                                                                                                                    ---------------
   EQUITY REIT - HOTELS 7.7%
   Ashford Hospitality Trust ................................................  United States          1,036,700          12,378,198
   Eagle Hospitality Properties Trust Inc. ..................................  United States            584,300           6,514,945
   Host Hotels & Resorts Inc. ...............................................  United States          1,190,614          31,325,054
   LaSalle Hotel Properties .................................................  United States            366,300          16,981,668
   Starwood Hotels & Resorts Worldwide Inc. .................................  United States            328,100          21,277,285
   Strategic Hotels & Resorts Inc. ..........................................  United States            671,200          15,350,344
 a Wyndham Worldwide Corp. ..................................................  United States            481,220          16,433,663
                                                                                                                    ---------------
                                                                                                                        120,261,157
                                                                                                                    ---------------
   EQUITY REIT - INDUSTRIAL 6.9%
   AMB Property Corp. .......................................................  United States            118,600           6,972,494
   First Potomac Realty Trust ...............................................  United States            403,900          11,539,423
   ProLogis .................................................................  United States            849,747          55,174,073
   PS Business Parks Inc. ...................................................  United States            466,800          32,918,736
                                                                                                                    ---------------
                                                                                                                        106,604,726
                                                                                                                    ---------------
   EQUITY REIT - OFFICE 7.0%
   BioMed Realty Trust Inc. .................................................  United States            640,900          16,855,670
   Brandywine Realty Trust ..................................................  United States            709,600          23,707,736
   Corporate Office Properties Trust ........................................  United States            468,600          21,405,648
   Cousins Properties Inc. ..................................................  United States             90,800           2,983,688
   Digital Realty Trust Inc. ................................................  United States            750,400          29,940,960
   Parkway Properties Inc. ..................................................  United States            272,000          14,212,000
                                                                                                                    ---------------
                                                                                                                        109,105,702
                                                                                                                    ---------------
   EQUITY REIT - OTHER 6.1%
   Capital Trust Inc., A ....................................................  United States            288,000          13,124,160
   Entertainment Properties Trust ...........................................  United States            358,900          21,623,725
   iStar Financial Inc. .....................................................  United States          1,052,800          49,302,624
   Redwood Trust Inc. .......................................................  United States            213,000          11,114,340
                                                                                                                    ---------------
                                                                                                                         95,164,849
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 37

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN REAL ESTATE FUND                                                      COUNTRY           SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   EQUITY REIT - RETAIL 17.4%
   CBL & Associates Properties Inc. .........................................  United States            364,100     $    16,326,244
   Cedar Shopping Centers Inc. ..............................................  United States          1,329,270          21,534,174
   General Growth Properties Inc. ...........................................  United States            458,900          29,631,173
   Glimcher Realty Trust ....................................................  United States            240,200           6,490,204
   Kimco Realty Corp. .......................................................  United States            604,100          29,443,834
   Kite Realty Group Trust ..................................................  United States          1,061,700          21,180,915
   The Macerich Co. .........................................................  United States            699,100          64,568,876
   Ramco-Gershenson Properties Trust ........................................  United States            178,900           6,388,519
   Regency Centers Corp. ....................................................  United States            273,700          22,867,635
   Simon Property Group Inc. ................................................  United States            387,445          43,103,256
   Tanger Factory Outlet Centers Inc. .......................................  United States            213,600           8,627,304
                                                                                                                    ---------------
                                                                                                                        270,162,134
                                                                                                                    ---------------
   EQUITY REIT - STORAGE 4.7%
   Extra Space Storage Inc. .................................................  United States          1,200,000          22,728,000
   Public Storage Inc. ......................................................  United States            325,400          30,805,618
   U-Store-It Trust .........................................................  United States            980,300          19,723,636
                                                                                                                    ---------------
                                                                                                                         73,257,254
                                                                                                                    ---------------
   FINANCE 3.7%
   Brookfield Asset Management Inc., A ......................................     Canada                289,400          15,124,044
   CharterMac LP ............................................................  United States            706,200          13,664,970
   Fidelity National Financial Inc., A ......................................  United States            126,600           3,039,666
   Newcastle Investment Corp. ...............................................  United States            944,700          26,196,531
                                                                                                                    ---------------
                                                                                                                         58,025,211
                                                                                                                    ---------------
   HOMEBUILDING 19.7%
   Centex Corp. .............................................................  United States            293,400          12,258,252
   D.R. Horton Inc. .........................................................  United States          1,796,500          39,523,000
 a Hovnanian Enterprises Inc., A ............................................  United States            511,400          12,866,824
   KB Home ..................................................................  United States            835,600          35,655,052
   Lennar Corp., A ..........................................................  United States            905,000          38,200,050
   M.D.C. Holdings Inc. .....................................................  United States          1,500,100          72,109,807
 a Meritage Homes Corp. .....................................................  United States            853,200          27,404,784
 a NVR Inc. .................................................................  United States             40,220          26,746,300
   The Ryland Group Inc. ....................................................  United States            668,800          28,216,672
   Standard Pacific Corp. ...................................................  United States            622,900          12,999,923
                                                                                                                    ---------------
                                                                                                                        305,980,664
                                                                                                                    ---------------
   REAL ESTATE DEVELOPMENT 6.7%
   Brookfield Properties Corp. ..............................................     Canada                353,340          14,239,602
   Forest City Enterprises Inc., A ..........................................  United States          1,237,600          81,904,368
 a Realogy Corp. ............................................................  United States            247,400           7,325,514
                                                                                                                    ---------------
                                                                                                                        103,469,484
                                                                                                                    ---------------


38 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN REAL ESTATE FUND                                                      COUNTRY           SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   REAL ESTATE INVESTMENT TRUSTS 2.3%
 a Douglas Emmett Inc. ......................................................  United States            883,300     $    22,550,649
   RAIT Financial Trust .....................................................  United States            497,747          13,907,051
                                                                                                                    ---------------
                                                                                                                         36,457,700
                                                                                                                    ---------------
   TOTAL COMMON STOCKS (COST $1,004,448,517) ................................                                         1,444,013,677
                                                                                                                    ---------------
                                                                                               ------------------
                                                                                                PRINCIPAL AMOUNT
                                                                                               ------------------
   SHORT TERM INVESTMENT (COST $105,412,629) 6.8%
   REPURCHASE AGREEMENT 6.8%
 b Joint Repurchase Agreement, 5.257%, 4/02/07 ..............................  United States      $ 105,412,629         105,412,629
      (Maturity Value $105,458,812)
         ABN AMRO Bank, NV, New York Branch (Maturity Value $9,936,328)
         Banc of America Securities LLC (Maturity Value $9,497,621)
         Barclays Capital Inc. (Maturity Value $9,497,621)
         Bear, Stearns & Co. Inc. (Maturity Value $8,735,152)
         BNP Paribas Securities Corp. (Maturity Value $9,497,621)
         Credit Suisse Securities (USA) LLC (Maturity Value $1,308,743)
         Deutsche Bank Securities Inc. (Maturity Value $9,497,621)
         Goldman, Sachs & Co. (Maturity Value $9,497,621)
         Greenwich Capital Markets Inc. (Maturity Value $9,497,621)
         Merrill Lynch Government Securities Inc. (Maturity Value $9,497,621)
         Morgan Stanley & Co. Inc. (Maturity Value $9,497,621)
         UBS Securities LLC (Maturity Value $9,497,621)
            Collateralized by U.S. Government Agency Securities,
               2.69% - 7.125%, 4/16/07 - 2/17/12;  cU.S. Government Agency
                  Discount Notes, 7/06/07 - 4/20/09; and U.S. Treasury Notes,
                  2.75% - 6.50%, 5/15/07 - 1/31/12
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $1,109,861,146) 99.7% ............................                                         1,549,426,306
   OTHER ASSETS, LESS LIABILITIES 0.3% ......................................                                             4,111,721
                                                                                                                    ---------------
   NET ASSETS 100.0% ........................................................                                       $ 1,553,538,027
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 123.

a     Non-income producing for the twelve months ended March 31, 2007.

b Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.

c     The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 39

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 96.6%
  COMMERCIAL SERVICES 3.1%
  ABM Industries Inc. .......................................................................        1,126,500   $       29,728,335
  Cintas Corp. ..............................................................................        1,079,700           38,977,170
  Superior Uniform Group Inc. ...............................................................          237,100            3,039,622
                                                                                                                 ------------------
                                                                                                                         71,745,127
                                                                                                                 ------------------
  CONSUMER DURABLES 1.9%
  Leggett & Platt Inc. ......................................................................        1,737,700           39,393,659
a Russ Berrie and Co. Inc. ..................................................................          336,181            4,740,152
                                                                                                                 ------------------
                                                                                                                         44,133,811
                                                                                                                 ------------------
  CONSUMER NON-DURABLES 7.5%
  Alberto-Culver Co. ........................................................................        1,232,450           28,198,456
  McCormick & Co. Inc. ......................................................................        1,438,895           55,426,235
  The Procter & Gamble Co. ..................................................................        1,450,900           91,638,844
                                                                                                                 ------------------
                                                                                                                        175,263,535
                                                                                                                 ------------------
  ELECTRONIC TECHNOLOGY 0.0% b
  Cohu Inc. .................................................................................           50,300              945,640
                                                                                                                 ------------------
  FINANCE/RENTAL/LEASING 4.7%
  Fannie Mae ................................................................................          469,000           25,598,020
  Freddie Mac ...............................................................................        1,393,008           82,870,046
                                                                                                                 ------------------
                                                                                                                        108,468,066
                                                                                                                 ------------------
  HEALTH TECHNOLOGY 10.1%
  Becton Dickinson and Co. ..................................................................          510,200           39,229,278
  Hillenbrand Industries Inc. ...............................................................        1,174,800           69,747,876
  Pfizer Inc. ...............................................................................        2,944,300           74,373,018
  West Pharmaceutical Services Inc. .........................................................        1,125,600           52,261,608
                                                                                                                 ------------------
                                                                                                                        235,611,780
                                                                                                                 ------------------
  INSURANCE BROKERS/SERVICES 0.8%
  Arthur J. Gallagher & Co. .................................................................          627,500           17,777,075
                                                                                                                 ------------------
  INVESTMENT MANAGERS 3.1%
  State Street Corp. ........................................................................        1,101,400           71,315,650
                                                                                                                 ------------------
  LIFE/HEALTH INSURANCE 2.8%
  AFLAC Inc. ................................................................................        1,359,000           63,954,540
                                                                                                                 ------------------
  MAJOR BANKS 5.0%
  PNC Financial Services Group Inc. .........................................................          150,953           10,864,087
  SunTrust Banks Inc. .......................................................................          442,104           36,712,316
  U.S. Bancorp ..............................................................................        1,941,549           67,895,969
                                                                                                                 ------------------
                                                                                                                        115,472,372
                                                                                                                 ------------------


40 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  MULTI-LINE INSURANCE 4.0%
  American International Group Inc. .........................................................        1,389,200   $       93,382,024
                                                                                                                 ------------------
  NON-ENERGY MINERALS 2.9%
  Nucor Corp. ...............................................................................        1,049,102           68,328,013
                                                                                                                 ------------------
  PROCESS INDUSTRIES 5.8%
  Bemis Co. Inc. ............................................................................        1,309,400           43,720,866
  Donaldson Co. Inc. ........................................................................          289,800           10,461,780
  Praxair Inc. ..............................................................................        1,271,600           80,059,936
                                                                                                                 ------------------
                                                                                                                        134,242,582
                                                                                                                 ------------------
  PRODUCER MANUFACTURING 27.3%
  Brady Corp., A ............................................................................        2,371,679           73,996,385
  Carlisle Cos. Inc. ........................................................................        2,351,400          100,945,602
  Dover Corp. ...............................................................................        1,950,800           95,218,548
  General Electric Co. ......................................................................        2,721,600           96,235,776
  Graco Inc. ................................................................................          356,112           13,945,346
  Nordson Corp. .............................................................................          345,391           16,046,866
  Roper Industries Inc. .....................................................................        1,878,574          103,096,141
  Teleflex Inc. .............................................................................          605,200           41,195,964
  United Technologies Corp. .................................................................        1,467,700           95,400,500
                                                                                                                 ------------------
                                                                                                                        636,081,128
                                                                                                                 ------------------
  PROPERTY-CASUALTY INSURANCE 7.6%
  Erie Indemnity Co., A .....................................................................        1,345,733           71,014,331
  Mercury General Corp. .....................................................................          154,200            8,178,768
  Old Republic International Corp. ..........................................................        3,361,308           74,352,133
  RLI Corp. .................................................................................          436,812           23,994,083
                                                                                                                 ------------------
                                                                                                                        177,539,315
                                                                                                                 ------------------
  REGIONAL BANKS 0.3%
  Peoples Bancorp Inc. ......................................................................          159,979            4,225,045
  TrustCo Bank Corp. NY .....................................................................          328,588            3,147,873
                                                                                                                 ------------------
                                                                                                                          7,372,918
                                                                                                                 ------------------
  RETAIL TRADE 8.0%
  Family Dollar Stores Inc. .................................................................        3,097,500           91,747,950
a Sally Beauty Holdings Inc. ................................................................          851,050            7,821,149
  Wal-Mart Stores Inc. ......................................................................        1,844,500           86,599,275
                                                                                                                 ------------------
                                                                                                                        186,168,374
                                                                                                                 ------------------
  SAVINGS BANKS 1.7%
  Washington Mutual Inc. ....................................................................          960,200           38,772,876
                                                                                                                 ------------------
  TOTAL COMMON STOCKS (COST $1,752,571,717) .................................................                         2,246,574,826
                                                                                                                 ------------------


                                        Quarterly Statements of Investments | 41

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $77,711,159) 3.3%
  MONEY MARKET FUND 3.3%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ......................       77,711,159   $       77,711,159
                                                                                                                 ------------------
  TOTAL INVESTMENTS (COST $1,830,282,876) 99.9% .............................................                         2,324,285,985
  OTHER ASSETS, LESS LIABILITIES 0.1% .......................................................                             1,616,011
                                                                                                                 ------------------
  NET ASSETS 100.0% .........................................................................                    $    2,325,901,996
                                                                                                                 ==================

See Selected Portfolio Abbreviations on page 123.

a     Non-income producing for the twelve months ended March 31, 2007.

b     Rounds to less than 0.1% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


42 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                              SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 94.0%
  COMMON STOCKS 93.9%
  COMMERCIAL SERVICES 0.9%
  ABM Industries Inc. ........................................................................          499,252     $    13,175,260
                                                                                                                    ---------------
  CONSUMER DURABLES 10.4%
  Bassett Furniture Industries Inc. ..........................................................          316,000           4,651,520
  Briggs & Stratton Corp. ....................................................................          436,300          13,459,855
  Brunswick Corp. ............................................................................          207,000           6,592,950
  D.R. Horton Inc. ...........................................................................           25,400             558,800
  Ethan Allen Interiors Inc. .................................................................          306,600          10,835,244
a Hooker Furniture Corp. .....................................................................          733,406          14,704,790
b La-Z-Boy Inc. ..............................................................................          842,000          10,423,960
  M/I Homes Inc. .............................................................................          565,000          15,000,750
  M.D.C. Holdings Inc. .......................................................................          134,500           6,465,415
  Monaco Coach Corp. .........................................................................          877,600          13,980,168
c Russ Berrie and Co. Inc. ...................................................................          649,200           9,153,720
  Thor Industries Inc. .......................................................................          529,500          20,857,005
  Winnebago Industries Inc. ..................................................................          541,300          18,203,919
                                                                                                                    ---------------
                                                                                                                        144,888,096
                                                                                                                    ---------------
  CONSUMER NON-DURABLES 3.1%
c Alliance One International Inc. ............................................................           97,700             901,771
  Brown Shoe Co. Inc. ........................................................................          365,000          15,330,000
  Lancaster Colony Corp. .....................................................................           53,400           2,359,746
c Timberland Co., A ..........................................................................          312,100           8,123,963
c The Warnaco Group Inc. .....................................................................          600,244          17,046,930
                                                                                                                    ---------------
                                                                                                                         43,762,410
                                                                                                                    ---------------
  CONSUMER SERVICES 0.2%
  Bob Evans Farms Inc. .......................................................................           71,100           2,627,145
                                                                                                                    ---------------
  DISTRIBUTION SERVICES 0.0% d
  Applied Industrial Technologies Inc. .......................................................           19,400             476,076
                                                                                                                    ---------------
  ELECTRONIC TECHNOLOGY 3.5%
c Avocent Corp. ..............................................................................          630,000          16,991,100
c Benchmark Electronics Inc. .................................................................          396,500           8,191,690
  Cohu Inc. ..................................................................................          678,000          12,746,400
  Diebold Inc. ...............................................................................           62,200           2,967,562
c OmniVision Technologies Inc. ...............................................................          575,000           7,452,000
                                                                                                                    ---------------
                                                                                                                         48,348,752
                                                                                                                    ---------------
  ENERGY MINERALS 3.2%
  Arch Coal Inc. .............................................................................          296,200           9,090,378
  CONSOL Energy Inc. .........................................................................          382,000          14,947,660
  Peabody Energy Corp. .......................................................................          312,700          12,583,048
c Unit Corp. .................................................................................          145,000           7,335,550
                                                                                                                    ---------------
                                                                                                                         43,956,636
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 43

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                              SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  FINANCE/RENTAL/LEASING 0.7%
c Dollar Thrifty Automotive Group Inc. .......................................................          186,600     $     9,524,064
                                                                                                                    ---------------
  HEALTH SERVICES 0.4%
  Pharmaceutical Product Development Inc. ....................................................          160,400           5,403,876
                                                                                                                    ---------------
  HEALTH TECHNOLOGY 1.9%
c Adams Respiratory Therapeutics Inc. ........................................................           14,600             490,998
  STERIS Corp. ...............................................................................          483,700          12,847,072
  West Pharmaceutical Services Inc. ..........................................................          270,000          12,536,100
                                                                                                                    ---------------
                                                                                                                         25,874,170
                                                                                                                    ---------------
  INDUSTRIAL SERVICES 5.9%
c Atwood Oceanics Inc. .......................................................................          117,300           6,884,337
c Bristow Group Inc. .........................................................................          336,300          12,258,135
c EMCOR Group Inc. ...........................................................................          148,700           8,770,326
c Global Industries Ltd. .....................................................................          346,400           6,335,656
c Helix Energy Solutions Group Inc. ..........................................................          440,000          16,407,600
c Lone Star Technologies Inc. ................................................................          192,300          12,697,569
c Oil States International Inc. ..............................................................          343,000          11,006,870
  Rowan Cos. Inc. ............................................................................          239,100           7,763,577
                                                                                                                    ---------------
                                                                                                                         82,124,070
                                                                                                                    ---------------
  INSURANCE BROKERS/SERVICES 0.7%
  Arthur J. Gallagher & Co. ..................................................................          364,600          10,329,118
                                                                                                                    ---------------
  LIFE/HEALTH INSURANCE 1.8%
  American National Insurance Co. ............................................................           55,200           7,061,736
  Presidential Life Corp. ....................................................................           62,200           1,226,584
  Protective Life Corp. ......................................................................          228,000          10,041,120
  StanCorp Financial Group Inc. ..............................................................          134,000           6,588,780
                                                                                                                    ---------------
                                                                                                                         24,918,220
                                                                                                                    ---------------
  NON-ENERGY MINERALS 7.9%
  Gerdau Ameristeel Corp. (Canada) ...........................................................        1,428,000          16,779,000
  Reliance Steel & Aluminum Co. ..............................................................          467,800          22,641,520
  Steel Dynamics Inc. ........................................................................          920,000          39,744,000
  United States Steel Corp. ..................................................................          115,500          11,454,135
  Universal Forest Products Inc. .............................................................          392,642          19,455,411
                                                                                                                    ---------------
                                                                                                                        110,074,066
                                                                                                                    ---------------
  PROCESS INDUSTRIES 8.9%
  Airgas Inc. ................................................................................          375,900          15,844,185
  AptarGroup Inc. ............................................................................          176,100          11,786,373
  Bemis Co. Inc. .............................................................................          205,800           6,871,662
  Bowater Inc. ...............................................................................          410,400           9,775,728
  Bunge Ltd. .................................................................................          171,300          14,084,286


44 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  PROCESS INDUSTRIES (CONTINUED)
  Cabot Corp. ................................................................................          372,600     $    17,784,198
  Glatfelter .................................................................................          596,400           8,892,324
c Mercer International Inc. (Germany) ........................................................          666,400           7,970,144
  RPM International Inc. .....................................................................          789,500          18,237,450
  Westlake Chemical Corp. ....................................................................          439,600          11,935,140
                                                                                                                    ---------------
                                                                                                                        123,181,490
                                                                                                                    ---------------
  PRODUCER MANUFACTURING 21.4%
  A.O. Smith Corp. ...........................................................................          129,700           4,957,134
  American Woodmark Corp. ....................................................................          359,310          13,208,235
  Apogee Enterprises Inc. ....................................................................          892,800          17,891,712
c Astec Industries Inc. ......................................................................           76,100           3,063,025
  Baldor Electric Co. ........................................................................              700              26,418
  Brady Corp., A .............................................................................          540,000          16,848,000
  Carlisle Cos. Inc. .........................................................................          269,400          11,565,342
  CIRCOR International Inc. ..................................................................          287,600          10,267,320
  CNH Global NV (Netherlands) ................................................................          142,200           5,302,638
c Genlyte Group Inc. .........................................................................           88,900           6,271,895
  Gentex Corp. ...............................................................................          205,443           3,338,449
  Gibraltar Industries Inc. ..................................................................          757,200          17,127,864
  Graco Inc. .................................................................................          458,200          17,943,112
  Kennametal Inc. ............................................................................          279,900          18,924,039
c Mettler-Toledo International Inc. (Switzerland) ............................................          186,600          16,713,762
  Mine Safety Appliances Co. .................................................................          489,600          20,592,576
  Mueller Industries Inc. ....................................................................          588,800          17,722,880
  Nordson Corp. ..............................................................................          147,300           6,843,558
c Powell Industries Inc. .....................................................................           78,000           2,496,000
  Roper Industries Inc. ......................................................................          240,800          13,215,104
  Simpson Manufacturing Co. Inc. .............................................................          127,000           3,916,680
  Superior Industries International Inc. .....................................................          520,100          10,833,683
  Teleflex Inc. ..............................................................................          191,000          13,001,370
  Timken Co. .................................................................................           39,900           1,209,369
  Trinity Industries Inc. ....................................................................          267,400          11,209,408
  Wabash National Corp. ......................................................................        1,250,700          19,285,794
  Watts Water Technologies Inc., A ...........................................................          363,000          13,804,890
                                                                                                                    ---------------
                                                                                                                        297,580,257
                                                                                                                    ---------------
  PROPERTY-CASUALTY INSURANCE 4.6%
  Aspen Insurance Holdings Ltd. ..............................................................          768,900          20,152,869
  Erie Indemnity Co., A ......................................................................            3,700             195,249
  IPC Holdings Ltd. ..........................................................................          626,000          18,060,100
  Montpelier Re Holdings Ltd. (Bermuda) ......................................................          968,500          16,793,790
  RLI Corp. ..................................................................................          151,100           8,299,923
                                                                                                                    ---------------
                                                                                                                         63,501,931
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 45

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  REAL ESTATE INVESTMENT TRUST 0.6%
  Arbor Realty Trust Inc. ....................................................................          280,100     $     8,526,244
                                                                                                                    ---------------
  REGIONAL BANKS 1.4%
  Chemical Financial Corp. ...................................................................          230,454           6,865,225
  Peoples Bancorp Inc. .......................................................................          212,600           5,614,766
  TrustCo Bank Corp. NY ......................................................................          813,000           7,788,540
                                                                                                                    ---------------
                                                                                                                         20,268,531
                                                                                                                    ---------------
  RETAIL TRADE 8.5%
  Casey's General Stores Inc. ................................................................          705,900          17,654,559
  Christopher & Banks Corp. ..................................................................          529,300          10,305,471
  Dillard's Inc., A ..........................................................................           54,600           1,787,058
  c  Gymboree Corp. ..........................................................................          166,000           6,651,620
  c  Hot Topic Inc. ..........................................................................          736,900           8,179,590
  The Men's Wearhouse Inc. ...................................................................          266,000          12,515,300
  Pier 1 Imports Inc. ........................................................................          681,500           4,709,165
  Regis Corp. ................................................................................          583,900          23,572,043
  Tuesday Morning Corp. ......................................................................        1,020,000          15,136,800
c West Marine Inc. ...........................................................................          905,000          16,480,050
c Zale Corp. .................................................................................           51,600           1,361,208
                                                                                                                    ---------------
                                                                                                                        118,352,864
                                                                                                                    ---------------
  SAVINGS BANKS 0.2%
  First Indiana Corp. ........................................................................          112,166           2,450,827
                                                                                                                    ---------------
  SPECIALTY INSURANCE 0.2%
  The PMI Group Inc. .........................................................................           57,800           2,613,716
                                                                                                                    ---------------
  TRANSPORTATION 5.3%
c Genesee & Wyoming Inc. .....................................................................          535,200          14,241,672
c Kansas City Southern .......................................................................          162,300           5,774,634
  OMI Corp. ..................................................................................          345,000           9,266,700
  Overseas Shipholding Group Inc. ............................................................          207,900          13,014,540
  SkyWest Inc. ...............................................................................          453,000          12,153,990
  Teekay Shipping Corp. (Bahamas) ............................................................          246,254          13,324,804
  Tidewater Inc. .............................................................................           93,300           5,465,514
                                                                                                                    ---------------
                                                                                                                         73,241,854
                                                                                                                    ---------------
  UTILITIES 2.2%
  Atmos Energy Corp. .........................................................................          192,500           6,021,400
  Energen Corp. ..............................................................................          293,600          14,941,304
c Sierra Pacific Resources ...................................................................          521,100           9,056,718
                                                                                                                    ---------------
                                                                                                                         30,019,422
                                                                                                                    ---------------
  TOTAL COMMON STOCKS (COST $988,617,119) ....................................................                        1,305,219,095
                                                                                                                    ---------------


46 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                       PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  CORPORATE BOND (COST $1,475,822) 0.1%
  PRODUCER MANUFACTURING 0.1%
  Mueller Industries Inc., 6.00%, 11/01/14 ...................................................     $  1,494,000     $     1,413,697
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $990,092,941) ............................................                        1,306,632,792
                                                                                                                    ---------------

                                                                                                 --------------
                                                                                                     SHARES
                                                                                                 --------------
  SHORT TERM INVESTMENTS 6.5%
  MONEY MARKET FUND (COST $82,289,919) 5.9%
e Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% .......................       82,289,919          82,289,919
                                                                                                                    ---------------

                                                                                                 ----------------
                                                                                                 PRINCIPAL AMOUNT
                                                                                                 ----------------
f INVESTMENT FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.6%
g REPURCHASE AGREEMENTS 0.6%
  Banc of America Securities LLC, 5.40%, 4/02/07 (Maturity Value $1,847,831)
    Collateralized by U.S. Government Agency Securities, 5.00%, 5/01/35 - 7/01/35 ............     $  1,847,000           1,847,000
  Barclays Capital Inc., 5.40%, 4/02/07 (Maturity Value $1,988,895)
    Collateralized by U.S. Government Agency Securities, 3.50% - 9.50%,
      4/01/07 - 3/01/47 ......................................................................        1,988,000           1,988,000
  Deutsche Bank Securities Inc., 5.41%, 4/02/07 (Maturity Value $1,847,833)
    Collateralized by U.S. Government Agency Securities, 4.00% - 7.00%,
      5/01/18 - 4/01/37 ......................................................................        1,847,000           1,847,000
  Goldman, Sachs & Co., 5.35%, 4/02/07 (Maturity Value $1,500,669)
    Collateralized by U.S. Government Agency Securities, 4.875% - 6.75%,
      8/27/07 - 9/15/29 ......................................................................        1,500,000           1,500,000
  Goldman, Sachs & Co., 5.40%, 4/02/07 (Maturity Value $12,005)
    Collateralized by U.S. Government Agency Securities, 4.50% - 7.00%,
      12/01/19 - 12/01/37 ....................................................................           12,000              12,000
  Morgan Stanley & Co. Inc., 5.40%, 4/02/07 (Maturity Value $758,341)
    Collateralized by U.S. Government Agency Securities, 2.35% - 7.125%,
      4/05/07 - 7/15/36 ......................................................................          758,000             758,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES (COST $7,952,000) ....                            7,952,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $90,241,919) ............................................                           90,241,919
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $1,080,334,860) 100.5% .............................................                        1,396,874,711
  OTHER ASSETS, LESS LIABILITIES (0.5)% ......................................................                           (7,227,410)
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $ 1,389,647,301
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 123.

a     See Note 7 regarding holdings of 5% voting securities.

b     A portion or all of the security is on loan as of March 31, 2007.

c     Non-income producing for the twelve months ended March 31, 2007.

d     Rounds to less than 0.1% of net assets.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

f     Collateral for loaned securities.

g At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 47

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                     SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 95.1%
   COMMERCIAL SERVICES 2.7%
   FactSet Research Systems Inc. ...........................................................          158,100       $     9,936,585
 a Kenexa Corp. ............................................................................           83,900             2,611,807
   Robert Half International Inc. ..........................................................          370,900            13,727,009
   SEI Investments Co. .....................................................................          167,200            10,070,456
                                                                                                                    ---------------
                                                                                                                         36,345,857
                                                                                                                    ---------------
   COMMUNICATIONS 4.9%
 a Clearwire Corp., A ......................................................................          268,100             5,488,007
 a Crown Castle International Corp. ........................................................          367,000            11,791,710
 a NII Holdings Inc. .......................................................................          464,100            34,426,938
 a SBA Communications Corp. ................................................................          460,500            13,607,775
                                                                                                                    ---------------
                                                                                                                         65,314,430
                                                                                                                    ---------------
   CONSUMER DURABLES 4.6%
 a Activision Inc. .........................................................................          956,400            18,114,216
   Harman International Industries Inc. ....................................................          195,900            18,822,072
 a NVR Inc. ................................................................................           12,800             8,512,000
 a Scientific Games Corp., A ...............................................................          480,400            15,771,532
                                                                                                                    ---------------
                                                                                                                         61,219,820
                                                                                                                    ---------------
   CONSUMER NON-DURABLES 1.3%
 a Bare Escentuals Inc. ....................................................................           85,000             3,048,950
   Wolverine World Wide Inc. ...............................................................          522,900            14,939,253
                                                                                                                    ---------------
                                                                                                                         17,988,203
                                                                                                                    ---------------
   CONSUMER SERVICES 4.2%
 a Chipotle Mexican Grill Inc., B ..........................................................          144,100             8,271,340
   Hilton Hotels Corp. .....................................................................          332,800            11,967,488
   Orient-Express Hotels Ltd., A ...........................................................          224,300            13,417,626
 a Panera Bread Co. ........................................................................          208,000            12,284,480
 a XM Satellite Radio Holdings Inc., A .....................................................          842,500            10,885,100
                                                                                                                    ---------------
                                                                                                                         56,826,034
                                                                                                                    ---------------
   DISTRIBUTION SERVICES 1.8%
 a Henry Schein Inc. .......................................................................          157,800             8,707,404
 a WESCO International Inc. ................................................................          236,200            14,828,636
                                                                                                                    ---------------
                                                                                                                         23,536,040
                                                                                                                    ---------------
   ELECTRONIC TECHNOLOGY 22.4%
   Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) ..............................          492,800            22,599,808
 a F5 Networks Inc. ........................................................................          205,000            13,669,400
 a FLIR Systems Inc. .......................................................................          540,200            19,268,934
 a FormFactor Inc. .........................................................................          351,300            15,720,675
   Garmin Ltd. (Cayman Islands) ............................................................          191,800            10,385,970
   Harris Corp. ............................................................................          590,900            30,106,355
   Intersil Corp., A .......................................................................          481,700            12,760,233
   Jabil Circuit Inc. ......................................................................          232,600             4,979,966


48 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                     SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   ELECTRONIC TECHNOLOGY (CONTINUED)
 a Juniper Networks Inc. ...................................................................          681,900       $    13,419,792
 a Lam Research Corp. ......................................................................          194,600             9,212,364
 a Logitech International SA (Switzerland) .................................................          514,900            14,329,667
   Microchip Technology Inc. ...............................................................          508,100            18,052,793
 a Microsemi Corp. .........................................................................        1,054,200            21,937,902
 a Network Appliance Inc. ..................................................................          247,800             9,049,656
   Precision Castparts Corp. ...............................................................          240,500            25,024,025
 a Silicon Laboratories Inc. ...............................................................          457,200            13,679,424
   Tektronix Inc. ..........................................................................          564,100            15,885,056
 a Trimble Navigation Ltd. .................................................................          995,900            26,729,956
 a Varian Inc. .............................................................................           57,200             3,332,472
                                                                                                                    ---------------
                                                                                                                        300,144,448
                                                                                                                    ---------------
   ENERGY MINERALS 2.9%
 a Bill Barrett Corp. ......................................................................          232,000             7,519,120
 a Mariner Energy Inc. .....................................................................          706,500            13,515,345
 a Southwestern Energy Co. .................................................................          425,700            17,445,186
                                                                                                                    ---------------
                                                                                                                         38,479,651
                                                                                                                    ---------------
   FINANCE 6.7%
 a Affiliated Managers Group Inc. ..........................................................          208,400            22,580,140
   CapitalSource Inc. ......................................................................          606,287            15,235,992
 a E*TRADE Financial Corp. .................................................................          636,600            13,508,652
   East West Bancorp Inc. ..................................................................          103,200             3,794,664
   Federated Investors Inc., B .............................................................           50,800             1,865,376
 a GFI Group Inc. ..........................................................................          162,900            11,072,313
   Nuveen Investments Inc., A ..............................................................          276,500            13,078,450
   optionsXpress Holdings Inc. .............................................................          356,400             8,389,656
                                                                                                                    ---------------
                                                                                                                         89,525,243
                                                                                                                    ---------------
   HEALTH SERVICES 6.1%
 a Allscripts Healthcare Solutions Inc. ....................................................          593,700            15,917,097
 a Cerner Corp. ............................................................................          124,300             6,768,135
 a Community Health Systems Inc. ...........................................................           99,900             3,521,475
 a Coventry Health Care Inc. ...............................................................          219,900            12,325,395
 a Emdeon Corp. ............................................................................          257,200             3,891,436
 a Express Scripts Inc. ....................................................................          143,300            11,567,176
   Pharmaceutical Product Development Inc. .................................................          387,000            13,038,030
 a VCA Antech Inc. .........................................................................          425,100            15,435,381
                                                                                                                    ---------------
                                                                                                                         82,464,125
                                                                                                                    ---------------
   HEALTH TECHNOLOGY 10.3%
 a Adams Respiratory Therapeutics Inc. .....................................................          283,300             9,527,379
 a Adolor Corp. ............................................................................          344,000             3,010,000
 a American Medical Systems Holdings Inc. ..................................................          697,500            14,766,075
   C. R. Bard Inc. .........................................................................          173,300            13,779,083
 a Cytyc Corp. .............................................................................          285,700             9,773,797


                                        Quarterly Statements of Investments | 49

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                     SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   HEALTH TECHNOLOGY (CONTINUED)
 a Digene Corp. ............................................................................           97,000       $     4,113,770
 a Endo Pharmaceuticals Holdings Inc. ......................................................          399,500            11,745,300
 a Intuitive Surgical Inc. .................................................................          102,100            12,412,297
 a Keryx Biopharmaceuticals Inc. ...........................................................          258,700             2,721,524
 a Mannkind Corp. ..........................................................................          212,200             3,034,460
 a The Medicines Co. .......................................................................          186,400             4,674,912
   Mylan Laboratories Inc. .................................................................          288,000             6,088,320
 a Myriad Genetics Inc. ....................................................................          100,000             3,446,000
 a Onyx Pharmaceuticals Inc. ...............................................................          260,100             6,460,884
 a PDL BioPharma Inc. ......................................................................          326,300             7,080,710
 a Varian Medical Systems Inc. .............................................................          254,740            12,148,551
 a Waters Corp. ............................................................................          240,000            13,920,000
                                                                                                                    ---------------
                                                                                                                        138,703,062
                                                                                                                    ---------------
   INDUSTRIAL SERVICES 2.5%
 a FMC Technologies Inc. ...................................................................           51,500             3,592,640
 a Helix Energy Solutions Group Inc. .......................................................          432,200            16,116,738
 a Superior Energy Services Inc. ...........................................................          409,500            14,115,465
                                                                                                                    ---------------
                                                                                                                         33,824,843
                                                                                                                    ---------------
   PROCESS INDUSTRIES 0.8%
   Bunge Ltd. ..............................................................................           85,100             6,996,922
 a US BioEnergy Corp. ......................................................................          328,300             3,765,601
                                                                                                                    ---------------
                                                                                                                         10,762,523
                                                                                                                    ---------------
   PRODUCER MANUFACTURING 7.0%
   AMTEK Inc. ..............................................................................           96,300             3,326,202
   Flowserve Corp. .........................................................................          249,500            14,268,905
   Herman Miller Inc. ......................................................................          266,300             8,918,387
 a Mettler-Toledo International Inc. (Switzerland) .........................................          164,500            14,734,265
 a RTI International Metals Inc. ...........................................................           91,300             8,309,213
 a Spirit Aerosystems Holdings Inc. ........................................................          202,500             6,449,625
 a Terex Corp. .............................................................................          199,600            14,323,296
   Trinity Industries Inc. .................................................................          573,100            24,024,352
                                                                                                                    ---------------
                                                                                                                         94,354,245
                                                                                                                    ---------------
   REAL ESTATE DEVELOPMENT 0.9%
   Jones Lang LaSalle Inc. .................................................................          110,200            11,491,656
                                                                                                                    ---------------
   REAL ESTATE INVESTMENT TRUST 0.2%
   FelCor Lodging Trust Inc. ...............................................................          114,000             2,960,580
                                                                                                                    ---------------
   RETAIL TRADE 5.7%
   Abercrombie & Fitch Co., A ..............................................................          124,000             9,384,320
   Advance Auto Parts Inc. .................................................................          235,400             9,074,670
 a Dick's Sporting Goods Inc. ..............................................................          201,200            11,721,912
   Fastenal Co. ............................................................................          233,000             8,166,650
   The Men's Wearhouse Inc. ................................................................          233,100            10,967,355


50 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                     SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   RETAIL TRADE (CONTINUED)
   PETsMART Inc. ...........................................................................          373,500       $    12,310,560
   Ross Stores Inc. ........................................................................          241,400             8,304,160
 a Tractor Supply Co. ......................................................................          113,500             5,845,250
                                                                                                                    ---------------
                                                                                                                         75,774,877
                                                                                                                    ---------------
   TECHNOLOGY SERVICES 7.7%
 a Akamai Technologies Inc. ................................................................          267,500            13,353,600
 a Alliance Data Systems Corp. .............................................................          176,900            10,900,578
 a Cognizant Technology Solutions Corp., A .................................................          262,400            23,162,048
 a Equinix Inc. ............................................................................           95,500             8,177,665
   Global Payments Inc. ....................................................................          440,200            14,993,212
 a Internap Network Services Corp. .........................................................          372,400             5,865,300
 a NeuStar Inc., A .........................................................................          343,600             9,771,984
 a Nuance Communications Inc. ..............................................................          769,500            11,781,045
 a Omniture Inc. ...........................................................................           86,300             1,573,249
 a Salesforce.com Inc. .....................................................................           77,500             3,318,550
 a Vocus Inc. ..............................................................................           12,200               245,586
                                                                                                                    ---------------
                                                                                                                        103,142,817
                                                                                                                    ---------------
   TRANSPORTATION 2.4%
   C.H. Robinson Worldwide Inc. ............................................................          278,400            13,293,600
   Expeditors International of Washington Inc. .............................................          215,000             8,883,800
 a JetBlue Airways Corp. ...................................................................          908,050            10,451,656
                                                                                                                    ---------------
                                                                                                                         32,629,056
                                                                                                                    ---------------
   TOTAL COMMON STOCKS (COST $982,946,245) .................................................                          1,275,487,510
                                                                                                                    ---------------
   SHORT TERM INVESTMENT (COST $66,179,661) 4.9%
   MONEY MARKET FUND 4.9%
 b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ....................       66,179,661            66,179,661
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $1,049,125,906) 100.0% ..........................................                          1,341,667,171
   OTHER ASSETS, LESS LIABILITIES 0.0% c ...................................................                                586,471
                                                                                                                    ---------------
   NET ASSETS 100.0% .......................................................................                        $ 1,342,253,642
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 123.

a     Non-income producing for the twelve months ended March 31, 2007.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

c     Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 51

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION          SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 92.4%
    CONVERTIBLE PREFERRED STOCKS 1.8%
    ENERGY MINERALS 0.3%
    Chesapeake Energy Corp., 6.25%, cvt. pfd. .....................       United States               9,000         $     2,381,769
                                                                                                                    ---------------
    FINANCE 0.7%
    Affiliated Managers Group Inc., 5.10%, cvt. pfd. ..............       United States              45,000               2,469,375
    E*TRADE Financial Corp., 6.125%, cvt. pfd. ....................       United States             110,000               3,070,100
    Fannie Mae, 5.375%, cvt. pfd. .................................       United States                  16 a             1,608,814
                                                                                                                    ---------------
                                                                                                                          7,148,289
                                                                                                                    ---------------
    HEALTH TECHNOLOGY 0.4%
    Schering-Plough Corp., 6.00%, cvt. pfd. .......................       United States              60,000               3,531,000
                                                                                                                    ---------------
    NON-ENERGY MINERALS 0.2%
  b Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd. .........       United States              16,000               1,710,560
                                                                                                                    ---------------
    PROCESS INDUSTRIES 0.2%
    Huntsman Corp., 5.00%, cvt. pfd. ..............................       United States              55,000               2,344,375
                                                                                                                    ---------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $17,179,405) .........                                                      17,115,993
                                                                                                                    ---------------

                                                                                             --------------------
                                                                                              PRINCIPAL AMOUNT c
                                                                                             --------------------
  d SENIOR FLOATING RATE INTERESTS 13.5%
    COMMERCIAL SERVICES 1.5%
    Affiliated Computer Services Inc.,
        Additional Term Loan, 7.319% - 7.32%, 3/20/13 .............       United States           2,183,500               2,186,557
        Term Loan B, 7.32%, 3/20/13 ...............................       United States             331,800                 332,265
    ARAMARK Corp.,
        Synthetic LC, 7.445%, 1/26/14 .............................       United States             174,480                 175,331
        Term Loan B, 7.475%, 1/26/14 ..............................       United States           2,434,980               2,446,862
  e Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien
      Term Loan, 7.35%, 10/26/12 ..................................       United States           2,443,475               2,445,405
    IDEARC Inc. (Verizon Corp.), Term Loan B, 7.35%, 11/17/14 .....       United States           2,603,475               2,618,211
    R.H. Donnelley Inc.,
        Term Loan A-4, 6.57% - 6.61%, 12/31/09 ....................       United States              47,154                  46,844
        Term Loan D-2, 6.83% - 6.86%, 6/30/11 .....................       United States           2,828,322               2,831,999
    Valassis,
      e Delayed Draw Term Loan, 9.00%, 3/02/14 ....................       United States              85,333                  84,913
        Term Loan B, 7.10%, 3/02/14 ...............................       United States             656,867                 658,588
    Worldspan LP, Term Loan B, 8.59% - 8.61%, 12/07/13 ............       United States             793,013                 795,637
                                                                                                                    ---------------
                                                                                                                         14,622,612
                                                                                                                    ---------------
    COMMUNICATIONS 0.6%
    Alaska Communications Systems Holdings Inc.,
        2005 Incremental Loan, 7.10%, 2/01/12 .....................       United States              54,400                  54,722
        2006 Incremental Loan, 7.10%, 2/01/12 .....................       United States             180,000                 181,071
        Term Loan, 7.10%, 2/01/12 .................................       United States           3,135,600               3,154,131
    Windstream Corp., Tranche B-1, 6.85%, 7/17/13 .................       United States           2,314,171               2,330,300
                                                                                                                    ---------------
                                                                                                                          5,720,224
                                                                                                                    ---------------


52 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  d SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CONSUMER DURABLES 0.7%
    Eastman Kodak Co.,
        Term Loan B1, 7.57%, 10/18/12 .............................       United States           1,215,394         $     1,215,868
        Term Loan B2 (Delayed Draw), 7.57%, 10/18/12 ..............       United States             756,066                 756,353
    Jarden Corp.,
        Term Loan B1, 7.10%, 1/24/12 ..............................       United States             199,490                 200,996
        Term Loan B2, 7.10%, 1/24/12 ..............................       United States           2,119,163               2,134,654
    Stile Acquisition Corp. (Masonite), Canadian Term Loan, 7.36%,
      4/05/13 .....................................................          Canada               1,206,436               1,177,880
    Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 7.36%,
      4/05/13 .....................................................       United States           1,208,491               1,179,886
                                                                                                                    ---------------
                                                                                                                          6,665,637
                                                                                                                    ---------------
    CONSUMER NON-DURABLES 1.0%
    CBRL Group (Cracker Barrel), Term Loan B1, 6.86%, 4/27/13 .....       United States           2,170,947               2,170,730
    Constellation Brands Inc., Term Loan B, 6.875%, 6/05/13 .......       United States           2,315,000               2,329,724
  e Dean Foods Co., Term Loan B, 8.75%, 4/02/14 ...................       United States           2,800,000               2,803,052
    Reynolds American Inc., Term Loan B, 7.104% - 7.125%,
      5/31/12 .....................................................       United States           2,101,826               2,110,948
                                                                                                                    ---------------
                                                                                                                          9,414,454
                                                                                                                    ---------------
    CONSUMER SERVICES 2.9%
    CSC Holdings Inc. (Cablevision), Incremental Term Loan, 7.11%,
      3/29/13 .....................................................       United States           2,781,250               2,787,953
  e Gatehouse Media Operating Inc.,
        Delayed Draw Term Loan, 9.00%, 8/31/14 ....................       United States             434,783                 434,996
        Term Loan B, 9.00%, 8/31/14 ...............................       United States           1,165,217               1,165,788
    Green Valley Ranch Gaming LLC, Term Loan B, 7.36%,
      2/16/14 .....................................................       United States             308,364                 310,134
    Insight Midwest Holdings, Term Loan B, 7.36%, 4/02/14 .........       United States           2,373,000               2,388,306
    MCC Iowa,
        Term Loan D-1, 7.10% - 7.11%, 1/31/15 .....................       United States             882,759                 886,325
        Term Loan D-2 (Delayed Draw), 7.10%, 1/31/15 ..............       United States             856,454                 859,914
    Mediacom LLC, Term Loan C, 7.09% - 7.11%, 1/31/15 .............       United States             904,303                 907,956
    Mission Broadcasting Inc., Term Loan B, 7.10%, 10/01/12 .......       United States           1,150,036               1,146,413
    National Cinemedia LLC, Term Loan, 7.09%, 2/13/15 .............       United States           2,390,000               2,406,897
    Nexstar Broadcasting Inc., Term Loan B, 7.114%, 10/01/12 ......       United States           1,089,553               1,086,121
    Penn National Gaming Inc., Term Loan B, 7.10% - 7.15%,
      10/03/12 ....................................................       United States           2,741,535               2,756,558
    Readers Digest Association Inc., Term Loan B, 7.33% - 7.348%,
      3/02/14 .....................................................       United States             290,000                 291,375
    Regal Cinemas Corp., Term Loan, 7.10%, 10/27/13 ...............       United States           2,476,240               2,487,630
  e Sabre Inc., Term Loan B, 9.50%, 10/02/14 ......................       United States           2,300,000               2,311,707
  e Univision Communications Inc.,
        Delayed Draw Term Loan, 9.50%, 3/29/14 ....................       United States             138,926                 138,666
        Term Loan B, 9.50%, 9/29/14 ...............................       United States           2,161,074               2,157,594


                                        Quarterly Statements of Investments | 53

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  d SENIOR FLOATING RATE INTERESTS (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
    UPC Financing Partnership,
        Term Loan J2, 7.37%, 3/31/13 ..............................         Netherlands           1,285,000         $     1,286,812
        Term Loan K2, 7.37%, 12/31/13 .............................         Netherlands           1,285,000               1,286,812
    VML US Finance LLC (Venetian Macau),
        Delay Draw, 8.10%, 5/26/12 ................................            Macau                115,612                 115,656
        Term Loan B, 8.10%, 5/26/13 ...............................            Macau              1,860,000               1,860,837
                                                                                                                    ---------------
                                                                                                                         29,074,450
                                                                                                                    ---------------
    ELECTRONIC TECHNOLOGY 0.3%
    Advanced Micro Devices Inc., Term Loan B, 7.57%, 12/31/13 .....       United States           2,286,375               2,296,732
  e Hawker Beechcraft Inc.,
        Synthetic LC, 9.25%, 3/26/14 ..............................       United States              56,560                  56,804
        Term Loan B, 9.25%, 3/26/14 ...............................       United States             668,440                 671,321
                                                                                                                    ---------------
                                                                                                                          3,024,857
                                                                                                                    ---------------
    ENERGY MINERALS 0.6%
    Citgo Petroleum Corp., Term Loan B, 6.716%, 11/15/12 ..........       United States           2,346,352               2,347,760
    Niska Gas Storage Canada ULC (C/R Gas),
        Asset Sale Term Loan, 7.07%, 5/13/11 ......................           Canada                283,657                 283,331
        Canadian Term Loan, 7.09%, 5/12/13 ........................           Canada              1,539,247               1,536,845
    Niska Gas Storage U.S. LLC (C/R Gas),
        Delay Draw, 7.07%, 5/12/13 ................................       United States             180,768                 180,222
        U.S. Term Loan, 7.07% - 7.09%, 5/12/13 ....................       United States             266,859                 266,184
  e Western Refining Inc.,
        Delayed Draw Term Loan, 9.00%, 3/06/14 ....................       United States             171,875                 172,889
        Term Loan B, 9.00%, 3/06/14 ...............................       United States             703,125                 707,273
                                                                                                                    ---------------
                                                                                                                          5,494,504
                                                                                                                    ---------------
    FINANCE 1.0%
    Avis Budget Car Rental LLC, Term Loan, 6.61%, 4/19/12 .........       United States           2,990,357               2,986,410
    Hertz Corp.,
        Credit Link, 5.35%, 12/21/12 ..............................       United States             277,778                 279,517
        Term Loan B, 7.07% - 7.09%, 12/21/12 ......................       United States           1,555,556               1,565,293
    Nasdaq Stock Market Inc.,
        Incremental Term Loan B, 7.07%, 4/18/12 ...................       United States             104,475                 104,513
        Term Loan B, 7.07%, 4/18/12 ...............................       United States           1,403,176               1,403,597
        Term Loan C (Delayed Draw), 7.07%, 4/18/12 ................       United States             813,388                 813,632
    TD Ameritrade Holding Corp., Term Loan B, 6.82%, 12/31/12 .....       United States           2,453,255               2,460,982
                                                                                                                    ---------------
                                                                                                                          9,613,944
                                                                                                                    ---------------
    HEALTH SERVICES 1.0%
    Fresenius Medical Care Holdings Inc., Term Loan B,
        6.725% - 6.735%, 3/31/13 ..................................       United States           2,576,119               2,581,761
    HCA Inc., Term Loan B-1, 7.60%, 11/18/13 ......................       United States           2,418,938               2,442,377
    Health Management Associates Inc., Term Loan B, 7.10%,
      2/28/14 .....................................................       United States           2,300,000               2,307,176
    LifePoint Hospitals Inc., Term Loan B, 6.985%, 4/15/12 ........       United States           2,731,634               2,725,215
                                                                                                                    ---------------
                                                                                                                         10,056,529
                                                                                                                    ---------------


54 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  d SENIOR FLOATING RATE INTERESTS (CONTINUED)
    INDUSTRIAL SERVICES 0.2%
    Allied Waste North America Inc.,
        Credit Link, 5.322%, 3/28/14 ..............................       United States             665,141         $       665,573
        Term Loan B, 7.06% - 7.15%, 1/15/12 .......................       United States           1,499,918               1,500,893
                                                                                                                    ---------------
                                                                                                                          2,166,466
                                                                                                                    ---------------
    NON-ENERGY MINERALS 0.2%
    Freeport-McMoRan Copper & Gold Inc., Term Loan B, 7.07%,
      3/19/14 .....................................................       United States           1,606,733               1,610,172
                                                                                                                    ---------------
    PROCESS INDUSTRIES 1.6%
  e Celanese Holding, Term Loan B, 9.00%, 4/02/13 .................       United States             225,000                 225,000
    Domtar Corp., Term Loan, 6.695%, 3/07/12 ......................       United States           2,340,000               2,340,491
    Georgia-Pacific Corp.,
        Additional Term Loan, 7.09%, 12/20/12 .....................       United States             643,095                 646,600
        Term Loan B, 7.09% - 7.10%, 12/20/12 ......................       United States           2,143,444               2,154,011
    Hexion Specialty Chemicals BV, Term Loan C-2, 7.875%,
      5/03/13 .....................................................        Netherlands              556,724                 560,933
    Hexion Specialty Chemicals Inc., Term Loan C-1, 7.875%,
      5/03/13 .....................................................       United States           2,569,305               2,588,728
    Ineos U.S. Finance LLC,
        Term Loan B2, 7.58%, 12/16/13 .............................       United States           1,081,278               1,088,631
        Term Loan C2, 8.08%, 12/23/14 .............................       United States           1,081,278               1,088,641
    Lyondell Chemical Co., Term Loan, 7.11%, 8/16/13 ..............       United States           2,567,836               2,570,173
    Nalco Co., Term Loan B, 7.07% - 9.00%, 11/04/10 ...............       United States           2,156,300               2,178,014
                                                                                                                    ---------------
                                                                                                                         15,441,222
                                                                                                                    ---------------
    PRODUCER MANUFACTURING 0.6%
    Baldor Electric Co., Term Loan B, 7.125%, 1/31/14 .............       United States             251,750                 252,389
    Dresser Inc., Term Loan B, 8.125%, 10/31/13 ...................       United States           2,308,280               2,311,512
    Key Safety Systems Inc., Term Loan B, 7.57%, 3/08/14 ..........       United States             290,000                 291,525
    Oshkosh Truck Corp., Term Loan B, 7.10%, 12/06/13 .............       United States           2,643,797               2,646,150
                                                                                                                    ---------------
                                                                                                                          5,501,576
                                                                                                                    ---------------
    REAL ESTATE INVESTMENT TRUSTS 0.5%
    Capital Automotive REIT, Term Loan B, 7.07%, 12/15/10 .........       United States           2,668,924               2,695,160
    Macerich Co., Term Loan B, 6.875%, 4/26/10 ....................       United States           1,842,000               1,839,531
                                                                                                                    ---------------
                                                                                                                          4,534,691
                                                                                                                    ---------------
    RETAIL TRADE 0.2%
    The William Carter Co., Term Loan B, 6.82% - 6.86%, 7/14/12 ...       United States           2,344,848               2,346,513
                                                                                                                    ---------------
    TECHNOLOGY SERVICES 0.2%
    Sungard Data Systems Inc., Term Loan B, 7.36%, 2/28/14 ........       United States           2,353,731               2,363,640
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 55

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
  d SENIOR FLOATING RATE INTERESTS (CONTINUED)
    UTILITIES 0.4%
    Dynegy Holdings Inc.,
        Synthetic L/C, 8.75%, 4/02/13 .............................       United States             574,468         $       574,468
        Term Loan B, 8.75%, 4/02/13 ...............................       United States             100,532                 100,532
    NRG Energy Inc.,
        Credit Link, 7.35%, 2/01/13 ...............................       United States           1,116,556               1,124,796
        Term Loan B, 7.35%, 2/01/13 ...............................       United States           1,219,210               1,228,195
    TPF Generation Holdings LLC,
        Synthetic L/C, 5.25%, 12/15/13 ............................       United States              73,766                  74,297
        Synthetic Revolver, 5.25%, 12/15/11 .......................       United States              23,124                  23,291
      e Term Loan, 7.35%,12/15/13 .................................       United States             808,583                 814,405
                                                                                                                    ---------------
                                                                                                                          3,939,984
                                                                                                                    ---------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $131,503,924) ......                                                     131,591,475
                                                                                                                    ---------------
    CORPORATE BONDS 32.1%
    COMMERCIAL SERVICES 2.3%
  f ARAMARK Corp., senior note, B, 144A, 8.50%, 2/01/15 ...........       United States           2,700,000               2,821,500
    Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ....       United States             668,000                 732,295
    Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 .........       United States           2,200,000               2,411,750
    Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ..........       United States           3,000,000               3,240,000
    JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to
      5/17/07, 10.67% thereafter, 5/15/13 .........................       United States           1,000,000               1,037,500
    JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ....       United States           1,900,000               1,995,000
    Lamar Media Corp., senior sub. note,
        7.25%, 1/01/13 ............................................       United States           2,800,000               2,849,000
        6.625%, 8/15/15 ...........................................       United States             400,000                 392,000
    R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ............       United States           1,100,000               1,174,250
  f Rental Service Corp., senior note, 144A, 9.50%, 12/01/14 ......       United States           2,900,000               3,103,000
    United Rentals North America Inc., senior sub. note, 7.75%,
      11/15/13 ....................................................       United States           2,900,000               2,994,250
                                                                                                                    ---------------
                                                                                                                         22,750,545
                                                                                                                    ---------------
    COMMUNICATIONS 3.5%
  f Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ........          Jamaica              2,900,000               2,820,250
    Dobson Cellular Systems Inc., senior secured note, 9.875%,
      11/01/12 ....................................................       United States           2,900,000               3,175,500
    Embarq Corp., senior note, 7.082%, 6/01/16 ....................       United States           3,300,000               3,370,135
    Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
      10.375% thereafter, 11/15/12 ................................       United Kingdom          2,500,000               2,375,000
    Intelsat Intermediate, senior note, zero cpn. to 2/01/10,
      9.25% thereafter, 2/01/15 ...................................          Bermuda                400,000                 334,000
    Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%,
      1/15/13 .....................................................          Bermuda              3,500,000               3,666,250
    Millicom International Cellular SA, senior note, 10.00%,
      12/01/13 ....................................................         Luxembourg            3,000,000               3,300,000
    Qwest Communications International Inc., senior note, 7.50%,
      2/15/14 .....................................................       United States           3,400,000               3,519,000


56 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    COMMUNICATIONS (CONTINUED)
    Telecom Italia Capital, senior note, 4.95%, 9/30/14 ...........           Italy               2,700,000         $     2,546,910
    Verizon New York Inc., senior deb.,
        A, 6.875%, 4/01/12 ........................................       United States           2,700,000               2,852,423
        B, 7.375%, 4/01/32 ........................................       United States             400,000                 424,162
  f Wind Acquisition Finance SA, senior note, 144A, 10.75%,
      12/01/15 ....................................................           Italy               2,700,000               3,105,000
    Windstream Corp., senior note, 8.625%, 8/01/16 ................       United States           2,500,000               2,746,875
                                                                                                                    ---------------
                                                                                                                         34,235,505
                                                                                                                    ---------------
    CONSUMER DURABLES 2.1%
    Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ...........       United States           1,200,000               1,134,000
    D.R. Horton Inc., senior note, 6.50%, 4/15/16 .................       United States           3,000,000               2,938,923
    Ford Motor Credit Co.,
        5.625%, 10/01/08 ..........................................       United States           3,200,000               3,136,835
        senior note, 9.875%, 8/10/11 ..............................       United States           2,300,000               2,437,855
    General Motors Corp., senior deb., 8.25%, 7/15/23 .............       United States           2,400,000               2,172,000
    Jarden Corp., senior sub. note, 7.50%, 5/01/17 ................       United States           2,300,000               2,334,500
    Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ..........       United States           1,700,000               1,738,250
    KB Home, senior note,
        6.25%, 6/15/15 ............................................       United States           1,800,000               1,622,250
        7.25%, 6/15/18 ............................................       United States           1,900,000               1,764,198
    William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ........       United States           1,000,000                 895,000
                                                                                                                    ---------------
                                                                                                                         20,173,811
                                                                                                                    ---------------
    CONSUMER NON-DURABLES 1.3%
    Dole Foods Co., senior note, 7.25%, 6/15/10 ...................       United States             300,000                 288,000
    Reynolds American Inc., senior secured note, 7.625%,
      6/01/16 .....................................................       United States           3,500,000               3,740,908
    Smithfield Foods Inc., senior note,
        7.00%, 8/01/11 ............................................       United States           1,700,000               1,731,875
        7.75%, 5/15/13 ............................................       United States           1,500,000               1,556,250
    Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 .......       United States           1,900,000               1,529,500
    Tyson Foods Inc., senior note,
        8.25%, 10/01/11 ...........................................       United States           2,800,000               3,079,656
        6.85%, 4/01/16 ............................................       United States             500,000                 521,156
                                                                                                                    ---------------
                                                                                                                         12,447,345
                                                                                                                    ---------------
    CONSUMER SERVICES 5.8%
    Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 .....       United States           1,300,000               1,326,000
    CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ..........          Canada               2,800,000               2,912,000
    CCH I LLC, senior secured note, 11.00%, 10/01/15 ..............       United States           1,400,000               1,459,500
    CCH II LLC, senior note, 10.25%, 9/15/10 ......................       United States           2,900,000               3,074,000
    Comcast Corp., 5.65%, 6/15/35 .................................       United States           3,300,000               2,999,891
    CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ...............       United States           2,100,000               2,131,500
    EchoStar DBS Corp., senior note, 6.375%, 10/01/11 .............       United States           2,900,000               2,925,375
    Harrah's Operating Co. Inc., senior note, 6.50%, 6/01/16 ......       United States           3,300,000               2,928,446
    Liberty Media Corp., senior note, 5.70%, 5/15/13 ..............       United States           3,000,000               2,891,313


                                        Quarterly Statements of Investments | 57

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER SERVICES (CONTINUED)
    LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ........       United States           3,000,000         $     2,951,250
    MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 .................       United States           4,900,000               4,728,500
    Pinnacle Entertainment Inc., senior sub. note,
        8.25%, 3/15/12 ............................................       United States             200,000                 207,000
        8.75%, 10/01/13 ...........................................       United States           2,200,000               2,348,500
    Quebecor Media Inc., senior note, 7.75%, 3/15/16 ..............          Canada               2,100,000               2,168,250
    Radio One Inc., senior sub. note, 6.375%, 2/15/13 .............       United States           2,800,000               2,716,000
  f Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
      9/01/14 .....................................................       United States           2,300,000               2,584,625
    Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .....       United States           3,300,000               3,376,144
    Station Casinos Inc.,
        senior note, 6.00%, 4/01/12 ...............................       United States             700,000                 681,625
        senior sub. note, 6.50%, 2/01/14 ..........................       United States             700,000                 647,500
        senior sub. note, 6.875%, 3/01/16 .........................       United States           1,800,000               1,658,250
    Time Warner Inc., 5.875%, 11/15/16 ............................       United States           3,500,000               3,535,574
  f Univision Communications Inc., senior note, 144A, PIK, 9.75%,
      3/15/15 .....................................................       United States           3,100,000               3,103,875
    Viacom Inc., senior note, 6.25%, 4/30/16 ......................       United States           3,300,000               3,351,124
                                                                                                                    ---------------
                                                                                                                         56,706,242
                                                                                                                    ---------------
    ELECTRONIC TECHNOLOGY 2.7%
  f Bombardier Inc., senior note, 144A, 8.00%, 11/15/14 ...........          Canada                 500,000                 520,000
    Cisco Systems Inc., senior note, 5.50%, 2/22/16 ...............       United States           2,900,000               2,925,152
    DRS Technologies Inc., senior sub. note,
        6.875%, 11/01/13 ..........................................       United States             200,000                 203,000
        7.625%, 2/01/18 ...........................................       United States           2,500,000               2,612,500
  f Freescale Semiconductor Inc., senior note, 144A, 8.875%,
      12/15/14 ....................................................       United States           3,500,000               3,521,875
  f Hawker Beechcraft Acquisition Co., senior note, 144A,
        8.50%, 4/01/15 ............................................       United States             900,000                 937,125
        PIK, 8.875%, 4/01/15 ......................................       United States           1,900,000               1,968,875
    L-3 Communications Corp., senior sub. note,
        5.875%, 1/15/15 ...........................................       United States           2,900,000               2,831,125
        6.375%, 10/15/15 ..........................................       United States             400,000                 398,500
  f NXP BV/NXP Funding LLC, 144A, 7.875%, 10/15/14 ................        Netherlands            3,300,000               3,423,750
    Sanmina-SCI Corp., senior sub. note,
        6.75%, 3/01/13 ............................................       United States           2,300,000               2,104,500
        8.125%, 3/01/16 ...........................................       United States             400,000                 378,000
    Solectron Global Finance Ltd., senior sub. note, 8.00%,
      3/15/16 .....................................................       United States           2,600,000               2,606,500
  f TransDigm Inc., senior sub. note, 144A, 7.75%, 7/15/14 ........       United States           2,200,000               2,282,500
                                                                                                                    ---------------
                                                                                                                         26,713,402
                                                                                                                    ---------------


58 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    ENERGY MINERALS 1.3%
    Chesapeake Energy Corp., senior note,
        7.625%, 7/15/13 ...........................................       United States             700,000         $       747,250
        6.625%, 1/15/16 ...........................................       United States             100,000                 101,250
        6.25%, 1/15/18 ............................................       United States           3,300,000               3,275,250
    Mariner Energy Inc., senior note, 7.50%, 4/15/13 ..............       United States           2,700,000               2,666,250
    Peabody Energy Corp., senior note,
        7.375%, 11/01/16 ..........................................       United States           1,200,000               1,269,000
        B, 6.875%, 3/15/13 ........................................       United States           1,600,000               1,636,000
    Pogo Producing Co., senior sub. note,
        7.875%, 5/01/13 ...........................................       United States             300,000                 303,750
        6.875%, 10/01/17 ..........................................       United States           2,700,000               2,646,000
                                                                                                                    ---------------
                                                                                                                         12,644,750
                                                                                                                    ---------------
    FINANCE 0.5%
    GMAC LLC,
        7.25%, 3/02/11 ............................................       United States           2,500,000               2,515,908
        6.875%, 9/15/11 ...........................................       United States             200,000                 200,383
        6.875%, 8/28/12 ...........................................       United States           1,800,000               1,794,740
                                                                                                                    ---------------
                                                                                                                          4,511,031
                                                                                                                    ---------------
    HEALTH SERVICES 2.0%
    DaVita Inc., senior sub. note, 7.25%, 3/15/15 .................       United States           3,400,000               3,455,250
    Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ......          Germany              3,000,000               3,045,000
    HCA Inc.,
        senior note, 6.50%, 2/15/16 ...............................       United States             800,000                 685,000
      f senior secured note, 144A, 9.125%, 11/15/14 ...............       United States           3,000,000               3,213,750
    Tenet Healthcare Corp., senior note,
        6.375%, 12/01/11 ..........................................       United States           3,200,000               3,008,000
        9.875%, 7/01/14 ...........................................       United States             700,000                 710,500
d,f U.S. Oncology Holdings Inc., senior note, 144A, FRN, 9.797%,
      3/15/12 .....................................................       United States           2,800,000               2,842,000
    Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
      10/01/14 ....................................................       United States           2,600,000               2,645,500
                                                                                                                    ---------------
                                                                                                                         19,605,000
                                                                                                                    ---------------
    INDUSTRIAL SERVICES 1.8%
    Allied Waste North America Inc., senior secured note, 6.875%,
      6/01/17 .....................................................       United States           2,900,000               2,921,750
    Compagnie Generale de Geophysique-Veritas, senior note,
        7.50%, 5/15/15 ............................................           France                600,000                 621,000
        7.75%, 5/15/17 ............................................           France                900,000                 942,750
    Copano Energy LLC, senior note, 8.125%, 3/01/16 ...............       United States           2,500,000               2,600,000
    El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ......       United States           2,400,000               2,516,590


                                        Quarterly Statements of Investments | 59

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    INDUSTRIAL SERVICES (CONTINUED)
    Hanover Compressor Co., senior note, 7.50%, 4/15/13 ...........       United States           1,200,000         $     1,236,000
    Hanover Equipment Trust 01, senior secured note, B, 8.75%,
      9/01/11 .....................................................       United States           1,500,000               1,567,500
    Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 ....       United States           2,700,000               2,632,500
    The Williams Cos. Inc.,
        8.75%, 3/15/32 ............................................       United States             600,000                 694,500
        senior note, 7.625%, 7/15/19 ..............................       United States             800,000                 874,000
        senior note, 7.875%, 9/01/21 ..............................       United States             900,000                 994,500
                                                                                                                    ---------------
                                                                                                                         17,601,090
                                                                                                                    ---------------
    NON-ENERGY MINERALS 0.7%
    Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
      4/01/17 .....................................................       United States           2,500,000               2,709,375
    Novelis Inc., senior note, 7.25%, 2/15/15 .....................           Canada              3,500,000               3,718,750
                                                                                                                    ---------------
                                                                                                                          6,428,125
                                                                                                                    ---------------
    PROCESS INDUSTRIES 3.3%
  f Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 .............         Germany               2,800,000               2,933,000
    BCP Crystal Holdings Corp., senior sub. note, 9.625%,
      6/15/14 .....................................................       United States           3,300,000               3,765,036
    Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 ..       United States           2,500,000               2,500,000
    Crown Americas Inc., senior note, 7.75%, 11/15/15 .............       United States           3,200,000               3,344,000
  f Huntsman International LLC, senior note, 144A, 7.875%,
      11/15/14 ....................................................       United States           2,600,000               2,700,750
    JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 .............          Ireland              2,800,000               2,870,000
    Lyondell Chemical Co., senior note, 8.00%, 9/15/14 ............       United States           3,300,000               3,473,250
e,f MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ........       United States           1,000,000               1,030,000
    Nalco Co., senior sub. note, 8.875%, 11/15/13 .................       United States           3,300,000               3,522,750
    Owens-Brockway Glass Container Inc., senior note, 6.75%,
      12/01/14 ....................................................       United States           3,300,000               3,283,500
  f Verso Paper Holdings LLC, senior secured note, 144A, 9.125%,
      8/01/14 .....................................................       United States           2,700,000               2,821,500
                                                                                                                    ---------------
                                                                                                                         32,243,786
                                                                                                                    ---------------
    PRODUCER MANUFACTURING 1.5%
    Case New Holland Inc., senior note,
        9.25%, 8/01/11 ............................................       United States           2,500,000               2,637,500
        7.125%, 3/01/14 ...........................................       United States             200,000                 209,000
    Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ....       United States           2,700,000               2,740,500
    Nortek Inc., senior sub. note, 8.50%, 9/01/14 .................       United States           3,100,000               3,030,250
    RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .......       United States           2,900,000               3,030,500
  f TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ........       United States           3,300,000               3,250,500
                                                                                                                    ---------------
                                                                                                                         14,898,250
                                                                                                                    ---------------


60 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    REAL ESTATE DEVELOPMENT 0.3%
    Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ....       United States           2,500,000         $     2,556,250
                                                                                                                    ---------------
    REAL ESTATE INVESTMENT TRUSTS 0.4%
    Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14 .......       United States             200,000                 204,000
    Host Marriott LP, senior note,
        K, 7.125%, 11/01/13 .......................................       United States           2,300,000               2,363,250
        M, 7.00%, 8/15/12 .........................................       United States           1,100,000               1,126,125
                                                                                                                    ---------------
                                                                                                                          3,693,375
                                                                                                                    ---------------
    RETAIL TRADE 0.3%
  f Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 .....       United States           3,000,000               3,225,000
                                                                                                                    ---------------
    TECHNOLOGY SERVICES 0.4%
    SunGard Data Systems Inc.,
        senior note, 9.125%, 8/15/13 ..............................       United States           1,600,000               1,724,000
        senior sub. note, 10.25%, 8/15/15 .........................       United States           1,900,000               2,082,875
                                                                                                                    ---------------
                                                                                                                          3,806,875
                                                                                                                    ---------------
    UTILITIES 1.9%
    Aquila Inc., senior note, 9.95%, 2/01/11 ......................       United States           2,800,000               3,080,000
    Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ............       United States           3,100,000               3,239,500
    Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ...       United States           2,500,000               2,725,000
    Mirant North America LLC, senior note, 7.375%, 12/31/13 .......       United States           2,500,000               2,575,000
    NRG Energy Inc., senior note,
        7.25%, 2/01/14 ............................................       United States             100,000                 102,750
        7.375%, 2/01/16 ...........................................       United States           3,200,000               3,296,000
        7.375%, 1/15/17 ...........................................       United States             600,000                 617,250
    TXU Corp., senior note, P, 5.55%, 11/15/14 ....................       United States           3,300,000               2,939,237
                                                                                                                    ---------------
                                                                                                                         18,574,737
                                                                                                                    ---------------
    TOTAL CORPORATE BONDS (COST $306,317,685) .....................                                                     312,815,119
                                                                                                                    ---------------
    CONVERTIBLE BONDS 1.1%
    CONSUMER SERVICES 0.3%
    Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 .............       United States           2,600,000               3,214,250
                                                                                                                    ---------------
    ELECTRONIC TECHNOLOGY 0.4%
    Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08 ..........       United States           1,100,000               1,093,125
    Intel Corp., cvt., sub. deb., 2.95%, 12/15/35 .................       United States           3,600,000               3,146,749
                                                                                                                    ---------------
                                                                                                                          4,239,874
                                                                                                                    ---------------
    RETAIL TRADE 0.4%
    Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ............       United States           3,100,000               3,476,216
                                                                                                                    ---------------
    TOTAL CONVERTIBLE BONDS (COST $10,703,748) ....................                                                      10,930,340
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 61

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
    SECURITIES 2.7%
    FINANCE 2.3%
  d Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3,
      A5, FRN, 5.617%, 10/15/48 ...................................       United States           9,800,000         $    10,021,235
    Countrywide Asset-Backed Certificates,
        2004-7, AF4, 4.774%, 8/25/32 ..............................       United States             440,000                 437,665
        2005-11, AF4, 5.21%, 3/25/34 ..............................       United States           1,275,000               1,256,078
    GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%,
      1/10/38 .....................................................       United States             934,225                 917,973
    JPMorgan Chase Commercial Mortgage Securities Corp.,
      d 2004-CB9, A4, FRN, 5.377%, 6/12/41 ........................       United States           5,096,445               5,174,878
        2004-LN2, A2, 5.115%, 7/15/41 .............................       United States             412,616                 407,878
  f Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ......       United States              12,157                  12,112
  d Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.431%,
      6/15/38 .....................................................       United States           4,000,000               4,045,598
    Residential Asset Securities Corp.,
        2002-KS8, A4, 4.58%, 11/25/30 .............................       United States              89,033                  88,680
        2004-KS1, AI4, 4.213%, 4/25/32 ............................       United States             324,061                 319,613
                                                                                                                    ---------------
                                                                                                                         22,681,710
                                                                                                                    ---------------
    REAL ESTATE DEVELOPMENT 0.4%
  d GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%,
      4/10/38 .....................................................       United States           4,000,000               4,058,295
                                                                                                                    ---------------
    TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
      MORTGAGE-BACKED SECURITIES (COST $27,227,784) ...............                                                      26,740,005
                                                                                                                    ---------------
    MORTGAGE-BACKED SECURITIES 11.1%
  d FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.0% g
    FHLMC, 4.683%, 1/01/33 ........................................       United States             342,694                 345,335
                                                                                                                    ---------------
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 4.4%
    FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 .................       United States           4,311,859               4,181,583
    FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19 .................       United States           4,808,534               4,749,711
    FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19 ..................       United States           1,229,749               1,234,386
    FHLMC Gold 15 Year, 6.00%, 5/01/17 ............................       United States              45,491                  46,300
    FHLMC Gold 15 Year, 6.50%, 5/01/16 ............................       United States              20,430                  20,940
    FHLMC Gold 30 Year, 5.00%, 4/01/34 - 8/01/35 ..................       United States           3,133,064               3,032,910
  e FHLMC Gold 30 Year, 5.50%, 3/01/33 - 6/01/36 ..................       United States          13,109,473              12,983,368
    FHLMC Gold 30 Year, 6.00%, 4/01/33 - 1/01/37 ..................       United States          12,995,451              13,113,737
    FHLMC Gold 30 Year, 6.50%, 12/01/23 - 6/01/36 .................       United States           3,115,549               3,180,100
    FHLMC Gold 30 Year, 7.00%, 9/01/21 - 1/01/32 ..................       United States             171,170                 178,403
    FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31 ..................       United States               3,484                   3,643
                                                                                                                    ---------------
                                                                                                                         42,725,081
                                                                                                                    ---------------
  d FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.2%
    FNMA, 4.523%, 4/01/20 .........................................       United States             252,777                 248,930
    FNMA, 4.62%, 12/01/34 .........................................       United States           1,284,078               1,273,230
                                                                                                                    ---------------
                                                                                                                          1,522,160
                                                                                                                    ---------------


62 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    MORTGAGE-BACKED SECURITIES (CONTINUED)
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 5.8%
    FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20 ........................       United States             848,625         $       822,395
    FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18 .......................       United States           1,022,829               1,011,448
    FNMA 15 Year, 5.50%, 10/01/16 - 4/01/21 .......................       United States           2,654,362               2,661,489
    FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16 ........................       United States              41,847                  42,600
    FNMA 15 Year, 7.00%, 5/01/12 ..................................       United States               4,603                   4,747
  e FNMA 30 Year, 5.00%, 4/01/34 - 4/15/37 ........................       United States           6,465,662               6,248,749
    FNMA 30 Year, 5.50%, 8/01/33 - 2/01/37 ........................       United States          25,928,301              25,682,080
  e FNMA 30 Year, 6.00%, 4/01/29 - 1/01/37 ........................       United States          18,686,448              18,836,338
    FNMA 30 Year, 6.50%, 6/01/28 - 9/01/32 ........................       United States             756,067                 778,892
    FNMA 30 Year, 7.50%, 9/01/31 ..................................       United States              27,499                  28,763
                                                                                                                    ---------------
                                                                                                                         56,117,501
                                                                                                                    ---------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.7%
    GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34 ..................       United States           2,206,177               2,149,297
    GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/36 ..................       United States           3,053,634               3,040,090
    GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32 ..................       United States              23,248                  23,912
    GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32 ..................       United States             125,974                 131,780
    GNMA I SF 30 Year, 7.50%, 9/15/30 .............................       United States               4,007                   4,184
    GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 .................       United States             602,909                 585,373
    GNMA II SF 30 Year, 6.00%, 11/20/34 ...........................       United States             814,923                 825,341
    GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34 ..................       United States             326,289                 334,636
    GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32 ..................       United States              78,745                  81,852
                                                                                                                    ---------------
                                                                                                                          7,176,465
                                                                                                                    ---------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $108,775,819) ..........                                                     107,886,542
                                                                                                                    ---------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 9.8%
    FHLMC,
        4.375%, 7/17/15 ...........................................       United States           2,500,000               2,404,035
        4.50%, 1/15/13 ............................................       United States             580,000                 569,627
        4.75%, 1/19/16 ............................................       United States           2,000,000               1,970,318
        4.875%, 11/15/13 ..........................................       United States             150,000                 149,864
        4.875%, 2/17/09 ...........................................       United States           1,950,000               1,950,431
        5.125%, 10/18/16 ..........................................       United States           5,400,000               5,455,820
        5.50%, 9/15/11 ............................................       United States             300,000                 308,084
        7.00%, 3/15/10 ............................................       United States             300,000                 318,137
    FNMA,
        1.75%, 3/26/08 ............................................       United States         270,000,000   JPY         2,316,233
        2.125%, 10/09/07 ..........................................       United States         890,000,000   JPY         7,612,802
        4.25%, 5/15/09 ............................................       United States             260,000                 256,960
        4.375%, 10/15/15 ..........................................       United States           1,000,000                 964,977
        4.375%, 3/15/13 ...........................................       United States           3,100,000               3,022,422
        5.00%, 4/15/15 ............................................       United States             250,000                 251,370
        5.25%, 1/15/09 ............................................       United States             250,000                 251,574
        5.375%, 11/15/11 ..........................................       United States           1,200,000               1,227,838
        5.50%, 3/15/11 ............................................       United States             150,000                 153,559
        6.00%, 5/15/11 ............................................       United States             500,000                 521,822


                                        Quarterly Statements of Investments | 63

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    FNMA, (continued)
        6.125%, 3/15/12 ...........................................       United States             900,000         $       950,600
        6.625%, 11/15/10 ..........................................       United States             350,000                 371,053
    U.S. Treasury Bond,
        6.125%, 11/15/27 ..........................................       United States             150,000                 173,227
        6.25%, 8/15/23 ............................................       United States           1,600,000               1,837,376
        6.88%, 8/15/25 ............................................       United States           4,790,000               5,908,915
        7.125%, 2/15/23 ...........................................       United States           4,980,000               6,184,149
    U.S. Treasury Note,
        3.00%, 11/15/07 ...........................................       United States           1,500,000               1,482,071
        3.125%, 5/15/07 ...........................................       United States           2,500,000               2,494,923
        3.125%, 9/15/08 ...........................................       United States           1,500,000               1,466,427
        3.25%, 1/15/09 ............................................       United States           4,900,000               4,783,821
        3.375%, 10/15/09 ..........................................       United States             340,000                 330,517
        3.50%, 12/15/09 ...........................................       United States           2,500,000               2,434,083
        4.00%, 9/30/07 ............................................       United States           2,600,000               2,587,712
        4.00%, 4/15/10 ............................................       United States             350,000                 344,750
        4.00%, 11/15/12 ...........................................       United States             150,000                 146,109
        4.125%, 8/15/10 ...........................................       United States           1,300,000               1,284,056
        4.25%, 8/15/14 ............................................       United States           2,000,000               1,955,704
        4.25%, 11/15/14 ...........................................       United States             600,000                 585,938
        4.50%, 9/30/11 ............................................       United States             500,000                 499,336
        4.625%, 11/15/16 ..........................................       United States          11,000,000              10,971,213
        4.75%, 5/15/14 ............................................       United States           1,000,000               1,009,336
        5.00%, 8/15/11 ............................................       United States           1,900,000               1,937,407
        5.625%, 5/15/08 ...........................................       United States             600,000                 605,086
      h Index Linked, 1.625%, 1/15/15 .............................       United States           3,179,910               3,053,709
      h Index Linked, 2.00%, 1/15/14 ..............................       United States           6,134,072               6,076,087
      h Index Linked, 3.00%, 7/15/12 ..............................       United States           6,078,618               6,373,528
                                                                                                                    ---------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $96,310,095) ..........................................                                                      95,553,006
                                                                                                                    ---------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 20.3%
    Bank of Thailand Bond,
        5.00%, 1/12/08 ............................................         Thailand             31,691,000   THB           912,999
        5.375%, 4/7/08 ............................................         Thailand              4,950,000   THB           143,479
        5.50%, 8/10/08 ............................................         Thailand             31,050,000   THB           905,611
  d European Investment Bank, senior note, FRN, 0.508%,
      9/21/11 .....................................................      Supranational i        660,000,000   JPY         5,601,815
d,j Government of Argentina, FRN, 5.475%, 8/03/12 .................         Argentina            23,837,000              16,971,348
    Government of Brazil, 8.00%, 1/15/18 ..........................          Brazil               3,850,000               4,350,500
    Government of Indonesia,
        11.00%, 10/15/14 ..........................................         Indonesia         1,800,000,000   IDR           212,893
        12.80%, 6/15/21 ...........................................         Indonesia        22,315,000,000   IDR         2,878,519
        13.15%, 1/15/12 ...........................................         Indonesia         2,300,000,000   IDR           290,125
        14.25%, 6/15/13 ...........................................         Indonesia        35,480,000,000   IDR         4,749,459
        14.275%, 12/15/13 .........................................         Indonesia        23,637,000,000   IDR         3,195,852


64 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  k Government of Iraq, Reg S, 5.80%, 1/15/28 .....................           Iraq               12,615,000         $     8,199,750
    Government of Malaysia,
        3.135%, 12/17/07 ..........................................         Malaysia              1,160,000   MYR           334,853
        4.305%, 2/27/09 ...........................................         Malaysia             28,625,000   MYR         8,407,247
        6.45%, 7/01/08 ............................................         Malaysia              5,340,000   MYR         1,600,952
        7.00%, 3/15/09 ............................................         Malaysia                750,000   MYR           231,475
        8.60%, 12/01/07 ...........................................         Malaysia             15,760,000   MYR         4,712,149
    Government of Mexico,
        8.00%, 12/17/15 ...........................................          Mexico                 350,000 l MXN         3,255,331
        10.00%, 12/05/24 ..........................................          Mexico                 784,000 l MXN         8,748,199
    Government of New Zealand,
        6.00%, 11/15/11 ...........................................       New Zealand             1,600,000   NZD         1,116,187
        6.50%, 4/15/13 ............................................       New Zealand             2,960,000   NZD         2,137,109
    Government of Peru, Series 7, 8.60%, 8/12/17 ..................           Peru               15,950,000   PEN         6,027,782
    Government of Poland,
        5.75%, 9/23/22 ............................................          Poland              20,100,000   PLN         7,265,342
        6.00%, 5/24/09 ............................................          Poland              24,770,000   PLN         8,792,251
        6.25%, 10/24/15 ...........................................          Poland               7,700,000   PLN         2,858,275
        8.50%, 5/12/07 ............................................          Poland               1,300,000   PLN           450,960
    Government of Singapore,
        1.50%, 4/01/08 ............................................        Singapore                870,000   SGD           567,796
        5.625%, 7/01/08 ...........................................        Singapore              7,450,000   SGD         5,100,108
    Government of Slovakia,
        4.80%, 4/14/09 ............................................     Slovak Republic          28,700,000   SKK         1,171,546
        4.90%, 2/11/14 ............................................     Slovak Republic           7,300,000   SKK           305,110
        5.30%, 5/12/19 ............................................     Slovak Republic          26,200,000   SKK         1,160,216
        7.50%, 3/13/12 ............................................     Slovak Republic          59,000,000   SKK         2,735,019
    Government of Sweden,
        5.00%, 1/28/09 ............................................          Sweden              13,685,000   SEK         2,001,851
        5.50%, 10/08/12 ...........................................          Sweden              13,990,000   SEK         2,156,084
        6.50%, 5/05/08 ............................................          Sweden              53,950,000   SEK         7,962,167
        8.00%, 8/15/07 ............................................          Sweden              72,980,000   SEK        10,620,158
    Government of Thailand,
        4.125%, 2/12/08 ...........................................         Thailand             17,000,000   THB           486,512
        8.50%, 12/08/08 ...........................................         Thailand             14,000,000   THB           429,621
    KfW Bankengruppe,
      d FRN, 0.325%, 8/08/11 ......................................         Germany           2,115,000,000   JPY        17,956,259
        senior note, 8.25%, 9/20/07 ...............................         Germany             190,000,000   ISK         2,808,052
    Korea Treasury Note,
        3.75%, 9/10/07 ............................................       South Korea         5,715,000,000   KRW         6,045,117
        4.25%, 9/10/08 ............................................       South Korea         7,075,000,000   KRW         7,458,993
        4.50%, 9/09/08 ............................................       South Korea           600,000,000   KRW           634,660
        4.75%, 3/12/08 ............................................       South Korea         8,900,000,000   KRW         9,443,473
    New South Wales Treasury Corp., 8.00%, 3/01/08 ................        Australia              2,801,000   AUD         2,297,615


                                        Quarterly Statements of Investments | 65

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    Nota Do Tesouro Nacional,
        9.762%, 1/01/12 ...........................................          Brazil                  14,500 m BRL   $     6,604,093
        9.762%, 1/01/14 ...........................................          Brazil                   2,700 m BRL         1,205,216
        10.00%, 1/01/17 ...........................................          Brazil                   1,200 m BRL           525,544
      n Index Linked, 6.00%, 11/15/09 .............................          Brazil                   1,800 m BRL         1,369,528
      n Index Linked, 6.00%, 5/15/15 ..............................          Brazil                   2,000 m BRL         1,466,277
f,o Peru Enhanced Pass-Through Finance Ltd., senior secured bond,
      A-1, 144A, 5/31/18 ..........................................           Peru                  850,000                 573,750
  o Sweden Treasury Bill, 12/19/07 ................................          Sweden               7,115,000   SEK           994,508
                                                                                                                    ---------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $184,457,349) .........................................                                                     198,429,735
                                                                                                                    ---------------
    TOTAL LONG TERM INVESTMENTS (COST $882,475,809) ...............                                                     901,062,215
                                                                                                                    ---------------
    SHORT TERM INVESTMENTS 8.3%
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 7.5%
    Bank Negara Monetary Note,
      o 2/28/08 ...................................................         Malaysia              7,680,000   MYR         2,151,253
        3.546%, 1/11/08 ...........................................         Malaysia              4,910,000   MYR         1,420,527
        3.569%, 2/14/08 ...........................................         Malaysia              1,250,000   MYR           361,786
    Bank of Thailand Bond, 5.25%, 11/10/07 ........................         Thailand              3,116,000   THB            89,719
  o Canada Treasury Bill, 5/17/07 .................................          Canada               7,210,000   CAD         6,211,045
  o Egypt Certificate of Deposit, 9/12/07 .........................          Egypt               14,000,000   EGP         2,364,137
  o Egypt Treasury Bills, 6/19/07 - 1/08/08 .......................          Egypt               53,825,000   EGP         9,050,596
    Government of Canada, 4.50%, 9/01/07 ..........................          Canada              19,730,000   CAD        17,143,140
    Government of Singapore, 2.625%, 10/01/07 .....................        Singapore              2,180,000   SGD         1,437,997
    Government of Thailand, 5.60%, 7/07/07 ........................         Thailand             15,660,000   THB           449,193
  o Norway Treasury Bill,
        9/19/07 ...................................................          Norway              30,600,000   NOK         4,933,640
        12/19/07 ..................................................          Norway              60,755,000   NOK         9,678,946
    Queensland Treasury Corp., 07G, 8.00%, 9/14/07 ................        Australia              5,200,000   AUD         4,236,082
  o Thailand Treasury Bills, 4/05/07 - 1/10/08 ....................         Thailand            495,255,000   THB        13,890,744
                                                                                                                    ---------------

    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
      (COST $71,906,851) ..........................................                                                      73,418,805
                                                                                                                    ---------------
    TOTAL INVESTMENT BEFORE MONEY MARKET FUND
      (COST $954,382,660) .........................................                                                     974,481,020
                                                                                                                    ---------------


66 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION          SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MONEY MARKET FUND (COST $7,196,756) 0.8%
  p Franklin Institutional Fiduciary Trust Money Market Portfolio,
      4.99% .......................................................       United States           7,196,756         $     7,196,756
                                                                                                                    ---------------
    TOTAL INVESTMENTS (COST $961,579,416) 100.7% ..................                                                     981,677,776
    NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS
      0.1% ........................................................                                                         510,121
    OTHER ASSETS, LESS LIABILITIES (0.8)% .........................                                                      (7,372,717)
                                                                                                                    ---------------
    NET ASSETS 100.0% .............................................                                                 $   974,815,180
                                                                                                                    ===============

See Currency and Selected Portfolio Abbreviations on page 123.

a     1 share = $100,000 par value

b     Non-income producing for the twelve months ended March 31, 2007.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d     The coupon rate shown represents the rate at period end.

e Security purchased on a when-issued, delayed delivery or to-be-announced basis.

f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2007, the aggregate value of these securities was $52,794,737, representing 5.42% of net assets.

g     Rounds to less than 0.1% of net assets.

h     Principal amount of security is adjusted for inflation.

i A supranational organization is an entity formed by two or more central governments through international treaties.

j The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

k Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2007, the value of this security was $8,199,750, representing 0.84% of net assets.

l     Principal amount is stated in 100 Peso units.

m     Principal amount is stated in 1,000 Real units.

n     Redemption price at maturity is adjusted for inflation.

o     The security is traded on a discount basis with no stated coupon rate.

p The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at peiod end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 67

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN U.S. GOVERNMENT FUND                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 92.3%
   MORTGAGE-BACKED SECURITIES 74.8%
 a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.1%
   FHLMC, 7.125%, 2/01/19 ....................................................................   $        242,515   $       245,648
   FHLMC, 7.14%, 6/01/22 .....................................................................            322,229           325,930
                                                                                                                    ---------------
                                                                                                                            571,578
                                                                                                                    ---------------
   FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 8.5%
   FHLMC Gold 15 Year, 6.50%, 6/01/08 - 7/01/08 ..............................................             96,944            97,474
   FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/34 ..............................................         10,573,209        10,242,667
   FHLMC Gold 30 Year, 5.50%, 7/01/33 - 1/01/35 ..............................................          5,146,827         5,102,609
   FHLMC Gold 30 Year, 5.50%, 11/01/34 .......................................................         11,100,085        11,002,069
   FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35 ..............................................         12,054,552        12,204,515
   FHLMC Gold 30 Year, 6.50%, 11/01/23 - 5/01/35 .............................................          4,918,384         5,048,480
   FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32 .............................................          1,827,857         1,899,657
   FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24 .............................................            122,413           128,199
   FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22 ..............................................             65,203            68,852
   FHLMC Gold 30 Year, 8.50%, 7/01/21 - 7/01/31 ..............................................          2,633,801         2,831,853
   FHLMC PC 30 Year, 8.00%, 1/01/17 ..........................................................             23,734            24,804
   FHLMC PC 30 Year, 8.50%, 9/01/20 ..........................................................              3,584             3,828
                                                                                                                    ---------------
                                                                                                                         48,655,007
                                                                                                                    ---------------
 a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.6%
   FNMA, 5.564%, 3/01/20 .....................................................................            217,074           223,522
   FNMA, 7.017%, 1/01/18 .....................................................................          1,899,160         1,911,371
   FNMA, 7.095%, 2/01/19 .....................................................................            240,625           241,292
   FNMA, 7.19%, 9/01/18 ......................................................................            616,249           622,341
   FNMA, 7.264%, 7/01/19 .....................................................................            356,212           355,608
                                                                                                                    ---------------
                                                                                                                          3,354,134
                                                                                                                    ---------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 14.5%
   FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17 ...................................................          2,180,065         2,191,055
   FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17 ....................................................          2,241,279         2,281,232
   FNMA 15 Year, 8.00%, 8/01/19 - 6/01/20 ....................................................             78,743            83,206
   FNMA 30 Year, 5.00%, 3/01/34 - 7/01/35 ....................................................         10,485,505        10,144,893
   FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35 ...................................................         19,529,438        19,360,310
   FNMA 30 Year, 6.00%, 8/01/17 - 12/01/34 ...................................................          3,578,497         3,614,664
   FNMA 30 Year, 6.00%, 2/01/36 ..............................................................         18,283,206        18,419,108
   FNMA 30 Year, 6.00%, 3/01/36 ..............................................................         15,589,503        15,705,382
   FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32 ....................................................          4,123,361         4,249,154
   FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25 ....................................................            173,277           181,770
   FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25 ....................................................            458,508           484,648
   FNMA 30 Year, 8.50%, 10/01/19 - 8/01/21 ...................................................              8,136             8,705
   FNMA 30 Year, 9.00%, 10/01/26 .............................................................            849,447           924,377
   FNMA PL 30 Year, 5.50%, 4/01/34 ...........................................................          5,836,146         5,766,763
                                                                                                                    ---------------
                                                                                                                         83,415,267
                                                                                                                    ---------------


68 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN U.S. GOVERNMENT FUND                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   MORTGAGE-BACKED SECURITIES (CONTINUED)
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 51.1%
   GNMA I SF 30 Year, 5.00%, 6/15/30 - 3/15/36 ...............................................   $     31,049,607   $    30,248,997
 b GNMA I SF 30 Year, 5.50%, 11/15/28 - 6/15/36 ..............................................         61,795,346        61,513,139
   GNMA I SF 30 Year, 6.00%, 11/15/23 - 1/15/37 ..............................................         22,075,741        22,391,622
   GNMA I SF 30 Year, 6.50%, 5/15/23 - 8/15/34 ...............................................         13,031,797        13,400,868
   GNMA I SF 30 Year, 7.00%, 3/15/22 - 1/15/32 ...............................................          3,912,930         4,090,658
   GNMA I SF 30 Year, 7.50%, 2/15/17 - 3/15/32 ...............................................          2,004,333         2,090,829
   GNMA I SF 30 Year, 8.00%, 2/15/17 - 6/15/24 ...............................................          1,049,770         1,112,395
   GNMA I SF 30 Year, 8.25%, 4/15/25 .........................................................             21,855            23,480
   GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24 ..............................................            253,159           273,425
   GNMA I SF 30 Year, 9.00%, 4/15/16 - 7/15/20 ...............................................            143,594           154,229
   GNMA I SF 30 Year, 9.50%, 7/15/16 - 6/15/21 ...............................................            341,489           372,334
   GNMA I SF 30 Year, 10.00%, 10/15/17 - 8/15/21 .............................................            249,149           277,012
   GNMA II SF 30 Year, 5.00%, 9/20/33 ........................................................         14,209,145        13,796,200
   GNMA II SF 30 Year, 5.00%, 10/20/33 - 11/20/33 ............................................          5,947,395         5,774,341
   GNMA II SF 30 Year, 5.00%, 8/20/35 ........................................................          9,601,170         9,311,452
   GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/36 ..............................................         28,589,005        28,403,821
   GNMA II SF 30 Year, 5.50%, 12/20/34 .......................................................         12,509,649        12,434,441
   GNMA II SF 30 Year, 5.50%, 2/20/35 ........................................................          7,279,616         7,232,702
   GNMA II SF 30 Year, 5.50%, 12/20/36 .......................................................         27,379,755        27,189,884
   GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/36 .............................................         17,673,255        17,897,530
   GNMA II SF 30 Year, 6.00%, 6/20/34 ........................................................          6,224,322         6,303,898
   GNMA II SF 30 Year, 6.00%, 9/20/34 ........................................................          9,300,301         9,422,210
   GNMA II SF 30 Year, 6.00%, 1/20/36 ........................................................         13,485,041        13,644,225
   GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34 .............................................          4,348,980         4,465,511
   GNMA II SF 30 Year, 7.00%, 5/20/32 ........................................................             66,939            69,784
   GNMA II SF 30 Year, 7.50%, 11/20/16 - 5/20/33 .............................................            864,233           898,391
   GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26 ..............................................             56,481            59,516
   GNMA II SF 30 Year, 9.50%, 4/20/25 ........................................................             11,187            12,267
                                                                                                                    ---------------
                                                                                                                        292,865,161
                                                                                                                    ---------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $432,658,962) ......................................                          428,861,147
                                                                                                                    ---------------
   U.S. GOVERNMENT AND AGENCY SECURITIES 17.5%
   FFCB,
     4.45%, 8/27/10 ..........................................................................         15,000,000        14,840,310
     4.50%, 7/09/07 ..........................................................................         10,000,000         9,978,760
   FHLB,
     2.625%, 5/15/07 .........................................................................         15,000,000        14,952,960
     4.875%, 5/15/07 .........................................................................          5,000,000         4,997,410
   FICO,
     15, Strip, 3/07/16 ......................................................................         15,000,000         9,655,020
     16, Strip, 10/05/10 .....................................................................          4,745,000         4,023,091
   HUD, 96-A,
     7.63%, 8/01/14 ..........................................................................          4,110,000         4,115,138
     7.66%, 8/01/15 ..........................................................................          4,140,000         4,144,860


                                        Quarterly Statements of Investments | 69

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN U.S. GOVERNMENT FUND                                                                 PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
   SBA,
     6.00%, 9/01/18 ..........................................................................   $      3,372,480   $     3,454,128
     6.70%, 12/01/16 .........................................................................          1,272,102         1,314,600
     6.85%, 7/01/17 ..........................................................................          1,260,042         1,307,400
   a FRN, 7.85%, 6/25/19 .....................................................................            499,228           497,587
   a FRN, 8.125%, 3/25/18 ....................................................................            822,926           839,958
     Series 95-L, 6.45%, 12/01/15 ............................................................          1,121,615         1,153,303
   Tennessee Valley Authority,
     5.88%, 4/01/36 ..........................................................................         10,000,000        10,813,500
     zero cpn. to 4/15/12, 8.25% thereafter, 4/15/42 .........................................          6,000,000         4,863,372
   U.S. Treasury Note,
     3.75%, 5/15/08 ..........................................................................          1,000,000           988,399
     4.75%, 5/15/14 ..........................................................................          8,000,000         8,074,688
                                                                                                                    ---------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $96,663,072) ............................                          100,014,484
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $529,322,034) ...........................................                          528,875,631
                                                                                                                    ---------------
   SHORT TERM INVESTMENT (COST $51,537,586) 9.0%
   REPURCHASE AGREEMENT 9.0%
 c Joint Repurchase Agreement, 5.257%, 4/02/07 (Maturity Value $51,560,166) ..................         51,537,586        51,537,586
     ABN AMRO Bank, NV, New York Branch (Maturity Value $4,857,994)
     Banc of America Securities LLC (Maturity Value $4,643,509)
     Barclays Capital Inc. (Maturity Value $4,643,509)
     Bear, Stearns & Co. Inc. (Maturity Value $4,270,729)
     BNP Paribas Securities Corp. (Maturity Value $4,643,509)
     Credit Suisse Securities (USA) LLC (Maturity Value $639,862)
     Deutsche Bank Securities Inc. (Maturity Value $4,643,509)
     Goldman, Sachs & Co. (Maturity Value $4,643,509)
     Greenwich Capital Markets Inc. (Maturity Value $4,643,509)
     Merrill Lynch Government Securities Inc. (Maturity Value $4,643,509)
     Morgan Stanley & Co. Inc. (Maturity Value $4,643,509)
     UBS Securities LLC (Maturity Value $4,643,509)
      Collateralized by U.S. Government Agency Securities, 2.69%- 7.125%, 4/16/07-2/17/12;
       d U.S. Government Agency Discount Notes, 7/06/07 - 4/20/09; and U.S. Treasury Notes,
           2.75% - 6.50%, 5/15/07 - 1/31/12
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $580,859,620) 101.3% ..............................................                          580,413,217
   OTHER ASSETS, LESS LIABILITIES (1.3)% .....................................................                           (7,494,466)
                                                                                                                    ---------------
NET ASSETS 100.0% ............................................................................                      $   572,918,751
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 123.

a     The coupon rate shown represents the rate at period end.

b     Security purchased on a to-be-announced basis.

c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.

d     The security is traded on a discount basis with no stated coupon rate.


70 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN ZERO COUPON FUND - 2010                                                            PRINCIPAL AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AND AGENCY SECURITIES 99.2%
   FHLMC, Strip,
     7/15/10 ...............................................................................   $     11,150,000     $     9,549,875
     1/15/11 ...............................................................................         10,629,000           8,899,268
   FICO, Strip,
     19, 6/06/10 ...........................................................................          9,800,000           8,433,263
     A, 8/08/10 ............................................................................          7,000,000           5,978,938
   FNMA, Strip,
     8/12/09 ...............................................................................          1,975,000           1,763,100
     8/01/10 ...............................................................................          8,250,000           6,946,582
     8/12/10 ...............................................................................          1,230,000           1,049,877
   International Bank for Reconstruction & Development (Supranational a),
     2, zero cpn., 2/15/11 .................................................................            500,000             413,652
     zero cpn., 2/15/11 ....................................................................          1,392,000           1,151,607
     zero cpn., 2/15/12 ....................................................................          2,800,000           2,201,503
     zero cpn., 2/15/13 ....................................................................          3,287,000           2,454,248
     zero cpn., 8/15/13 ....................................................................          4,100,000           2,984,177
   Resolution Funding, Strip, 10/15/10 .....................................................         10,000,000           8,541,540
   Tennessee Valley Authority, Strip,
     1/01/10 ...............................................................................            412,000             356,424
     4/15/10 ...............................................................................         12,000,000          10,404,852
     10/15/10 ..............................................................................          1,320,000           1,118,732
     1/15/11 ...............................................................................         10,669,000           8,940,921
     10/15/11 ..............................................................................          7,295,000           5,898,365
   U.S. Treasury, Strip, 2/15/11 ...........................................................         37,700,000          31,796,557
                                                                                                                    ---------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $113,941,299) .........................                            118,883,481
                                                                                                                    ---------------
   SHORT TERM INVESTMENT (COST $1,135,313) 0.9%
   REPURCHASE AGREEMENTS 0.9%

 b Joint Repurchase Agreement, 5.257%, 4/02/07 (Maturity Value $1,135,810) .................          1,135,313           1,135,313
     ABN AMRO Bank, NV, New York Branch (Maturity Value $107,016)
     Banc of America Securities LLC (Maturity Value $102,291)
     Barclays Capital Inc. (Maturity Value $102,291)
     Bear, Stearns & Co. Inc. (Maturity Value $94,080)
     BNP Paribas Securities Corp. (Maturity Value $102,291)
     Credit Suisse Securities (USA) LLC (Maturity Value $14,095)
     Deutsche Bank Securities Inc. (Maturity Value $102,291)
     Goldman, Sachs & Co. (Maturity Value $102,291)
     Greenwich Capital Markets Inc. (Maturity Value $102,291)
     Merrill Lynch Government Securities Inc. (Maturity Value $102,291)
     Morgan Stanley & Co. Inc. (Maturity Value $102,291)
     UBS Securities LLC (Maturity Value $102,291)
      Collateralized by U.S. Government Agency Securities, 2.69% - 7.125%,
        4/16/07 - 2/17/12;
        c U.S. Government Agency Discount Notes, 7/06/07 - 4/20/09; and U.S.
           Treasury Notes, 2.75% - 6.50%, 5/15/07 - 1/31/12                                                         ---------------
   TOTAL INVESTMENTS (COST $115,076,612) 100.1% ............................................                            120,018,794
   OTHER ASSETS, LESS LIABILITIES (0.1)% ...................................................                               (124,150)
                                                                                                                    ---------------
   NET ASSETS 100.0% .......................................................................                        $   119,894,644
                                                                                                                    ===============


                                        Quarterly Statements of Investments | 71

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
  FRANKLIN ZERO COUPON FUND - 2010
--------------------------------------------------------------------------------

See Selected Portfolio Abbreviations on page 123.

a A supranational organization is an entity formed by two or more central governments through international treaties.

b Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.

c     The security is traded on a discount basis with no stated coupon rate.


72 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                          COUNTRY           CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENT 95.7%
        COMMON STOCKS AND OTHER EQUITY INTERESTS 94.3%
        AIRLINES 0.2%
      a ACE Aviation Holdings Inc., A .....................................       Canada              106,080       $     2,798,785
    a,b ACE Aviation Holdings Inc., A, 144A ...............................       Canada                5,465               144,187
                                                                                                                    ---------------
                                                                                                                          2,942,972
                                                                                                                    ---------------
        AUTOMOBILES 0.4%
        Hero Honda Motors Ltd. ............................................        India               90,500             1,437,989
a,c,d,e International Automotive Components Group Brazil LLC ..............        Brazil             355,744             2,045,528
a,c,d,e International Automotive Components Group Japan LLC ...............        Japan               74,174               629,420
a,c,d,e International Automotive Components Group LLC .....................     Luxembourg          1,512,200             1,512,200
a,c,d,e International Automotive Components Group NA LLC ..................    United States          661,800               661,800
                                                                                                                    ---------------
                                                                                                                          6,286,937
                                                                                                                    ---------------
        BEVERAGES 4.2%
        Brown-Forman Corp., A .............................................    United States            7,400               511,192
        Brown-Forman Corp., B .............................................    United States           21,560             1,413,473
        Carlsberg AS, A ...................................................       Denmark               7,100               711,515
        Carlsberg AS, B ...................................................       Denmark             286,147            31,138,063
        Fomento Economico Mexicano SA de CV, ADR ..........................        Mexico              60,300             6,656,517
        Lotte Chilsung Beverage Co. Ltd. ..................................     South Korea             7,047             8,995,055
        Pernod Ricard SA ..................................................       France              102,458            20,773,155
                                                                                                                    ---------------
                                                                                                                         70,198,970
                                                                                                                    ---------------
        BUILDING PRODUCTS 0.7%
      a Armstrong World Industries Inc. ...................................    United States           18,414               936,352
    a,f Armstrong World Industries Inc., Contingent Distribution ..........    United States        2,084,150                33,867
        KCC Corp. .........................................................     South Korea            26,001             7,861,924
      a Owens Corning Inc. ................................................    United States           18,000               573,480
    a,c Owens Corning Inc., (restricted) ..................................    United States           68,601             2,076,347
    a,c Owens Corning Inc., options to purchase (shares), exercise price
          $37.50, expiration date 1/02/08 .................................    United States           61,197                    --
    a,c Owens Corning Inc., options to sell (shares), exercise price
          $25.00, expiration date 4/06/07 .................................    United States           61,197                    --
                                                                                                                    ---------------
                                                                                                                         11,481,970
                                                                                                                    ---------------
        CAPITAL MARKETS 0.6%
        Investors Financial Services Corp. ................................    United States           27,589             1,604,301
        Legg Mason Inc. ...................................................    United States           97,620             9,196,780
                                                                                                                    ---------------
                                                                                                                         10,801,081
                                                                                                                    ---------------
        CHEMICALS 3.0%
      a Arkema ............................................................       France                  371                21,265
      a Arkema, ADR .......................................................       France                  483                27,684
  a,f,g Dow Corning Corp., Contingent Distribution ........................    United States          300,000               139,500


                                        Quarterly Statements of Investments | 73

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                          COUNTRY           CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        CHEMICALS (CONTINUED)
        K+S AG ............................................................       Germany             102,302       $    11,243,760
        Linde AG ..........................................................       Germany             190,227            20,488,216
      a Sika AG ...........................................................     Switzerland            11,409            19,383,426
                                                                                                                    ---------------
                                                                                                                         51,303,851
                                                                                                                    ---------------
        COMMERCIAL BANKS 9.8%
        ABN Amro Holding NV ...............................................     Netherlands           363,327            15,633,306
        Banca Popolare di Verona e Novara SCRL ............................        Italy              387,684            12,037,282
      a Banca Popolare Italiana SCRL ......................................        Italy              786,910            12,295,283
        BNP Paribas SA ....................................................       France              194,861            20,347,158
        Chinatrust Financial Holding Co. Ltd. .............................       Taiwan            7,703,320             6,017,855
        Danske Bank AS ....................................................       Denmark             101,550             4,724,230
  a,c,d Elephant Capital Holdings Ltd. ....................................        Japan                  782               888,126
        First Community Bancorp ...........................................    United States           58,619             3,314,318
        Intesa Sanpaolo SpA ...............................................        Italy            1,657,231            12,581,752
        Mitsubishi UFJ Financial Group Inc. ...............................        Japan                1,186            13,385,209
  a,c,d NCB Warrant Holdings Ltd., A ......................................        Japan                3,830               391,924
        Societe Generale, A ...............................................       France               90,440            15,625,062
        Sumitomo Mitsui Financial Group Inc. ..............................        Japan                1,693            15,371,972
        Svenska Handelsbanken AB, A .......................................       Sweden              339,450            10,089,510
        Swedbank AB, A ....................................................       Sweden              312,390            10,940,877
        U.S. Bancorp ......................................................    United States           74,500             2,605,265
        Unione Di Banche Italiane SCPA ....................................        Italy              212,697             6,291,623
        Wachovia Corp. ....................................................    United States           54,880             3,021,144
                                                                                                                    ---------------
                                                                                                                        165,561,896
                                                                                                                    ---------------
        COMMERCIAL SERVICES & SUPPLIES 0.4%
      a Comdisco Holding Co. Inc. .........................................    United States               22                   276
    a,f Comdisco Holding Co. Inc., Contingent Distribution ................    United States        2,066,357                    --
        Fursys Inc. .......................................................     South Korea            53,140             1,349,820
        Techem AG .........................................................       Germany              72,500             5,364,803
                                                                                                                    ---------------
                                                                                                                          6,714,899
                                                                                                                    ---------------
        COMPUTERS & PERIPHERALS 0.2%
  a,c,d DecisionOne Corp. .................................................    United States           21,716                15,483
      a Dell Inc. .........................................................    United States          127,990             2,970,648
                                                                                                                    ---------------
                                                                                                                          2,986,131
                                                                                                                    ---------------
        CONSTRUCTION MATERIALS 0.7%
        Ciments Francais SA ...............................................       France               22,650             4,774,638
        Hanil Cement Co. Ltd. .............................................     South Korea            37,479             3,342,000
        Rinker Group Ltd. .................................................      Australia            238,217             3,479,197
                                                                                                                    ---------------
                                                                                                                         11,595,835
                                                                                                                    ---------------


74 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                          COUNTRY           CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        CONSUMER FINANCE 1.2%
        Aiful Corp. .......................................................        Japan              130,761       $     4,050,046
  a,c,d Cerberus FIM Investors Auto Finance LLC ...........................    United States          445,861               408,141
  a,c,d Cerberus FIM Investors Commercial Finance LLC .....................    United States           56,972                52,152
  a,c,d Cerberus FIM Investors Commercial Mortgage LLC ....................    United States           97,483                89,236
  a,c,d Cerberus FIM Investors Insurance LLC ..............................    United States          464,414               425,125
  a,c,d Cerberus FIM Investors Rescap LLC .................................    United States          985,020               901,687
        SLM Corp. .........................................................    United States          182,790             7,476,111
        Takefuji Corp. ....................................................        Japan              185,871             7,460,391
                                                                                                                    ---------------
                                                                                                                         20,862,889
                                                                                                                    ---------------
        DISTRIBUTORS 0.1%
        Compania de Distribucion Integral Logista SA ......................        Spain               30,900             2,457,355
                                                                                                                    ---------------
        DIVERSIFIED BANKS 0.5%
a,c,d,h The Bankshares Inc. ...............................................    United States          800,000             8,000,000
                                                                                                                    ---------------
        DIVERSIFIED CONSUMER SERVICES 0.1%
        H&R Block Inc. ....................................................    United States           54,030             1,136,791
                                                                                                                    ---------------
        DIVERSIFIED FINANCIAL SERVICES 4.3%
        Citigroup Inc. ....................................................    United States           89,050             4,571,827
        Deutsche Boerse AG ................................................       Germany              43,615             9,989,129
        Fortis ............................................................       Belgium             664,783            30,344,471
        Guinness Peat Group PLC ...........................................     New Zealand         2,051,804             3,342,044
        Jardine Matheson Holdings Ltd. ....................................      Hong Kong            429,664             9,065,910
        Jardine Strategic Holdings Ltd. ...................................      Hong Kong          1,191,700            15,253,760
    a,f Marconi Corp., Contingent Distribution ............................   United Kingdom        1,739,100                    --
      b Spinrite Income Fund, 144A ........................................       Canada               25,700                30,275
                                                                                                                    ---------------
                                                                                                                         72,597,416
                                                                                                                    ---------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
a,c,d,e AboveNet Inc. .....................................................    United States           16,706               511,872
a,d,e,f AboveNet Inc., Contingent Distribution ............................    United States        2,312,000                    --
  a,c,e AboveNet Inc., options to purchase (shares), exercise price
          $20.95, expiration date 9/09/13 .................................    United States               23                   604
a,c,d,e AboveNet Inc., wts., 9/08/08 ......................................    United States              550                17,380
a,c,d,e AboveNet Inc., wts., 9/08/10 ......................................    United States              647                18,375
        Belgacom ..........................................................       Belgium             109,220             4,849,773
        Chunghwa Telecom Co. Ltd., ADR ....................................       Taiwan              278,331             5,544,354
  a,d,f Global Crossing Holdings Ltd., Contingent  Distribution ...........    United States        2,236,777                    --
        Koninklijke (Royal) KPN NV ........................................     Netherlands           561,200             8,738,639
        Verizon Communications Inc. .......................................    United States          168,135             6,375,679
                                                                                                                    ---------------
                                                                                                                         26,056,676
                                                                                                                    ---------------
        ELECTRIC UTILITIES 0.6%
        E.ON AG ...........................................................       Germany              71,250             9,631,165
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 75

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                         COUNTRY            CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        ENERGY EQUIPMENT & SERVICES 4.7%
      a Aker Drilling ASA .................................................       Norway            1,583,061       $     8,280,779
      a Basic Energy Services Inc. ........................................    United States              713                16,613
      a Bergesen Worldwide Offshore Ltd. ..................................       Norway            3,825,934            16,048,117
        Bourbon SA ........................................................       France              109,609             7,662,853
    a,b Compagnie Generale de Geophysique SA, 144A ........................       France               66,588            13,961,216
  a,c,d MPF Corp. Ltd. ....................................................       Norway            1,460,000             6,244,140
      a Petroleum Geo-Services ASA ........................................       Norway              204,624             5,343,388
      a Seadrill Ltd. .....................................................      Bermuda              861,503            14,171,089
      a Transocean Inc. ...................................................    United States           93,230             7,616,891
                                                                                                                    ---------------
                                                                                                                         79,345,086
                                                                                                                    ---------------
        FOOD & STAPLES RETAILING 2.3%
        Carrefour SA ......................................................       France              453,211            33,136,923
        CVS/Caremark Corp. ................................................    United States          145,008             4,950,573
                                                                                                                    ---------------
                                                                                                                         38,087,496
                                                                                                                    ---------------
        FOOD PRODUCTS 7.7%
        Cadbury Schweppes PLC .............................................   United Kingdom          903,313            11,588,084
        Cermaq ASA ........................................................       Norway              418,541             7,848,547
        CSM NV ............................................................    Netherlands            441,585            15,745,381
        Farmer Brothers Co. ...............................................   United States            61,700             1,400,590
        Groupe Danone .....................................................       France              159,958            26,125,225
        Lotte Confectionary Co. Ltd. ......................................    South Korea              5,166             6,616,038
      a Marine Harvest ....................................................       Norway           17,795,051            20,899,884
        Nestle SA .........................................................    Switzerland             66,060            25,721,251
        Nong Shim Co. Ltd. ................................................    South Korea             17,207             4,480,513
      a Premier Foods PLC .................................................   United Kingdom          939,078             5,409,092
        Rieber & Son ASA ..................................................       Norway              400,605             3,541,941
                                                                                                                    ---------------
                                                                                                                        129,376,546
                                                                                                                    ---------------
        HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
        Bausch & Lomb Inc. ................................................    United States            7,060               361,190
      a Boston Scientific Corp. ...........................................    United States          182,873             2,658,973
                                                                                                                    ---------------
                                                                                                                          3,020,163
                                                                                                                    ---------------
        HEALTH CARE PROVIDERS & SERVICES 1.6%
a,c,d,e Kindred Healthcare Inc. ...........................................    United States           69,402             2,161,248
a,c,d,e Kindred Healthcare Inc., options to purchase (shares):
           exercise price $23.75, expiration date 7/17/11 .................    United States              184                 1,360
           exercise price $26.00, expiration date 1/01/12 .................    United States               56                   288
           exercise price $9.07, expiration date 1/01/13 ..................    United States               56                 1,236
           exercise price $25.99, expiration date 1/01/14 .................    United States               42                   216
           exercise price $27.90, expiration date 1/10/15 .................    United States               23                    74
           exercise price $28.89, expiration date 1/10/16 .................    United States               12                    27
        MDS Inc. ..........................................................       Canada              147,705             2,795,456


76 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                         COUNTRY            CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
        Quest Diagnostics Inc. ............................................    United States          154,000       $     7,679,980
        Rhoen-Klinikum AG .................................................       Germany             228,215            13,662,826
                                                                                                                    ---------------
                                                                                                                         26,302,711
                                                                                                                    ---------------
        HOTELS RESTAURANTS & LEISURE 0.1%
      a Trump Entertainment Resorts Inc. ..................................    United States           67,079             1,212,118
                                                                                                                    ---------------
        HOUSEHOLD DURABLES 0.1%
        Hunter Douglas NV .................................................     Netherlands            17,854             1,573,646
                                                                                                                    ---------------
        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
        Constellation Energy Group ........................................    United States          125,720            10,931,354
                                                                                                                    ---------------
        INDUSTRIAL CONGLOMERATES 4.2%
        Keppel Corp. Ltd. .................................................      Singapore            823,747            10,315,160
      e Orkla ASA .........................................................       Norway              519,270            36,600,792
        Siemens AG ........................................................       Germany             100,175            10,703,634
        Tyco International Ltd. ...........................................    United States          419,060            13,221,343
                                                                                                                    ---------------
                                                                                                                         70,840,929
                                                                                                                    ---------------
        INSURANCE 5.5%
      a Alleghany Corp. ...................................................    United States            3,911             1,461,030
      a Berkshire Hathaway Inc., A ........................................    United States               45             4,904,550
      a Berkshire Hathaway Inc., B ........................................    United States           12,450            45,318,000
      a Conseco Inc. ......................................................    United States          306,820             5,307,986
        E-L Financial Corp. Ltd. ..........................................       Canada                8,478             4,920,104
        Hartford Financial Services Group Inc. ............................    United States           40,800             3,899,664
  a,c,d Imagine Group Holdings Ltd. .......................................       Bermuda             451,787             4,956,104
        LandAmerica Financial Group Inc. ..................................    United States           10,300               761,273
        Montpelier Re Holdings Ltd. .......................................       Bermuda              17,857               309,640
        Old Republic International Corp. ..................................    United States          141,125             3,121,685
  a,c,d Olympus Re Holdings Ltd. ..........................................       Bermuda               2,140                 2,140
        Prudential Financial Inc. .........................................    United States           24,900             2,247,474
        The Travelers Cos. Inc. ...........................................    United States           37,270             1,929,468
        White Mountains Insurance Group Ltd. ..............................    United States            9,496             5,379,484
        Zurich Financial Services AG ......................................     Switzerland            28,287             8,162,956
                                                                                                                    ---------------
                                                                                                                         92,681,558
                                                                                                                    ---------------
        MACHINERY 2.4%
        Aker Yards ASA ....................................................       Norway              341,890             5,905,030
        Hanjin Heavy Industries Co. Ltd. ..................................     South Korea           224,510             7,898,056
  a,c,d Motor Coach Industries International Inc., wts, 5/29/09 ...........    United States                1                    --
        Scania AB .........................................................       Sweden               88,370             6,936,838
        Schindler Holding AG ..............................................     Switzerland           266,386            16,218,326
        Schindler Holding AG, Registered ..................................     Switzerland            42,060             2,595,335
                                                                                                                    ---------------
                                                                                                                         39,553,585
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 77

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                         COUNTRY            CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        MEDIA 4.6%
    a,f Adelphia Communications Corp., Contingent Distribution ............    United States        5,513,844       $     1,873,198
      a Adelphia Recovery Trust ...........................................    United States        5,379,562               524,507
    a,f Century Communications Arahova Contingent Value Vehicle,
          Contingent Distribution .........................................    United States          386,774               213,693
    a,f Century Communications Corp., Contingent Distribution .............    United States        1,074,000                42,960
        CJ CGV Co. Ltd. ...................................................     South Korea            92,310             1,677,650
        Clear Channel Communications Inc. .................................    United States           13,170               461,477
        Daekyo Co. Ltd. ...................................................     South Korea            37,430             3,206,353
        Eutelsat Communications ...........................................       France              227,011             5,129,498
      i JC Decaux SA ......................................................       France              331,116             9,767,951
      a Liberty Media Holding Corp.-Capital, A ............................    United States           26,257             2,903,762
        Mediaset SpA ......................................................        Italy              160,591             1,746,787
        News Corp., A .....................................................    United States          479,100            11,076,792
        Sun-Times Media Group Inc., A .....................................    United States           95,634               474,345
        Teleperformance ...................................................       France               93,649             4,090,829
      a Time Warner Cable Inc., A .........................................    United States           88,707             3,323,851
        Time Warner Inc. ..................................................    United States          825,810            16,284,973
    a,d TVMAX Holdings Inc. ...............................................    United States            8,935                 8,935
      a Viacom Inc., B ....................................................    United States           98,450             4,047,280
        Virgin Media Inc. .................................................   United Kingdom          391,938             9,896,434
        Washington Post Co., B ............................................    United States              353               269,516
                                                                                                                    ---------------
                                                                                                                         77,020,791
                                                                                                                    ---------------
        METALS & MINING 3.1%
        Anglo American PLC ................................................    South Africa           608,820            32,067,349
        Arcelor Mittal ....................................................     Netherlands           218,231            11,584,604
  c,d,e Esmark Inc. .......................................................    United States              646               536,690
      a Gammon Lake Resources Inc. ........................................       Canada              348,835             6,133,695
        IPSCO Inc. ........................................................    United States           13,100             1,721,340
                                                                                                                    ---------------
                                                                                                                         52,043,678
                                                                                                                    ---------------
        MULTI-UTILITIES & UNREGULATED POWER 2.0%
        NorthWestern Corp. ................................................    United States           18,254               646,739
    a,f NorthWestern Corp., Contingent Distribution .......................    United States          552,880                59,804
      a NorthWestern Corp., wts., 11/01/07 ................................    United States            1,034                12,506
        RWE AG ............................................................       Germany             138,824            14,683,086
        Suez SA ...........................................................       France              341,447            18,002,303
                                                                                                                    ---------------
                                                                                                                         33,404,438
                                                                                                                    ---------------
        MULTILINE RETAIL 0.5%
        Jelmoli Holding AG ................................................     Switzerland             2,285             7,642,046
                                                                                                                    ---------------
        OIL, GAS & CONSUMABLE FUELS 1.8%
  a,c,d Anchor Resources LLC ..............................................    United States            3,410                    --
        BP PLC ............................................................   United Kingdom          944,580            10,258,966
        BP PLC, ADR .......................................................   United Kingdom            9,000               582,750


78 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                         COUNTRY            CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        OIL, GAS & CONSUMABLE FUELS (CONTINUED)
        Eni SpA ...........................................................        Italy               67,710       $     2,202,712
        Royal Dutch Shell PLC, A ..........................................   United Kingdom          390,608            12,988,772
        Total SA, B .......................................................       France               49,296             3,452,906
        Total SA, B, ADR ..................................................       France               19,340             1,349,545
                                                                                                                    ---------------
                                                                                                                         30,835,651
                                                                                                                    ---------------
        PAPER & FOREST PRODUCTS 1.5%
        Domtar Corp. ......................................................       Canada              320,506             2,983,911
        Weyerhaeuser Co. ..................................................    United States          295,340            22,073,711
                                                                                                                    ---------------
                                                                                                                         25,057,622
                                                                                                                    ---------------
        PERSONAL PRODUCTS 0.4%
        Amorepacific Corp. ................................................     South Korea            11,613             6,393,383
                                                                                                                    ---------------
        PHARMACEUTICALS 1.8%
        Novartis AG .......................................................     Switzerland           115,160             6,603,852
        Pfizer Inc. .......................................................    United States          466,520            11,784,295
        Sanofi-Aventis ....................................................       France              136,303            11,849,882
                                                                                                                    ---------------
                                                                                                                         30,238,029
                                                                                                                    ---------------
        REAL ESTATE 3.0%
      d Canary Wharf Group PLC ............................................   United Kingdom          185,900             1,506,962
        Great Eagle Holdings Ltd. .........................................      Hong Kong          1,590,342             5,394,060
        Link REIT .........................................................      Hong Kong          7,058,953            16,985,469
        Potlatch Corp. ....................................................    United States          198,742             9,098,409
        Swire Pacific Ltd., A .............................................      Hong Kong            950,615            10,670,472
        Swire Pacific Ltd., B .............................................      Hong Kong          2,440,700             5,223,121
        Ventas Inc. .......................................................    United States           33,500             1,411,355
                                                                                                                    ---------------
                                                                                                                         50,289,848
                                                                                                                    ---------------
        ROAD & RAIL 0.4%
    c,d Florida East Coast Industries Inc. ................................    United States          124,400             7,408,704
                                                                                                                    ---------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
      a Agere Systems Inc. ................................................    United States          269,800             6,102,876
                                                                                                                    ---------------
        SOFTWARE 0.9%
        Microsoft Corp. ...................................................    United States          564,890            15,743,484
                                                                                                                    ---------------
        TEXTILES, APPAREL & LUXURY GOODS 0.0% j
        Christian Dior SA .................................................       France                5,203               632,299
                                                                                                                    ---------------
        THRIFTS & MORTGAGE FINANCE 1.1%
        Hudson City Bancorp Inc. ..........................................    United States          266,460             3,645,173
        Hypo Real Estate Holding AG .......................................       Germany             145,889             9,308,856
        Washington Mutual Inc. ............................................    United States          146,810             5,928,187
                                                                                                                    ---------------
                                                                                                                         18,882,216
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 79

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                         COUNTRY         CONTRACTS               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        TOBACCO 13.9%
        Altadis SA ........................................................        Spain              439,723       $    28,228,052
        Altria Group Inc. .................................................    United States          122,821            10,784,912
        British American Tobacco PLC ......................................   United Kingdom        1,610,201            50,341,919
        Imperial Tobacco Group PLC ........................................   United Kingdom          893,757            40,006,138
        ITC Ltd. ..........................................................        India            1,739,520             6,067,343
        Japan Tobacco Inc. ................................................        Japan                8,465            41,590,521
        KT&G Corp. ........................................................     South Korea           702,219            45,899,106
        Reynolds American Inc. ............................................    United States          175,800            10,971,678
                                                                                                                    ---------------
                                                                                                                        233,889,669
                                                                                                                    ---------------
        TRADING COMPANIES & DISTRIBUTORS 1.0%
      a Kloeckner & Co. AG ................................................       Germany             316,116            17,346,435
                                                                                                                    ---------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $1,161,201,387) ...........................................                                           1,586,473,195
                                                                                                                    ---------------
        PREFERRED STOCKS 0.1%
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% j
      c PTV Inc., 10.00%, pfd., A .........................................   United Kingdom            4,289                16,084
                                                                                                                    ---------------
        METALS & MINING 0.1%
  c,d,e Esmark Inc., 8.00%, cvt. pfd., A ..................................    United States            2,403             2,346,124
                                                                                                                    ---------------
        TOTAL PREFERRED STOCKS (COST $2,416,289) ..........................                                               2,362,208
                                                                                                                    ---------------

                                                                                               ------------------
                                                                                               PRINCIPAL AMOUNT k
                                                                                               ------------------
        CORPORATE BONDS & NOTES 0.6%
      b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ............       Canada              234,000 CAD           226,500
    c,d Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 .........    United States        1,330,339             1,217,792
    c,d Cerberus FIM Investors Commercial Finance LLC, 12.00%,
          11/22/13 ........................................................    United States          170,916               156,457
    c,d Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
          11/22/13 ........................................................    United States          292,448               267,707
    c,d Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ............    United States        1,393,244             1,275,376
    c,d Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ...............    United States        2,955,059             2,705,061
    c,d DecisionOne Corp., 12.00%, 4/15/10 ................................    United States           25,788                25,788
  c,d,e International Automotive Components Group NA LLC, 9.00%,
          4/01/17 .........................................................    United States          407,500               407,500
  c,d,l Motor Coach Industries International Inc., FRN, 18.37%,
          12/01/08 ........................................................    United States        2,136,711             2,200,813
        Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..................    United States        1,460,337             1,482,242
      d TVMAX Holdings Inc., PIK,
           11.50%, 6/30/07 ................................................    United States           13,275                13,275
           14.00%, 6/30/07 ................................................    United States           46,567                46,567
    c,d Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08 ..................    United States          308,000               308,000
                                                                                                                    ---------------
        TOTAL CORPORATE BONDS & NOTES (COST $10,735,635) ..................                                              10,333,078
                                                                                                                    ---------------


80 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL DISCOVERY SECURITIES FUND                                         COUNTRY     PRINCIPAL AMOUNT k           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS & NOTES IN REORGANIZATION 0.4%
    l,m Collins & Aikman Products Co.,
           Revolver, FRN, 11.50%, 8/31/09 .................................    United States           65,041       $        26,342
           Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 .....................    United States          154,200                62,451
      m Dana Corp.,
           6.50%, 3/01/09 .................................................    United States          562,000               434,145
           5.85%, 1/15/15 .................................................    United States        1,607,000             1,205,250
           7.00%, 3/01/29 .................................................    United States          388,000               294,880
           senior note, 7.00%, 3/15/28 ....................................    United States          116,000                88,450
    l,m Eurotunnel PLC,
           S8 Tier 1 EFL2 Stabilization Note, FRN, 5.971%, 3/15/26 ........   United Kingdom           14,000 GBP            11,431
         b Senior Tranche G2 Term Loan A, 144A, FRN, 5.747%,
             12/15/12 .....................................................   United Kingdom           34,050 GBP            66,995
           Tier 2, FRN, 5.959%, 12/31/18 ..................................   United Kingdom          199,114 GBP           401,560
           Tier 3, FRN, 5.895%, 12/31/25 ..................................   United Kingdom        1,346,624 GBP         2,391,219
      m Eurotunnel SA,
         l S6 Tier 1 FM2 Stabilization Note, FRN, 4.187%, 3/15/26 .........       France                2,000 EUR             1,108
         l S7 Tier 1 FM4 Stabilization Note, FRN, 4.187%, 3/15/26 .........       France                9,000 EUR             4,988
           Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
             12/15/12 .....................................................       France               75,000 EUR           100,159
         l Tier 2 (LIBOR), FRN, 4.305%, 12/31/18 ..........................       France               39,763 EUR            54,429
         l Tier 2 (PIBOR), FRN, 4.291%, 12/31/18 ..........................       France               17,565 EUR            24,044
         l Tier 3 (LIBOR), FRN, 4.300%, 12/31/25 ..........................       France            1,476,585 EUR         1,779,645
         l Tier 3 (PIBOR), FRN, 4.304%, 12/31/25 ..........................       France              331,700 EUR           399,779
      m Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ...........    United States            3,000                    15
                                                                                                                    ---------------
        TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
          (COST $5,256,396) ...............................................                                               7,346,890
                                                                                                                    ---------------
        GOVERNMENT AGENCIES (COST $5,000,000) 0.3%
        Federal Home Loan Bank, 5.22%, 11/14/07 ...........................    United States        5,000,000             5,000,025
                                                                                                                    ---------------
        TOTAL LONG TERM INVESTMENTS (COST $1,184,609,707) .................                                           1,611,515,396
                                                                                                                    ---------------

        SHORT TERM INVESTMENTS 4.2%
      n REPURCHASE AGREEMENT (COST $2,300,000) 0.2%
        Merrill Lynch & Co. Inc., 5.15%, 4/02/07 (Maturity Value $2,300,987)
           Collateralized by U.S. Government Agency Securities, 5.625%,
              11/23/35 ....................................................    United States        2,300,000             2,300,000
                                                                                                                    ---------------
        U.S. GOVERNMENT AND AGENCY SECURITIES 3.4%
    o,p Federal Home Loan Bank, 4/04/07 - 8/24/07 .........................    United States       48,180,000            47,639,396
      o U.S. Treasury Bill, 5/03/07 .......................................    United States       10,000,000             9,957,200
                                                                                                                    ---------------
        TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
           (COST $57,579,112) .............................................                                              57,596,596
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 81

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL DISCOVERY SECURITIES FUND                                         COUNTRY     PRINCIPAL AMOUNT k           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        SHORT TERM INVESTMENTS (CONTINUED)
      q INVESTMENT FROM CASH COLLATERAL RECEIVED FOR LOANED
        SECURITIES 0.6%
      n REPURCHASE AGREEMENTS 0.6%
        Banc of America LLC, 5.40%, 4/02/07 (Maturity Value $1,300,585)
           Collateralized by U.S. Government Agency Securities, 5.00%
             5/01/35 - 7/01/35 ............................................    United States        1,300,000       $     1,300,000
        Barclays Capital Inc., 5.40%, 4/02/07 (Maturity Value $2,000,900)
           Collateralized by U.S. Government Agency Securities, 3.50% -
             9.50%, 4/01/07 - 3/01/47 .....................................    United States        2,000,000             2,000,000
        Deutsche Bank Securities Inc., 5.38%, 4/02/07
          (Maturity Value $1,970,883)
             Collateralized by U.S. Government Agency Securities,
               3.63% - 6.00%, 7/15/07 - 5/21/18; oU.S. Government Agency
                 Discount Notes, 10/08/27 .................................    United States        1,970,000             1,970,000
        Goldman, Sachs & Inc., 5.35%, 4/02/07
           (Maturity Value $2,000,892)
             Collateralized by U.S. Government Agency Securities, 6.00%,
               5/15/08 ....................................................    United States        2,000,000             2,000,000
        Morgan Stanley & Co. Inc., 5.40%, 4/02/07
           (Maturity Value $2,000,900)
             Collateralized by U.S. Government Agency Securities,
               2.35% - 7.125%, 4/05/07 - 7/15/36 ..........................    United States        2,000,000             2,000,000
                                                                                                                    ---------------
        TOTAL INVESTMENT FROM CASH COLLATERAL RECEIVED FOR LOANED
           SECURITIES (COST $9,270,000) ...................................                                               9,270,000
                                                                                                                    ---------------
        TOTAL SHORT TERM INVESTMENTS (COST $69,149,112) ...................                                              69,166,596
                                                                                                                    ---------------
        TOTAL INVESTMENTS (COST $1,253,758,819) 99.9% .....................                                           1,680,681,992
        SECURITIES SOLD SHORT (0.4)% ......................................                                              (6,817,293)
        NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS
        (0.4)% ............................................................                                              (6,039,422)
        OTHER ASSETS, LESS LIABILITIES 0.9% ...............................                                              15,070,442
                                                                                                                    ---------------
        NET ASSETS 100.0% .................................................                                         $ 1,682,895,719
                                                                                                                    ===============

                                                                                                   ----------
                                                                                                     SHARES
                                                                                                   ----------
        SECURITIES SOLD SHORT 0.4%
        CAPITAL MARKETS 0.1%
        State Street Corp. ................................................    United States           26,731       $     1,730,832
                                                                                                                    ---------------
        ELECTRIC UTILITIES 0.2%
        Iberdrola SA, Br. .................................................       Spain                66,643             3,149,653
                                                                                                                    ---------------
        FOOD PRODUCTS 0.1%
        Kraft Foods Inc., A ...............................................    United States           42,987             1,360,968
                                                                                                                    ---------------
        TEXTILES, APPAREL & LUXURY GOODS 0.0%j
        LVMH Moet Hennessy Louis Vuitton ..................................       France                5,192               575,840
                                                                                                                    ---------------
        TOTAL SECURITIES SOLD SHORT (PROCEEDS $6,687,800) .................                                         $     6,817,293
                                                                                                                    ===============


82 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
        MUTUAL DISCOVERY SECURITIES FUND
--------------------------------------------------------------------------------

See Currency and Selected Portfolio Abbreviations on page 123.

a     Non-income producing for the twelve months ended March 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2007, the aggregate value of these securities was $14,429,173, representing 0.86% of net assets.

c     See Note 6 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2007, the aggregate value of these securities was $50,367,033, representing 3.0% of net assets.

e     See Note 8 regarding other considerations - security board member.

f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

g See Note 8 regarding other considerations - credit committee participation.

h     See Note 7 regarding holdings of 5% voting securities.

i     A portion or all of the security is on loan as of March 31, 2007.

j     Rounds to less than 0.1% of net assets.

k     The principal amount is stated in U.S. dollars unless otherwise indicated.

l     The coupon rate shown represents the rate at period end.

m     Defaulted security.

n At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.

o A portion of the security is traded on a discount basis with no stated coupon rate.

p     Security segregated with broker for securities sold short.

q     Collateral for loaned securities.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 83

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
         MUTUAL SHARES SECURITIES FUND                                              COUNTRY           CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         LONG TERM INVESTMENTS 92.0%
         COMMON STOCKS AND OTHER EQUITY INTERESTS 89.8%
         AEROSPACE & DEFENSE 0.1%
       a GenCorp Inc. .......................................................     United States            503,830   $    6,973,007
                                                                                                                     --------------
         AIRLINES 0.3%
       a ACE Aviation Holdings Inc., A ......................................         Canada               573,396       15,128,317
     a,b ACE Aviation Holdings Inc., A, 144A ................................         Canada                29,545          779,507
                                                                                                                     --------------
                                                                                                                         15,907,824
                                                                                                                     --------------
         AUTOMOBILES 1.0%
         General Motors Corp. ...............................................     United States          1,225,850       37,560,044
 a,c,d,e International Automotive Components Group Brazil LLC ...............         Brazil             1,451,684        8,347,183
 a,c,d,e International Automotive Components Group Japan LLC ................         Japan                269,643        2,288,116
 a,c,d,e International Automotive Components Group LLC ......................       Luxembourg           6,170,474        6,170,474
 a,c,d,e International Automotive Components Group NA LLC ...................     United States          2,365,400        2,365,400
                                                                                                                     --------------
                                                                                                                         56,731,217
                                                                                                                     --------------
         BEVERAGES 1.7%
         Brown-Forman Corp., A ..............................................     United States              7,600          525,008
         Brown-Forman Corp., B ..............................................     United States             85,930        5,633,571
         Coca-Cola Enterprises Inc. .........................................     United States          1,946,180       39,410,145
         Pernod Ricard SA ...................................................         France               254,667       51,633,227
                                                                                                                     --------------
                                                                                                                         97,201,951
                                                                                                                     --------------
         BUILDING PRODUCTS 0.2%
       a Armstrong World Industries Inc. ....................................     United States             87,375        4,443,019
     a,f Armstrong World Industries Inc., Contingent Distribution ...........     United States          9,894,225          160,781
       a Owens Corning Inc. .................................................     United States             62,600        1,994,436
     a,c Owens Corning Inc., (restricted) ...................................     United States            250,462        7,580,733
     a,c Owens Corning Inc., options to purchase (shares), exercise price
           $37.50, expiration date 1/02/08 ..................................     United States            223,431               --
     a,c Owens Corning Inc., options to sell (shares), exercise price $25.00,
           expiration date 4/06/07 ..........................................     United States            223,431               --
                                                                                                                     --------------
                                                                                                                         14,178,969
                                                                                                                     --------------
         CAPITAL MARKETS 1.1%
         Investors Financial Services Corp. .................................     United States             96,402        5,605,776
         Legg Mason Inc. ....................................................     United States            374,870       35,316,503
         The Bear Stearns Cos. Inc. .........................................     United States            150,120       22,570,542
                                                                                                                     --------------
                                                                                                                         63,492,821
                                                                                                                     --------------
         CHEMICALS 1.0%
       a Arkema .............................................................         France                67,905        3,892,145
   a,f,g Dow Corning Corp., Contingent Distribution .........................     United States            650,000          302,250
         Koninklijke DSM NV .................................................      Netherlands             576,912       25,840,460
         Linde AG ...........................................................        Germany               293,156       31,574,085
                                                                                                                     --------------
                                                                                                                         61,608,940
                                                                                                                     --------------


84 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
         MUTUAL SHARES SECURITIES FUND                                              COUNTRY          CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         LONG TERM INVESTMENTS (CONTINUED)
         COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
         COMMERCIAL BANKS 9.5%
         ABN Amro Holding NV ................................................      Netherlands             562,538   $   24,204,996
         Banca Popolare di Verona e Novara SCRL .............................         Italy                458,985       14,251,122
       a Banca Popolare Italiana SCRL .......................................         Italy                922,607       14,415,517
         BNP Paribas SA .....................................................        France                302,165       31,551,716
       a Centennial Bank Holdings Inc. ......................................     United States          1,076,300        9,309,995
         Chinatrust Financial Holding Co. Ltd. ..............................        Taiwan             16,573,320       12,947,124
         Danske Bank AS .....................................................        Denmark               819,908       38,143,118
   a,c,d Elephant Capital Holdings Ltd. .....................................         Japan                  4,824        5,479,185
         Intesa Sanpaolo SpA ................................................         Italy              8,469,391       64,299,895
         Mitsubishi UFJ Financial Group Inc. ................................         Japan                  3,841       43,349,569
   a,c,d NCB Warrant Holdings Ltd., A .......................................         Japan                 23,570        2,411,918
         Societe Generale, A ................................................        France                235,887       40,753,527
         Sumitomo Mitsui Financial Group Inc. ...............................         Japan                  3,877       35,202,087
         Svenska Handelsbanken AB, A ........................................        Sweden              1,805,360       53,660,913
         Swedbank AB, A .....................................................        Sweden              1,641,550       57,492,225
         U.S. Bancorp .......................................................     United States          1,376,010       48,119,070
         UnionBanCal Corp. ..................................................     United States            247,900       15,721,818
         Wachovia Corp. .....................................................     United States            865,534       47,647,647
                                                                                                                     --------------
                                                                                                                        558,961,442
                                                                                                                     --------------
         COMMERCIAL SERVICES & SUPPLIES 0.1%
       a Comdisco Holding Co. Inc. ..........................................     United States                 93            1,165
     a,f Comdisco Holding Co. Inc., Contingent Distribution .................     United States          8,175,255               --
         Republic Services Inc. .............................................     United States            280,107        7,792,577
                                                                                                                     --------------
                                                                                                                          7,793,742
                                                                                                                     --------------
         COMMUNICATIONS EQUIPMENT 0.7%
         Motorola Inc. ......................................................     United States          2,434,210       43,012,491
                                                                                                                     --------------
         COMPUTERS & PERIPHERALS 1.6%
   a,c,d DecisionOne Corp. ..................................................     United States            108,227           77,166
       a Dell Inc. ..........................................................     United States          2,498,910       57,999,701
         International Business Machines Corp. ..............................     United States            388,920       36,659,599
                                                                                                                     --------------
                                                                                                                         94,736,466
                                                                                                                     --------------
         CONSTRUCTION MATERIALS 0.6%
         Rinker Group Ltd. ..................................................       Australia            2,502,455       36,548,749
                                                                                                                     --------------
         CONSUMER FINANCE 1.1%
   a,c,d Cerberus FIM Investors Auto Finance LLC ............................     United States          1,718,514        1,573,128
   a,c,d Cerberus FIM Investors Commercial Finance LLC ......................     United States            219,591          201,014
   a,c,d Cerberus FIM Investors Commercial Mortgage LLC .....................     United States            375,735          343,948
   a,c,d Cerberus FIM Investors Insurance LLC ...............................     United States          1,790,026        1,638,590
   a,c,d Cerberus FIM Investors Rescap LLC ..................................     United States          3,796,633        3,475,438
         SLM Corp. ..........................................................     United States            731,770       29,929,392
         Takefuji Corp. .....................................................         Japan                676,835       27,166,443
                                                                                                                     --------------
                                                                                                                         64,327,953
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 85

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
         MUTUAL SHARES SECURITIES FUND                                              COUNTRY          CONTRACTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         LONG TERM INVESTMENTS (CONTINUED)
         COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
         CONTAINERS & PACKAGING 0.7%
         Temple-Inland Inc. .................................................     United States            703,900   $   42,050,986
                                                                                                                     --------------
         DIVERSIFIED CONSUMER SERVICES 0.1%
         H&R Block Inc. .....................................................     United States            409,260        8,610,830
                                                                                                                     --------------
         DIVERSIFIED FINANCIAL SERVICES 2.5%
         Citigroup Inc. .....................................................     United States          1,260,660       64,722,284
         Fortis .............................................................        Belgium             1,863,292       85,051,228
     a,f Marconi Corp., Contingent Distribution .............................    United Kingdom          9,945,700               --
                                                                                                                     --------------
                                                                                                                        149,773,512
                                                                                                                     --------------
         DIVERSIFIED TELECOMMUNICATION SERVICES 2.8%
 a,c,d,e AboveNet Inc. ......................................................     United States             56,216        1,722,458
 a,d,e,f AboveNet Inc., Contingent Distribution .............................     United States          8,697,000               --
   a,c,e AboveNet Inc., options to purchase (shares), exercise price $20.95,
           expiration date 9/09/13 ..........................................     United States                 78            2,048
 a,c,d,e AboveNet Inc., wts., 9/08/08 .......................................     United States              2,231           70,500
 a,c,d,e AboveNet Inc., wts., 9/08/10 .......................................     United States              2,625           74,550
         Chunghwa Telecom Co. Ltd., ADR .....................................        Taiwan              3,005,188       33,072,482
         Embarq Corp. .......................................................     United States            361,507       20,370,919
   a,d,f Global Crossing Holdings Ltd., Contingent Distribution .............     United States          9,005,048               --
         Koninklijke (Royal) KPN NV .........................................      Netherlands             753,832       11,738,179
         Verizon Communications Inc. ........................................     United States          2,560,286       97,086,045
                                                                                                                     --------------
                                                                                                                        164,137,181
                                                                                                                     --------------
         ELECTRIC UTILITIES 0.8%
         E.ON AG ............................................................        Germany               354,018       47,854,115
                                                                                                                     --------------
         ENERGY EQUIPMENT & SERVICES 0.8%
       a Basic Energy Services Inc. .........................................     United States              1,427           33,249
       a Seadrill Ltd. ......................................................        Bermuda             1,444,760       23,765,236
       a Transocean Inc. ....................................................     United States            293,400       23,970,780
                                                                                                                     --------------
                                                                                                                         47,769,265
                                                                                                                     --------------
         FOOD & STAPLES RETAILING 2.6%
         Carrefour SA .......................................................        France                703,317       51,423,644
         CVS/Caremark Corp. .................................................     United States          1,702,936       58,138,235
         Kroger Co. .........................................................     United States          1,524,328       43,062,266
                                                                                                                     --------------
                                                                                                                        152,624,145
                                                                                                                     --------------
         FOOD PRODUCTS 2.9%
         Cadbury Schweppes PLC ..............................................    United Kingdom          5,050,184       64,785,911
         General Mills Inc. .................................................     United States            287,200       16,720,784
         Groupe Danone ......................................................       France                 154,938       25,305,331
         Nestle SA ..........................................................     Switzerland              163,787       63,772,428
                                                                                                                     --------------
                                                                                                                        170,584,454
                                                                                                                     --------------


86 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
         MUTUAL SHARES SECURITIES FUND                                              COUNTRY           CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         LONG TERM INVESTMENTS (CONTINUED)
         COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
         HEALTH CARE EQUIPMENT & SUPPLIES 0.6%
         Bausch & Lomb Inc. .................................................     United States             97,180   $    4,971,729
       a Boston Scientific Corp. ............................................     United States            569,154        8,275,499
         Hillenbrand Industries Inc. ........................................     United States            349,274       20,736,397
                                                                                                                     --------------
                                                                                                                         33,983,625
                                                                                                                     --------------
         HEALTH CARE PROVIDERS & SERVICES 0.8%
 a,c,d,e Kindred Healthcare Inc. ............................................     United States            169,244        5,270,427
 a,c,d,e Kindred Healthcare Inc., options to purchase (shares):
            exercise price $23.75, expiration date 7/17/11 ..................     United States                450            3,326
            exercise price $26.00, expiration date 1/01/12 ..................     United States                134              689
            exercise price $9.07, expiration date 1/01/13 ...................     United States                133            2,935
            exercise price $25.99, expiration date 1/01/14 ..................     United States                 99              510
            exercise price $27.90, expiration date 1/10/15 ..................     United States                 56              181
            exercise price $28.89, expiration date 1/10/16 ..................     United States                 28               63
         MDS Inc. ...........................................................        Canada                531,441       10,058,022
         Quest Diagnostics Inc. .............................................     United States            650,920       32,461,380
                                                                                                                     --------------
                                                                                                                         47,797,533
                                                                                                                     --------------
         HOTELS, RESTAURANTS & LEISURE 0.4%
       a Trump Entertainment Resorts Inc. ...................................     United States            377,320        6,818,172
       a Wyndham Worldwide Corp. ............................................     United States            440,756       15,051,818
                                                                                                                     --------------
                                                                                                                         21,869,990
                                                                                                                     --------------
         HOUSEHOLD DURABLES 0.8%
         Beazer Homes USA Inc. ..............................................     United States            520,320       15,104,890
         Koninklijke Philips Electronics NV .................................      Netherlands             843,262       32,196,176
                                                                                                                     --------------
                                                                                                                         47,301,066
                                                                                                                     --------------
         INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.7%
         Constellation Energy Group .........................................     United States            789,130       68,614,854
         TXU Corp. ..........................................................     United States            458,040       29,360,364
                                                                                                                     --------------
                                                                                                                         97,975,218
                                                                                                                     --------------
         INDUSTRIAL CONGLOMERATES 5.1%
         Keppel Corp. Ltd. ..................................................       Singapore            1,990,793       24,929,195
       e Orkla ASA ..........................................................        Norway              1,490,260      105,041,108
         Siemens AG .........................................................        Germany               575,665       61,509,431
         Tyco International Ltd. ............................................     United States          3,346,150      105,571,032
                                                                                                                     --------------
                                                                                                                        297,050,766
                                                                                                                     --------------
         INSURANCE 9.0%
       a Alleghany Corp. ....................................................     United States             23,342        8,720,452
         American International Group Inc. ..................................     United States            534,760       35,946,567
       a Berkshire Hathaway Inc., A .........................................     United States                151       16,457,490
       a Berkshire Hathaway Inc., B .........................................     United States             42,667      155,307,880
       a Conseco Inc. .......................................................     United States          1,112,770       19,250,921


                                        Quarterly Statements of Investments | 87

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
         MUTUAL SHARES SECURITIES FUND                                              COUNTRY           CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         LONG TERM INVESTMENTS (CONTINUED)
         COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
         INSURANCE (CONTINUED)
         Hartford Financial Services Group Inc. .............................     United States            579,200   $   55,359,936
         Montpelier Re Holdings Ltd. ........................................        Bermuda                 8,647          149,939
         Nationwide Financial Services Inc., A ..............................     United States            664,300       35,779,198
         Old Republic International Corp. ...................................     United States          2,374,625       52,526,705
   a,c,d Olympus Re Holdings Ltd. ...........................................        Bermuda                16,280           16,280
         Prudential Financial Inc. ..........................................     United States            191,900       17,320,894
         The Travelers Cos. Inc. ............................................     United States            750,450       38,850,797
         White Mountains Insurance Group Ltd. ...............................     United States            128,649       72,879,658
         Zurich Financial Services AG .......................................      Switzerland              78,855       22,755,680
                                                                                                                     --------------
                                                                                                                        531,322,397
                                                                                                                     --------------
         LEISURE EQUIPMENT & PRODUCTS 0.7%
         Mattel Inc. ........................................................     United States          1,414,030       38,984,807
                                                                                                                     --------------
         MACHINERY 0.6%
         Federal Signal Corp. ...............................................     United States            949,100       14,730,032
   a,c,d Motor Coach Industries International Inc., wts., 5/27/09 ...........     United States                  2               --
         Scania AB ..........................................................        Sweden                260,908       20,480,667
                                                                                                                     --------------
                                                                                                                         35,210,699
                                                                                                                     --------------
         MARINE 0.8%
         A P Moller - Maersk AS .............................................        Denmark                 4,565       47,629,659
                                                                                                                     --------------
         MEDIA 7.6%
     a,f Adelphia Communications Corp., Contingent Distribution .............     United States         29,865,000       10,172,819
       a Adelphia Recovery Trust ............................................     United States         29,283,354        2,855,127
       a Cablevision Systems Corp., A .......................................     United States          1,068,100       32,502,283
     a,f Century Communications Arahova Contingent Value Vehicle,
           Contingent Distribution ..........................................     United States          1,955,453        1,080,388
     a,f Century Communications Corp., Contingent Distribution ..............     United States          5,487,000          219,480
         Clear Channel Communications Inc. ..................................     United States            838,500       29,381,040
       a Comcast Corp., A ...................................................     United States          2,152,200       54,816,534
       a EchoStar Communications Corp., A ...................................     United States            101,930        4,426,820
       a Liberty Media Holding Corp.-Capital, A .............................     United States            327,624       36,231,938
         News Corp., A ......................................................     United States          3,827,300       88,487,176
         Sun-Times Media Group Inc., A ......................................     United States            610,420        3,027,683
       a Time Warner Cable Inc., A ..........................................     United States            480,073       17,988,335
         Time Warner Inc. ...................................................     United States          2,895,270       57,094,724
     a,d TVMAX Holdings Inc. ................................................     United States             35,609           35,609
       a Viacom Inc., B .....................................................     United States          1,111,720       45,702,809
         Virgin Media Inc. ..................................................    United Kingdom          2,380,334       60,103,434
         Washington Post Co., B .............................................     United States              3,714        2,835,639
                                                                                                                     --------------
                                                                                                                        446,961,838
                                                                                                                     --------------
         METALS & MINING 1.6%
         Anglo American PLC .................................................     South Africa             699,900       36,864,652
         Arcelor Mittal .....................................................      Netherlands             831,576       44,143,492


88 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
         MUTUAL SHARES SECURITIES FUND                                              COUNTRY           CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         LONG TERM INVESTMENTS (CONTINUED)
         COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
         METALS & MINING (CONTINUED)
 c,d,e,h Esmark Inc. ........................................................     United States              3,549   $    2,948,474
         IPSCO Inc. .........................................................     United States             94,560       12,425,184
                                                                                                                     --------------
                                                                                                                         96,381,802
                                                                                                                     --------------
         MULTI-UTILITIES & UNREGULATED POWER 0.7%
         NorthWestern Corp. .................................................     United States            111,131        3,937,372
     a,f NorthWestern Corp., Contingent Distribution ........................     United States          3,365,650          364,055
       a NorthWestern Corp., wts., 11/01/07 .................................     United States              6,339           76,670
         RWE AG .............................................................        Germany               331,357       35,046,846
         Suez SA ............................................................         France                80,489        4,243,667
                                                                                                                     --------------
                                                                                                                         43,668,610
                                                                                                                     --------------
         OIL, GAS & CONSUMABLE FUELS 2.3%
   a,c,d Anchor Resources LLC ...............................................     United States              6,820               --
         BP PLC .............................................................    United Kingdom          3,172,010       34,450,807
         BP PLC, ADR ........................................................    United Kingdom              5,100          330,225
         Massey Energy Co. ..................................................     United States            341,612        8,195,272
         Pogo Producing Co. .................................................     United States            270,045       12,989,165
         Royal Dutch Shell PLC, A ...........................................    United Kingdom          1,820,194       60,526,371
         Total SA, B ........................................................        France                307,880       21,565,254
                                                                                                                     --------------
                                                                                                                        138,057,094
                                                                                                                     --------------
         PAPER & FOREST PRODUCTS 3.4%
         Domtar Corp. .......................................................        Canada              1,751,811       16,309,360
         International Paper Co. ............................................     United States          2,474,394       90,067,942
         Weyerhaeuser Co. ...................................................     United States          1,289,982       96,413,255
                                                                                                                     --------------
                                                                                                                        202,790,557
                                                                                                                     --------------
         PHARMACEUTICALS 2.7%
         Bristol-Myers Squibb Co. ...........................................     United States            819,390       22,746,266
         Pfizer Inc. ........................................................     United States          2,839,030       71,713,898
         Sanofi-Aventis .....................................................         France               484,382       42,111,101
         Valeant Pharmaceuticals International ..............................     United States          1,144,800       19,793,592
                                                                                                                     --------------
                                                                                                                        156,364,857
                                                                                                                     --------------
         REAL ESTATE 1.5%
       a Alexander's Inc. ...................................................     United States              7,800        3,211,260
       d Canary Wharf Group PLC .............................................    United Kingdom          1,535,898       12,450,459
         Link REIT ..........................................................      Hong Kong             6,415,638       15,437,505
         Potlatch Corp. .....................................................     United States             79,914        3,658,463
       a Realogy Corp. ......................................................     United States          1,444,245       42,764,094
         The St. Joe Co. ....................................................     United States            160,000        8,369,600
         Ventas Inc. ........................................................     United States             59,000        2,485,670
                                                                                                                     --------------
                                                                                                                         88,377,051
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 89

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SHARES/WARRANTS/
         MUTUAL SHARES SECURITIES FUND                                              COUNTRY           CONTRACTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         LONG TERM INVESTMENTS (CONTINUED)
         COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
         ROAD & RAIL 1.1%
         Avis Budget Group Inc. .............................................     United States            220,378   $    6,020,727
     c,d Florida East Coast Industries Inc. .................................     United States          1,001,113       59,621,785
                                                                                                                     --------------
                                                                                                                         65,642,512
                                                                                                                     --------------
         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
       a Agere Systems Inc. .................................................     United States            797,560       18,040,807
       a LSI Logic Corp. ....................................................     United States          1,420,800       14,833,152
                                                                                                                     --------------
                                                                                                                         32,873,959
                                                                                                                     --------------
         SOFTWARE 1.8%
       a Hyperion Solutions Corp. ...........................................     United States            547,900       28,397,657
         Microsoft Corp. ....................................................     United States          2,717,680       75,741,742
                                                                                                                     --------------
                                                                                                                        104,139,399
                                                                                                                     --------------
         SPECIALTY RETAIL 1.3%
         The Home Depot Inc. ................................................     United States          2,126,830       78,139,734
                                                                                                                     --------------
         TEXTILES, APPAREL & LUXURY GOODS 0.1%
         Christian Dior SA ..................................................         France                30,500        3,706,541
                                                                                                                     --------------
         THRIFTS & MORTGAGE FINANCE 2.2%
         Countrywide Financial Corp. ........................................     United States            307,020       10,328,153
         Hudson City Bancorp Inc. ...........................................     United States          3,162,673       43,265,367
         Sovereign Bancorp Inc. .............................................     United States          1,090,840       27,750,969
         Washington Mutual Inc. .............................................     United States          1,145,724       46,264,335
                                                                                                                     --------------
                                                                                                                        127,608,824
                                                                                                                     --------------
         TOBACCO 10.2%
         Altadis SA .........................................................         Spain              1,573,026      100,980,527
         Altria Group Inc. ..................................................     United States          1,030,167       90,458,964
         British American Tobacco PLC .......................................    United Kingdom          4,405,367      137,731,021
         British American Tobacco PLC, ADR ..................................    United Kingdom              4,300          271,072
         Imperial Tobacco Group PLC .........................................    United Kingdom          2,140,709       95,821,907
         Japan Tobacco Inc. .................................................         Japan                  7,763       38,141,432
         KT&G Corp. .........................................................      South Korea           1,111,310       72,638,500
         Reynolds American Inc. .............................................    United States           1,047,690       65,386,333
                                                                                                                     --------------
                                                                                                                        601,429,756
                                                                                                                     --------------
         TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
           (COST $4,099,094,882) ............................................                                         5,290,148,354
                                                                                                                     --------------
         PREFERRED STOCKS 0.2%
         DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%i
       c PTV Inc., 10.00%, pfd., A ..........................................    United Kingdom             17,300           64,875
                                                                                                                     --------------
         METALS & MINING 0.2%
 c,d,e,h Esmark Inc., 8.00%, cvt. pfd., A ...................................     United States             13,200       12,885,728
                                                                                                                     --------------
         TOTAL PREFERRED STOCKS (COST $13,252,326) ..........................                                            12,950,603
                                                                                                                     --------------


90 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
         MUTUAL SHARES SECURITIES FUND                                             COUNTRY       PRINCIPAL AMOUNT j      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         LONG TERM INVESTMENTS (CONTINUED)
         CORPORATE BONDS & NOTES 0.8%
       b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ..............     Canada           1,266,000 CAD   $     1,225,427
     c,d Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ...........  United States       5,127,624             4,693,827
     c,d Cerberus FIM Investors Commercial Finance LLC, 12.00%,
           11/22/13 ..........................................................  United States         658,773               603,041
     c,d Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
           11/22/13 ..........................................................  United States       1,127,206             1,031,844
     c,d Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ..............  United States       5,370,080             4,915,771
     c,d Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 .................  United States      11,389,899            10,426,314
     c,d DecisionOne Corp., 12.00%, 4/15/10 ..................................  United States         128,518               128,518
 a,c,d,e International Automotive Components Group NA LLC, 9.00%,
           4/01/17 ...........................................................  United States       1,456,500             1,456,500
   c,d,k Motor Coach Industries International Inc., FRN, 18.37%,
           12/01/08 ..........................................................  United States      12,396,580            12,768,478
         Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ....................  United States       7,730,630             7,846,589
       d TVMAX Holdings Inc., PIK,
            11.50%, 6/30/07 ..................................................  United States          28,005                28,005
            14.00%, 6/30/07 ..................................................  United States         160,956               160,956
     c,d Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08 ....................  United States       1,690,000             1,690,000
                                                                                                                    ---------------
         TOTAL CORPORATE BONDS & NOTES (COST $48,293,373) ....................                                           46,975,270
                                                                                                                    ---------------
         CORPORATE BONDS & NOTES IN REORGANIZATION 0.7%
     k,l Collins & Aikman Products Co.,
            Revolver, FRN, 11.50%, 8/31/09 ...................................  United States         276,572               112,012
            Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 .......................  United States         655,200               265,356
       l Dana Corp.,
            6.50%, 3/01/09 ...................................................  United States       1,983,000             1,531,868
            5.85%, 1/15/15 ...................................................  United States       6,584,000             4,938,000
            7.00%, 3/01/29 ...................................................  United States       1,560,000             1,185,600
            senior note, 7.00%, 3/15/28 ......................................  United States         411,000               313,388
       l Eurotunnel PLC,
            Participating Loan Note, 1.00%, 4/30/40 ..........................  United Kingdom         58,000 GBP            36,518
          k S8 Tier 1 EFL2 Stabilization Note, FRN, 5.971%, 3/15/26 ..........  United Kingdom         89,000 GBP            72,671
        b,k Senior Tranche G2 Term Loan A, 144A, FRN, 5.747%,
              12/15/12 .......................................................  United Kingdom        205,700 GBP           404,725
          k Tier 2, FRN, 5.959%, 12/31/18 ....................................  United Kingdom        584,056 GBP         1,177,889
          k Tier 3, FRN, 5.895%, 12/31/25 ....................................  United Kingdom      8,725,540 GBP        15,494,062
       l Eurotunnel SA,
          k S6 Tier 1 FM2 Stabilization Note, FRN, 4.187%, 3/15/26 ...........      France             12,000 EUR             6,651
          k S7 Tier 1 FM4 Stabilization Note, FRN, 4.187%, 3/15/26 ...........      France             56,000 EUR            31,036
            Senior Tranche H1 Term Loan (KfW Advance), 8.78%, 12/15/12 .......      France            333,300 EUR           445,105
          k Tier 2 (LIBOR), FRN, 4.305%, 12/31/18 ............................      France             60,952 EUR            83,433
          k Tier 2 (PIBOR), FRN, 4.291%, 12/31/18 ............................      France             45,056 EUR            61,674
          k Tier 3 (LIBOR), FRN, 4.300%, 12/31/25 ............................      France          9,159,534 EUR        11,039,469
          k Tier 3 (PIBOR), FRN, 4.304%, 12/31/25 ............................      France          2,036,795 EUR         2,454,834
       l Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .............  United States           5,000                    25
                                                                                                                    ---------------
         TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
           (COST $27,485,873) ................................................                                           39,654,316
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 91

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
         MUTUAL SHARES SECURITIES FUND                                             COUNTRY       PRINCIPAL AMOUNT j      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
         COMPANIES IN LIQUIDATION 0.0% i
       d Peregrine Investments Holdings Ltd., 6.70%, 1/15/98 .................    Hong Kong         5,000,000 JPY   $           318
       d PIV Investment Finance (Cayman) Ltd. ................................    Hong Kong        12,200,000               244,000
                                                                                                                    ---------------
         TOTAL COMPANIES IN LIQUIDATION (COST $ -) ...........................                                              244,318
                                                                                                                    ---------------
         GOVERNMENT AGENCIES 0.5%
         Federal Home Loan Bank, 5.22% - 5.25%, 11/14/07 - 3/05/08 ...........  United States    $ 30,000,000            30,009,000
                                                                                                                    ---------------
         TOTAL LONG TERM INVESTMENTS (COST $4,218,126,454) ...................                                        5,419,981,861
                                                                                                                    ---------------
         SHORT TERM INVESTMENTS 6.9%
       m REPURCHASE AGREEMENT (COST $202,800,000) 3.5%
         Merrill Lynch & Co. Inc., 5.15%, 4/02/07 (Maturity Value
            $202,887,035) Collateralized by U.S. Government Agency Securities,
              4.00% - 6.09%, 3/29/08 - 10/19/26 ..............................  United States     202,800,000           202,800,000
                                                                                                                    ---------------
         U.S. GOVERNMENT AND AGENCY SECURITIES 3.4%
     n,o Federal Home Loan Bank, 4/04/07 - 8/24/07 ...........................  United States     154,500,000           152,751,175
       n U.S. Treasury Bill, 5/03/07 .........................................  United States      50,000,000            49,786,000
                                                                                                                    ---------------
         TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
            (COST $202,477,046) ..............................................                                          202,537,175
                                                                                                                    ---------------
         TOTAL SHORT TERM INVESTMENTS (COST $405,277,046) ....................                                          405,337,175
                                                                                                                    ---------------
         TOTAL INVESTMENTS (COST $4,623,403,500) 98.9% .......................                                        5,825,319,036
         SECURITIES SOLD SHORT (0.5)% ........................................                                          (29,316,339)
         NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.3)% ............                                          (16,263,236)
         OTHER ASSETS, LESS LIABILITIES 1.9% .................................                                          111,555,746
                                                                                                                    ---------------
         NET ASSETS 100.0% ...................................................                                      $ 5,891,295,207
                                                                                                                    ===============

                                                                                                 ------------
                                                                                                    SHARES
                                                                                                 ------------
         SECURITIES SOLD SHORT 0.5%
         CAPITAL MARKETS 0.0% i
         State Street Corp. ..................................................  United States           9,369       $       606,643
                                                                                                                    ---------------
         ELECTRIC UTILITIES 0.3%
         Iberdrola SA, Br. ...................................................      Spain             357,575            16,899,557
                                                                                                                    ---------------
         FOOD PRODUCTS 0.1%
         Kraft Foods Inc., A .................................................  United States         266,416             8,434,731
                                                                                                                    ---------------
         TEXTILES, APPAREL & LUXURY GOODS 0.1%
         LVMH Moet Hennessy Louis Vuitton ....................................      France             30,434             3,375,408
                                                                                                                    ---------------
         TOTAL SECURITIES SOLD SHORT (PROCEEDS $28,650,482) ..................                                      $    29,316,339
                                                                                                                    ===============


92 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
         MUTUAL SHARES SECURITIES FUND
--------------------------------------------------------------------------------

See Currency and Selected Portfolio Abbreviations on page 123.

a     Non-income producing for the twelve months ended March 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2007, the aggregate value of these securities was $2,409,659, representing04% of net assets.

c     See Note 6 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2007, the aggregate value of these securities was $167,623,106, representing 2.85% of net assets.

e     See Note 8 regarding other considerations - security board member.

f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

g See Note 8 regarding other considerations - credit committee participation.

h     See Note 7 regarding holdings of 5% voting securities.

i     Rounds to less than 0.1% of net assets.

j     The principal amount is stated in U.S. dollars unless otherwise indicated.

k     The coupon rate shown represents the rate at period end.

l     Defaulted security.

m At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.

n     The security is traded on a discount basis with no stated coupon rate.

o     Security segregated with broker for securities sold short.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 93

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                          INDUSTRY               SHARES/RIGHTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 95.1%
    AUSTRIA 0.8%
    OMV AG .................................................      Oil, Gas & Consumable Fuels          207,340   $       13,055,467
    Wienerberger AG ........................................           Building Products                 6,828              426,287
                                                                                                                 ------------------
                                                                                                                         13,481,754
                                                                                                                 ------------------
    BRAZIL 10.3%
    AES Tiete SA ...........................................      Independent Power Producers
                                                                       & Energy Traders            101,420,251            3,141,769
    Banco Bradesco SA, ADR, pfd. ...........................           Commercial Banks                312,772           12,648,500
    Centrais Eletricas Brasileiras SA ......................          Electric Utilities           336,484,829            7,475,629
    Companhia de Bebidas das Americas (AmBev) ..............               Beverages                 7,230,559            3,758,771
    Companhia Vale do Rio Doce, ADR, pfd., A ...............            Metals & Mining              1,263,350           39,517,588
    CPFL Energia SA ........................................          Electric Utilities               518,348            7,288,485
    Energias do Brasil SA ..................................         Electrical Equipment               61,228              895,007
    Investimentos Itau SA, pfd. ............................           Commercial Banks              2,207,000           12,284,850
    Localiza Rent a Car SA .................................              Road & Rail                   34,378            1,049,145
    Natura Cosmeticos SA ...................................           Personal Products               689,899            7,747,172
    Petroleo Brasileiro SA, ADR, pfd. ......................      Oil, Gas & Consumable Fuels          458,022           40,924,266
    Souza Cruz SA ..........................................                Tobacco                    639,338           12,842,462
    Unibanco - Uniao de Bancos Brasileiros SA, GDR, pfd. ...           Commercial Banks                171,100           14,964,406
                                                                                                                 ------------------
                                                                                                                        164,538,050
                                                                                                                 ------------------
    CHILE 0.1%
    Embotelladora Andina SA, pfd., A .......................               Beverages                   477,718            1,416,379
                                                                                                                 ------------------
    CHINA 7.8%
    Aluminum Corp. of China Ltd., H ........................            Metals & Mining             27,316,000           28,179,387
    China Mobile Ltd. ......................................      Wireless Telecommunication
                                                                           Services                    501,113            4,557,001
    China Petroleum and Chemical Corp., H ..................      Oil, Gas & Consumable Fuels       13,558,000           11,470,345
    Citic Pacific Ltd. .....................................       Industrial Conglomerates            734,959            2,718,569
    CNOOC Ltd. .............................................      Oil, Gas & Consumable Fuels       16,745,000           14,680,982
    Denway Motors Ltd. .....................................              Automobiles               18,950,234            8,270,816
    PetroChina Co. Ltd., H .................................      Oil, Gas & Consumable Fuels       35,700,000           42,357,210
    Shanghai Industrial Holdings Ltd. ......................       Industrial Conglomerates          3,999,000            9,233,521
    Travelsky Technology Ltd., H ...........................              IT Services                1,781,000            3,136,619
                                                                                                                 ------------------
                                                                                                                        124,604,450
                                                                                                                 ------------------
    CZECH REPUBLIC 0.2%
    Komercni Banka AS ......................................           Commercial Banks                  5,400              935,289
    Philip Morris CR AS ....................................                Tobacco                      5,825            2,678,544
                                                                                                                 ------------------
                                                                                                                          3,613,833
                                                                                                                 ------------------
    EGYPT 0.1%
    Telecom Egypt ..........................................     Diversified Telecommunication
                                                                           Services                    411,020            1,159,551
                                                                                                                 ------------------


94 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                          INDUSTRY               SHARES/RIGHTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    HONG KONG 1.5%
    Cheung Kong (Holdings) Ltd. ............................        Real Estate Management
                                                                         & Development                 545,000   $        6,898,778
    Cheung Kong Infrastructure Holdings Ltd. ...............          Electric Utilities               524,000            1,824,230
    Dairy Farm International Holdings Ltd. .................       Food & Staples Retailing            426,933            1,665,039
    Hopewell Holdings Ltd. .................................     Transportation Infrastructure       1,502,000            5,844,171
    MTR Corp. Ltd. .........................................              Road & Rail                2,941,870            7,364,983
                                                                                                                 ------------------
                                                                                                                         23,597,201
                                                                                                                 ------------------
    HUNGARY 3.5%
    Magyar Telekom PLC .....................................     Diversified Telecommunication
                                                                           Services                  2,733,482           13,794,758
    MOL Hungarian Oil and Gas Nyrt. ........................      Oil, Gas & Consumable Fuels          193,095           22,255,792
    OTP Bank Ltd. ..........................................           Commercial Banks                306,270           14,021,086
    Richter Gedeon Nyrt. ...................................            Pharmaceuticals                 32,556            5,874,002
                                                                                                                 ------------------
                                                                                                                         55,945,638
                                                                                                                 ------------------
    INDIA 1.8%
    Gail India Ltd. ........................................             Gas Utilities                 867,330            5,321,247
    Hero Honda Motors Ltd. .................................              Automobiles                   39,862              633,382
    Hindalco Industries Inc. ...............................            Metals & Mining                438,000            1,323,548
  a Hindustan Lever Ltd. ...................................          Household Products               591,000            2,813,144
    Indian Oil Corp. Ltd. ..................................      Oil, Gas & Consumable Fuels          527,873            4,891,884
    Oil & Natural Gas Corp. Ltd. ...........................      Oil, Gas & Consumable Fuels          584,118           11,895,715
  b Shipping Corp. of India Ltd. ...........................                Marine                     276,898            1,119,600
    Tata Chemicals Ltd. ....................................               Chemicals                    57,000              273,566
                                                                                                                 ------------------
                                                                                                                         28,272,086
                                                                                                                 ------------------
    ISRAEL 0.1%
  b Taro Pharmaceutical Industries Ltd. ....................            Pharmaceuticals                306,702            2,300,265
                                                                                                                 ------------------
    MALAYSIA 1.1%
    Maxis Communications Bhd. ..............................      Wireless Telecommunication
                                                                           Services                  5,093,500           17,530,774
                                                                                                                 ------------------
    MEXICO 4.1%
    America Movil SAB de CV, L, ADR ........................      Wireless Telecommunication
                                                                           Services                    300,200           14,346,558
    Cemex SAB de CV, CPO, ADR ..............................        Construction Materials             230,000            7,532,500
  a Grupo Modelo SAB de CV, C ..............................               Beverages                 1,383,675            7,081,821
  a Grupo Televisa SA ......................................                 Media                     229,000            1,370,978
    Kimberly Clark de Mexico SAB de CV, A ..................          Household Products             4,369,263           19,789,763
    Telefonos de Mexico SA de CV, L, ADR ...................     Diversified Telecommunication
                                                                           Services                    474,564           15,850,437
                                                                                                                 ------------------
                                                                                                                         65,972,057
                                                                                                                 ------------------
    PAKISTAN 0.7%
    Pakistan Telecommunications Corp., A ...................     Diversified Telecommunication
                                                                           Services                 13,831,808           10,755,048
                                                                                                                 ------------------


                                        Quarterly Statements of Investments | 95

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                          INDUSTRY               SHARES/RIGHTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    PANAMA 0.2%
    Banco Latinoamericano de Exportaciones SA, E ...........           Commercial Banks                230,200   $        3,830,528
                                                                                                                 ------------------
    PHILIPPINES 0.4%
    San Miguel Corp., B ....................................              Beverages                  4,239,593            6,298,824
                                                                                                                 ------------------
    POLAND 0.5%
  b Grupa Lotos SA .........................................     Oil, Gas & Consumable Fuels             2,658               39,435
    Polski Koncern Naftowy Orlen SA ........................     Oil, Gas & Consumable Fuels           461,144            7,646,175
                                                                                                                 ------------------
                                                                                                                          7,685,610
                                                                                                                 ------------------
    RUSSIA 6.3%
    Bank Of Moscow .........................................           Commercial Banks                 30,438            1,651,419
  c Evraz Group SA, GDR, 144A ..............................           Metals & Mining                  60,000            2,014,800
    Gazprom, ADR ...........................................     Oil, Gas & Consumable Fuels           196,003            8,192,926
    LUKOIL, ADR ............................................     Oil, Gas & Consumable Fuels           195,908           16,946,042
    LUKOIL, ADR ............................................     Oil, Gas & Consumable Fuels           127,168           10,987,315
    Mining and Metallurgical Co. Norilsk Nickel ............           Metals & Mining                 210,962           39,038,518
    Mobile Telesystems, ADR ................................      Wireless Telecommunication
                                                                           Services                    143,300            8,019,068
  a Novolipetsk Steel (NLMK) ...............................           Metals & Mining                 210,700              609,498
    TNK-BP .................................................     Oil, Gas & Consumable Fuels         1,490,210            3,300,815
    Unified Energy Systems .................................          Electric Utilities             6,950,700            9,418,199
                                                                                                                 ------------------
                                                                                                                        100,178,600
                                                                                                                 ------------------
    SINGAPORE 1.2%
    ComfortDelGro Corp. Ltd. ...............................             Road & Rail                 6,447,000            8,455,500
    Fraser and Neave Ltd. ..................................       Industrial Conglomerates          3,005,005           10,100,524
                                                                                                                 ------------------
                                                                                                                         18,556,024
                                                                                                                 ------------------
    SOUTH AFRICA 16.0%
    Anglo American PLC .....................................           Metals & Mining                 701,836           37,050,750
    Edgars Consolidated Stores Ltd. ........................           Specialty Retail              1,476,456            9,237,262
    Imperial Holdings Ltd. .................................       Air Freight & Logistics             683,235           14,267,416
    JD Group Ltd. ..........................................           Specialty Retail              1,598,509           19,620,569
  a Lewis Group Ltd. .......................................           Specialty Retail              1,320,221           12,465,216
    Massmart Holdings Ltd. .................................       Food & Staples Retailing            106,590            1,239,265
    MTN Group Ltd. .........................................      Wireless Telecommunication
                                                                           Services                  1,759,450           23,887,777
    Naspers Ltd., N ........................................                Media                      597,502           14,453,701
    Nedbank Group Ltd. .....................................           Commercial Banks                852,747           16,573,029
    Old Mutual PLC .........................................              Insurance                 13,372,748           43,177,254
    Remgro Ltd. ............................................    Diversified Financial Services       2,306,625           57,546,399
    Standard Bank Group Ltd. ...............................           Commercial Banks                381,892            5,621,787
    Tiger Brands Ltd. ......................................            Food Products                   43,215            1,054,315
                                                                                                                 ------------------
                                                                                                                        256,194,740
                                                                                                                 ------------------


96 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                          INDUSTRY               SHARES/RIGHTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    SOUTH KOREA 7.8%
    GS Holdings Corp. ......................................      Oil, Gas & Consumable Fuels          273,800   $       10,737,826
    Hana Financial Group Inc. ..............................            Commercial Banks               412,748           21,363,405
    Hyundai Development Co. ................................       Construction & Engineering           45,175            2,491,851
    Kangwon Land Inc. ......................................      Hotels Restaurants & Leisure       1,267,005           23,767,285
  b LG Card Co. Ltd. .......................................            Consumer Finance                26,069            1,192,763
  b Lotte Shopping Co. Ltd. ................................            Multiline Retail                28,130            9,895,876
    Shinhan Financial Group Co. Ltd. .......................            Commercial Banks               331,000           18,996,705
    SK Corp. ...............................................      Oil, Gas & Consumable Fuels          248,030           24,357,500
    SK Telecom Co. Ltd. ....................................       Wireless Telecommunication
                                                                            Services                    60,280           12,268,700
                                                                                                                 ------------------
                                                                                                                        125,071,911
                                                                                                                 ------------------
    SWEDEN 1.1%
    Oriflame Cosmetics SA, SDR .............................           Personal Products               446,938           17,221,687
                                                                                                                 ------------------
    TAIWAN 14.2%
    Asustek Computer Inc. ..................................        Computers & Peripherals          4,618,900           10,887,706
    Chunghwa Telecom Co. Ltd. ..............................     Diversified Telecommunication
                                                                            Services                 3,355,860            6,500,774
    Compal Communications Inc. .............................        Communications Equipment           458,000            1,508,673
    Compal Electronics Inc. ................................        Computers & Peripherals          8,212,000            6,948,806
    D-Link Corp. ...........................................        Communications Equipment         7,027,411           12,338,851
    Lite-On Technology Corp. ...............................        Computers & Peripherals          9,937,092           12,838,038
    MediaTek Inc. ..........................................            Semiconductors &
                                                                    Semiconductor Equipment            737,770            8,472,427
    Mega Financial Holding Co. Ltd. ........................            Commercial Banks            24,442,503           15,955,215
    Novatek Microelectronics Corp. Ltd. ....................            Semiconductors &
                                                                    Semiconductor Equipment            869,000            3,755,425
    President Chain Store Corp. ............................        Food & Staples Retailing         6,173,144           15,111,051
    Realtek Semiconductor Corp. ............................            Semiconductors &
                                                                    Semiconductor Equipment          7,979,772           17,531,865
    Siliconware Precision Industries Co. ...................            Semiconductors &
                                                                    Semiconductor Equipment          4,144,521            7,765,497
    Sunplus Technology Co. Ltd. ............................            Semiconductors &
                                                                    Semiconductor Equipment          6,072,971           13,966,549
    Synnex Technology International Corp. ..................          Electronic Equipment
                                                                         & Instruments               4,936,936            6,117,086
    Taiwan Mobile Co. Ltd. .................................       Wireless Telecommunication
                                                                            Services                16,027,302           17,170,380
    Taiwan Semiconductor Manufacturing Co. Ltd. ............            Semiconductors &
                                                                    Semiconductor Equipment         28,553,004           58,590,178
    United Microelectronics Corp. ..........................            Semiconductors &
                                                                    Semiconductor Equipment         13,855,000            7,997,295
  b Yageo Corp. ............................................         Electronic Equipment
                                                                         & Instruments               9,380,000            3,826,836
                                                                                                                 ------------------
                                                                                                                        227,282,652
                                                                                                                 ------------------


                                        Quarterly Statements of Investments | 97

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                          INDUSTRY               SHARES/RIGHTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    THAILAND 2.0%
    Kasikornbank Public Co. Ltd., fgn. .....................            Commercial Banks             4,126,367   $        7,896,789
    Siam Cement Public Co. Ltd., fgn. ......................         Construction Materials          1,736,714           11,905,494
    Siam Commercial Bank Public Co. Ltd., fgn. .............            Commercial Banks             1,619,257            3,121,961
    Thai Airways International Public Co. Ltd., fgn. .......                Airlines                 3,900,700            4,924,620
    Thai Beverages Co. Ltd., fgn. ..........................               Beverages                25,180,000            4,065,841
  b True Corp. Public Co. Ltd., fgn., rts., 3/28/08 ........     Diversified Telecommunication
                                                                            Services                   344,616                   --
                                                                                                                 ------------------
                                                                                                                         31,914,705
                                                                                                                 ------------------
    TURKEY 9.7%
    Akbank TAS .............................................            Commercial Banks             7,419,776           49,571,779
    Anadolu Efes Biracilik Ve Malt Sanayii AS ..............               Beverages                    94,189            3,095,652
    Arcelik AS, Br. ........................................           Household Durables            2,594,781           17,522,228
    Hurriyet Gazete ........................................                 Media                     269,000              796,178
    Tupras-Turkiye Petrol Rafineleri AS ....................      Oil, Gas & Consumable Fuels        1,561,155           34,767,101
  b Turk Hava Yollari Anonim Ortakligi .....................                Airlines                   420,000            2,112,069
b,c Turk Hava Yollari Anonim Ortakligi, 144A ...............                Airlines                 1,785,000            8,976,293
    Turkcell Iletisim Hizmetleri AS ........................       Wireless Telecommunication
                                                                            Services                 4,058,728           20,701,845
    Turkiye Vakiflar Bankasi T.A.O. ........................            Commercial Banks             4,571,635           11,429,088
  b Turkiye Vakiflar Bankasi T.A.O. ........................            Commercial Banks             3,023,989            6,777,906
                                                                                                                 ------------------
                                                                                                                        155,750,139
                                                                                                                 ------------------
    UNITED ARAB EMIRATES 1.3%
    Emaar Properties PJSC ..................................         Real Estate Management
                                                                         & Development               6,979,000           21,002,478
                                                                                                                 ------------------
    UNITED KINGDOM 2.3%
    HSBC Holdings PLC ......................................            Commercial Banks             1,338,311           23,261,420
    Provident Financial PLC ................................            Consumer Finance               843,833           13,348,680
                                                                                                                 ------------------
                                                                                                                         36,610,100
                                                                                                                 ------------------
    TOTAL LONG TERM INVESTMENTS
      (COST $1,079,882,330) ................................                                                          1,520,785,084
                                                                                                                 ------------------


98 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                                             PRINCIPAL AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 4.8%
    U.S. GOVERNMENT AND AGENCY SECURITIES 4.8%
  d FHLB, 4/02/07 ..........................................                                 $     70,399,000   $        70,399,000
  d FNMA, 6/22/07 ..........................................                                        5,854,000             5,787,024
                                                                                                                -------------------
    TOTAL SHORT TERM INVESTMENTS
      (COST $76,164,611) ...................................                                                             76,186,024
                                                                                                                -------------------
    TOTAL INVESTMENTS (COST $1,156,046,941) 99.9% ..........                                                          1,596,971,108
    OTHER ASSETS, LESS LIABILITIES 0.1% ....................                                                                890,237
                                                                                                                -------------------
    NET ASSETS 100.0% ......................................                                                    $     1,597,861,345
                                                                                                                ===================

See Selected Portfolio Abbreviations on page 123.

a     Security purchased on a when-issued or delayed delivery basis.

b     Non-income producing for the twelve months ended March 31, 2007.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2007, the aggregate value of these securities was $10,991,093, representing 0.69% of net assets.

d     The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 99

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SECURITIES FUND                                               COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 93.8%
   COMMON STOCKS 92.5%
   AIR FREIGHT & LOGISTICS 0.9%
   Deutsche Post AG ......................................................         Germany            1,087,912     $    32,892,570
                                                                                                                    ---------------
   AIRLINES 0.8%
   Qantas Airways Ltd. ...................................................        Australia           7,008,990          29,774,452
                                                                                                                    ---------------
   AUTOMOBILES 0.8%
   Bayerische Motoren Werke AG ...........................................         Germany              521,239          30,787,998
                                                                                                                    ---------------
   CAPITAL MARKETS 2.1%
   Amvescap PLC ..........................................................      United Kingdom        4,806,294          52,957,093
   Nomura Holdings Inc. ..................................................          Japan             1,255,218          26,149,265
                                                                                                                    ---------------
                                                                                                                         79,106,358
                                                                                                                    ---------------
   CHEMICALS 1.4%
   Ciba Specialty Chemicals AG ...........................................       Switzerland            550,500          36,256,140
 a Lonza Group AG ........................................................       Switzerland            163,930          15,753,033
                                                                                                                    ---------------
                                                                                                                         52,009,173
                                                                                                                    ---------------
   COMMERCIAL BANKS 12.6%
   Banco Santander Central Hispano SA ....................................          Spain             1,814,669          32,376,619
   DBS Group Holdings Ltd. ...............................................        Singapore           1,240,347          17,493,855
   Hana Financial Group Inc. .............................................       South Korea            672,040          34,784,088
   Kookmin Bank, ADR .....................................................       South Korea            295,869          26,672,590
   Mega Financial Holding Co. Ltd. .......................................          Taiwan           34,084,000          22,248,849
   Mitsubishi UFJ Financial Group Inc. ...................................          Japan                 5,541          62,535,788
   Royal Bank of Scotland Group PLC ......................................      United Kingdom        1,095,568          42,766,802
   Shinhan Financial Group Co. Ltd. ......................................       South Korea            762,930          43,785,971
   Shinsei Bank Ltd. .....................................................          Japan             6,727,478          32,254,445
   Sumitomo Mitsui Financial Group Inc. ..................................          Japan                 9,191          83,451,737
   Taishin Financial Holdings Co. Ltd. ...................................         Taiwan            37,150,000          19,085,827
   UniCredito Italiano SpA ...............................................          Italy             6,851,370          65,191,339
                                                                                                                    ---------------
                                                                                                                        482,647,910
                                                                                                                    ---------------
   COMMERCIAL SERVICES & SUPPLIES 1.1%
   Rentokil Initial PLC ..................................................      United Kingdom        6,271,598          20,144,532
   Securitas AB, B .......................................................          Sweden            1,278,238          19,500,128
 a Securitas Systems AB, B ...............................................          Sweden            1,103,738           3,841,921
                                                                                                                    ---------------
                                                                                                                         43,486,581
                                                                                                                    ---------------
   COMPUTERS & PERIPHERALS 1.2%
   Compal Electronics Inc. ...............................................          Taiwan           12,789,038          10,821,791
   Lite-On Technology Corp. ..............................................          Taiwan           23,671,068          30,581,389
   NEC Corp. .............................................................          Japan             1,000,219           5,364,151
                                                                                                                    ---------------
                                                                                                                         46,767,331
                                                                                                                    ---------------
   CONTAINERS & PACKAGING 0.9%
   Amcor Ltd. ............................................................        Australia           5,968,788          36,463,818
                                                                                                                    ---------------


100 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SECURITIES FUND                                               COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   COMMON STOCKS (CONTINUED)
   DIVERSIFIED FINANCIAL SERVICES 3.5%
   ING Groep NV ..........................................................       Netherlands          1,789,618     $    75,641,767
   KKR Private Equity Investors LP .......................................     Guernsey Islands       1,150,749          27,905,663
 b KKR Private Equity Investors LP, 144A .................................     Guernsey Islands       1,255,000          30,433,750
                                                                                                                    ---------------
                                                                                                                        133,981,180
                                                                                                                    ---------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 7.8%
   BCE Inc. ..............................................................          Canada            1,316,452          37,230,106
   China Telecom Corp. Ltd., H ...........................................          China            58,406,357          28,705,872
   Chunghwa Telecom Co. Ltd., ADR ........................................          Taiwan            1,965,744          39,157,620
   France Telecom SA .....................................................          France            2,431,453          64,194,846
   KT Corp., ADR .........................................................       South Korea            397,895           8,908,869
   Singapore Telecommunications Ltd. .....................................        Singapore           5,295,000          11,446,385
   Telefonica SA, ADR ....................................................          Spain               612,344          40,659,642
   Telefonos de Mexico SA de CV, L, ADR ..................................          Mexico            1,476,635          49,319,609
   Telenor ASA ...........................................................          Norway            1,074,804          19,094,111
                                                                                                                    ---------------
                                                                                                                        298,717,060
                                                                                                                    ---------------
   ELECTRIC UTILITIES 1.2%
 a British Energy Group PLC ..............................................      United Kingdom        2,887,330          27,680,508
   Hong Kong Electric Holdings Ltd. ......................................        Hong Kong           3,453,969          17,727,284
                                                                                                                    ---------------
                                                                                                                         45,407,792
                                                                                                                    ---------------
   ELECTRICAL EQUIPMENT 2.3%
   Gamesa Corp. Tecnologica SA ...........................................          Spain               469,878          17,005,210
 b Gamesa Corp. Tecnologica SA, 144A .....................................          Spain             1,012,244          36,633,812
 a Vestas Wind Systems AS ................................................         Denmark              633,788          35,506,490
                                                                                                                    ---------------
                                                                                                                         89,145,512
                                                                                                                    ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
   Electrocomponents PLC .................................................      United Kingdom        2,624,686          14,950,362
 a Flextronics International Ltd. ........................................        Singapore           2,282,540          24,970,988
   Hitachi Ltd. ..........................................................          Japan             3,178,263          24,650,451
   Venture Corp. Ltd. ....................................................        Singapore           1,339,613          12,890,232
                                                                                                                    ---------------
                                                                                                                         77,462,033
                                                                                                                    ---------------
   FOOD & STAPLES RETAILING 2.6%
   Alliance Boots PLC ....................................................      United Kingdom        3,483,927          70,398,801
   William Morrison Supermarkets PLC .....................................      United Kingdom        4,622,259          28,079,348
                                                                                                                    ---------------
                                                                                                                         98,478,149
                                                                                                                    ---------------
   FOOD PRODUCTS 2.0%
   Nestle SA .............................................................       Switzerland            103,509          40,302,468
   Unilever PLC ..........................................................      United Kingdom        1,170,483          35,258,682
                                                                                                                    ---------------
                                                                                                                         75,561,150
                                                                                                                    ---------------
   HEALTH CARE PROVIDERS & SERVICES 0.5%
   Celesio AG ............................................................         Germany              279,850          17,565,106
                                                                                                                    ---------------


                                       Quarterly Statements of Investments | 101

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SECURITIES FUND                                               COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   COMMON STOCKS (CONTINUED)
   HOTELS RESTAURANTS & LEISURE 2.2%
   Compass Group PLC .....................................................      United Kingdom        9,792,178     $    65,506,439
   TUI AG ................................................................         Germany              792,560          19,570,263
                                                                                                                    ---------------
                                                                                                                         85,076,702
                                                                                                                    ---------------
   HOUSEHOLD DURABLES 2.4%
 a Husqvarna AB, B .......................................................          Sweden              785,757          12,971,952
   Koninklijke Philips Electronics NV ....................................       Netherlands            899,289          34,335,316
   Sony Corp. ............................................................          Japan               904,219          45,960,981
                                                                                                                    ---------------
                                                                                                                         93,268,249
                                                                                                                    ---------------
   INDUSTRIAL CONGLOMERATES 3.3%
   Hutchison Whampoa Ltd. ................................................        Hong Kong           3,276,709          31,517,100
   Siemens AG ............................................................         Germany              661,824          70,715,464
   Smiths Group PLC ......................................................      United Kingdom        1,223,141          24,739,756
                                                                                                                    ---------------
                                                                                                                        126,972,320
                                                                                                                    ---------------
   INSURANCE 5.9%
   ACE Ltd. ..............................................................         Bermuda            1,075,149          61,348,002
   Aviva PLC .............................................................      United Kingdom        2,236,990          32,944,402
   AXA SA ................................................................          France              453,589          19,226,359
 b AXA SA, 144A ..........................................................          France               38,270           1,622,157
   Old Mutual PLC ........................................................       South Africa        14,991,984          48,405,361
   Sompo Japan Insurance Inc. ............................................          Japan             1,601,485          19,963,354
   XL Capital Ltd., A ....................................................         Bermuda              591,272          41,365,389
                                                                                                                    ---------------
                                                                                                                        224,875,024
                                                                                                                    ---------------
   LEISURE EQUIPMENT & PRODUCTS 1.0%
   FUJIFILM Holdings Corp. ...............................................          Japan               921,374          37,685,287
                                                                                                                    ---------------
   MEDIA 5.6%
   British Sky Broadcasting Group PLC ....................................      United Kingdom        6,401,066          71,032,514
   Eutelsat Communications ...............................................          France            2,081,860          47,041,319
   Pearson PLC ...........................................................      United Kingdom        3,409,246          58,492,556
   Reed Elsevier NV ......................................................       Netherlands          2,012,869          35,590,255
                                                                                                                    ---------------
                                                                                                                        212,156,644
                                                                                                                    ---------------
   METALS & MINING 1.2%
   Barrick Gold Corp. ....................................................          Canada              663,561          18,932,611
   POSCO, ADR ............................................................       South Korea            255,230          26,531,159
                                                                                                                    ---------------
                                                                                                                         45,463,770
                                                                                                                    ---------------
   MULTI-UTILITIES 1.7%
   Centrica PLC ..........................................................      United Kingdom        2,772,071          21,080,438
   Suez SA ...............................................................          France              814,356          42,935,750
                                                                                                                    ---------------
                                                                                                                         64,016,188
                                                                                                                    ---------------


102 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SECURITIES FUND                                               COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   COMMON STOCKS (CONTINUED)
   OIL, GAS & CONSUMABLE FUELS 7.5%
   BP PLC ................................................................      United Kingdom        5,328,476     $    57,871,917
   Eni SpA ...............................................................          Italy             1,493,373          48,581,754
   Hindustan Petroleum Corp. Ltd. ........................................          India             2,415,168          13,817,763
   Indian Oil Corp. Ltd. .................................................          India             1,194,026          11,065,232
   Reliance Industries Ltd. ..............................................          India             1,374,378          43,613,871
   Repsol YPF SA .........................................................          Spain               587,729          19,810,438
   Royal Dutch Shell PLC, B ..............................................      United Kingdom        2,327,407          77,481,580
   Total SA, B ...........................................................          France              204,496          14,323,789
                                                                                                                    ---------------
                                                                                                                        286,566,344
                                                                                                                    ---------------
   PAPER & FOREST PRODUCTS 3.2%
   Norske Skogindustrier ASA .............................................          Norway            1,362,151          23,302,634
   Stora Enso OYJ, R .....................................................         Finland            2,665,971          46,112,503
   UPM-Kymmene OYJ .......................................................         Finland            2,066,829          52,635,997
                                                                                                                    ---------------
                                                                                                                        122,051,134
                                                                                                                    ---------------
   PHARMACEUTICALS 5.3%
   GlaxoSmithKline PLC ...................................................      United Kingdom        3,301,685          90,752,337
   Sanofi-Aventis ........................................................          France              976,475          84,892,579
   Takeda Pharmaceutical Co. Ltd. ........................................          Japan               421,454          27,645,122
                                                                                                                    ---------------
                                                                                                                        203,290,038
                                                                                                                    ---------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT 2.2%
   Cheung Kong (Holdings) Ltd. ...........................................        Hong Kong           6,650,922          84,189,425
                                                                                                                    ---------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.5%
 a Infineon Technologies AG ..............................................         Germany            1,396,863          21,751,038
   Samsung Electronics Co. Ltd. ..........................................       South Korea             85,747          51,307,855
   Taiwan Semiconductor Manufacturing Co. Ltd. ...........................          Taiwan           10,180,816          20,890,825
                                                                                                                    ---------------
                                                                                                                         93,949,718
                                                                                                                    ---------------
   SOFTWARE 0.8%
 a Check Point Software Technologies Ltd. ................................          Israel            1,448,281          32,267,701
                                                                                                                    ---------------
   SPECIALTY RETAIL 0.7%
   Kingfisher PLC ........................................................      United Kingdom        4,815,086          26,361,189
                                                                                                                    ---------------
   TEXTILES, APPAREL & LUXURY GOODS 0.5%
   Burberry Group PLC ....................................................      United Kingdom        1,512,618          19,434,270
                                                                                                                    ---------------
   WATER UTILITIES 0.6%
   Companhia de Saneamento Basico do Estado de San Paulo, ADR ............          Brazil              635,130          21,461,043
                                                                                                                    ---------------
   WIRELESS TELECOMMUNICATION SERVICES 2.2%
   Mobile Telesystems, ADR ...............................................          Russia              633,420          35,446,183
   Vodafone Group PLC, ADR ...............................................      United Kingdom        1,773,520          47,636,747
                                                                                                                    ---------------
                                                                                                                         83,082,930
                                                                                                                    ---------------
   TOTAL COMMON STOCKS (COST $2,671,551,568) .............................                                            3,532,422,149
                                                                                                                    ---------------


                                       Quarterly Statements of Investments | 103

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SECURITIES FUND                                               COUNTRY             SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   PREFERRED STOCKS 1.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
   Tele Norte Leste Participacoes SA, ADR, pfd. ..........................           Brazil           2,011,565     $    27,840,059
                                                                                                                    ---------------
   METALS & MINING 0.6%
   Companhia Vale do Rio Doce, ADR, pfd., A ..............................           Brazil             648,056          20,271,192
                                                                                                                    ---------------
   TOTAL PREFERRED STOCKS (COST $31,814,381) .............................                                               48,111,251
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $2,703,365,949) .....................                                            3,580,533,400
                                                                                                                    ---------------
   SHORT TERM INVESTMENT (COST $263,892,105) 6.9%
   MONEY MARKET FUND 6.9%
 c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99% ..       United States      263,892,105         263,892,105
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $2,967,258,054) 100.7% ........................                                            3,844,425,505
   OTHER ASSETS, LESS LIABILITIES (0.7)% .................................                                              (27,191,674)
                                                                                                                    ---------------
   NET ASSETS 100.0% .....................................................                                          $ 3,817,233,831
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 123.

a     Non-income producing for the twelve months ended March 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2007, the aggregate value of these securities was $68,689,719, representing 1.80% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


104 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL ASSET ALLOCATION FUND                                        COUNTRY          SHARES/WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 88.8%
   COMMON STOCKS AND WARRANTS 62.6%
   AEROSPACE & DEFENSE 1.3%
   BAE Systems PLC .........................................................  United Kingdom            293,926       $   2,660,245
 a Raytheon Co., wts., 6/14/11 .............................................  United States                 157               2,724
 a Rolls-Royce Group PLC ...................................................  United Kingdom            204,428           1,987,983
 a Rolls-Royce Group PLC, B ................................................  United Kingdom         12,102,137              24,407
                                                                                                                      -------------
                                                                                                                          4,675,359
                                                                                                                      -------------

   AIR FREIGHT & LOGISTICS 0.9%
   Deutsche Post AG ........................................................     Germany                112,393           3,398,156
                                                                                                                      -------------
   AUTOMOBILES 0.7%
   Bayerische Motoren Werke AG .............................................     Germany                 42,925           2,535,449
                                                                                                                      -------------
   CAPITAL MARKETS 1.2%
   Amvescap PLC ............................................................  United Kingdom            193,261           2,129,404
   Morgan Stanley ..........................................................  United States              13,607           1,071,687
   Nomura Holdings Inc. ....................................................      Japan                  54,494           1,135,244
                                                                                                                      -------------
                                                                                                                          4,336,335
                                                                                                                      -------------
   CHEMICALS 0.7%
   The Dow Chemical Co. ....................................................  United States              51,432           2,358,672
                                                                                                                      -------------
   COMMERCIAL BANKS 3.3%
   Banco Santander Central Hispano SA ......................................      Spain                 121,039           2,159,531
   DBS Group Holdings Ltd. .................................................    Singapore               209,603           2,956,241
   HSBC Holdings PLC .......................................................  United Kingdom            127,347           2,213,440
   Kookmin Bank, ADR .......................................................   South Korea               25,932           2,337,770
   Mitsubishi UFJ Financial Group Inc. .....................................      Japan                      89           1,004,455
   Sumitomo Mitsui Financial Group Inc. ....................................      Japan                     119           1,080,487
                                                                                                                      -------------
                                                                                                                         11,751,924
                                                                                                                      -------------
   COMMERCIAL SERVICES & SUPPLIES 1.8%
   Group 4 Securicor PLC ...................................................  United Kingdom            664,467           2,627,818
   R. R. Donnelley & Sons Co. ..............................................  United States              45,646           1,670,187
   Rentokil Initial PLC ....................................................  United Kingdom            635,457           2,041,104
                                                                                                                      -------------
                                                                                                                          6,339,109
                                                                                                                      -------------
   COMPUTERS & PERIPHERALS 1.1%
   Lite-On Technology Corp. ................................................       Taiwan               866,508           1,119,469
   Seagate Technology ......................................................   United States            125,853           2,932,375
                                                                                                                      -------------
                                                                                                                          4,051,844
                                                                                                                      -------------
   DIVERSIFIED CONSUMER SERVICES 0.5%
   H&R Block Inc. ..........................................................   United States             80,935           1,702,872
                                                                                                                      -------------
   DIVERSIFIED FINANCIAL SERVICES 2.0%
   ING Groep NV ............................................................   Netherlands               92,795           3,922,165
   JPMorgan Chase & Co. ....................................................  United States              68,196           3,299,323
                                                                                                                      -------------
                                                                                                                          7,221,488
                                                                                                                      -------------


                                       Quarterly Statements of Investments | 105

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL ASSET ALLOCATION FUND                                        COUNTRY          SHARES/WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   COMMON STOCKS AND WARRANTS (CONTINUED)
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.6%
   Chunghwa Telecom Co. Ltd., ADR ..........................................      Taiwan                 63,420       $   1,263,326
   France Telecom SA, ADR ..................................................      France                119,038           3,142,603
   Singapore Telecommunications Ltd. .......................................    Singapore               339,000             732,828
   Telefonica SA, ADR ......................................................      Spain                  44,119           2,929,502
   Telefonos de Mexico SA de CV, L, ADR ....................................      Mexico                 41,929           1,400,429
   Telenor ASA .............................................................      Norway                187,278           3,327,032
                                                                                                                      -------------
                                                                                                                         12,795,720
                                                                                                                      -------------
   ELECTRIC UTILITIES 0.8%
   E.ON AG .................................................................     Germany                 21,441           2,898,271
                                                                                                                      -------------
   ELECTRICAL EQUIPMENT 2.0%
   Gamesa Corp. Tecnologica SA .............................................      Spain                  10,039             363,318
 b Gamesa Corp. Tecnologica SA, 144A .......................................      Spain                 124,152           4,493,147
 a Vestas Wind Systems AS ..................................................     Denmark                 41,732           2,337,938
                                                                                                                      -------------
                                                                                                                          7,194,403
                                                                                                                      -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.2%
   Hitachi Ltd. ............................................................      Japan                 372,089           2,885,904
   Venture Corp. Ltd. ......................................................    Singapore               151,038           1,453,341
                                                                                                                      -------------
                                                                                                                          4,339,245
                                                                                                                      -------------
   FOOD & STAPLES RETAILING 0.6%
   Alliance Boots PLC ......................................................  United Kingdom            108,015           2,182,631
                                                                                                                      -------------
   FOOD PRODUCTS 0.6%
   Unilever PLC ............................................................  United Kingdom             77,102           2,322,558
                                                                                                                      -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.6%
 a Boston Scientific Corp. .................................................   United States            142,849           2,077,024
                                                                                                                      -------------
   HEALTH CARE PROVIDERS & SERVICES 0.5%
 a Tenet Healthcare Corp. ..................................................   United States            259,563           1,668,990
                                                                                                                      -------------
   HOTELS RESTAURANTS & LEISURE 1.2%
   Compass Group PLC .......................................................  United Kingdom            665,630           4,452,845
                                                                                                                      -------------
   HOUSEHOLD DURABLES 1.3%
   Koninklijke Philips Electronics NV ......................................   Netherlands               79,661           3,041,498
   Sony Corp., ADR .........................................................      Japan                  30,013           1,515,356
                                                                                                                      -------------
                                                                                                                          4,556,854
                                                                                                                      -------------
   INDUSTRIAL CONGLOMERATES 2.3%
   Siemens AG, ADR .........................................................     Germany                 30,680           3,288,896
   Smiths Group PLC ........................................................  United Kingdom            122,680           2,481,377
   Tyco International Ltd. .................................................  United States              83,615           2,638,053
                                                                                                                      -------------
                                                                                                                          8,408,326
                                                                                                                      -------------


106 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL ASSET ALLOCATION FUND                                        COUNTRY          SHARES/WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   COMMON STOCKS AND WARRANTS (CONTINUED)
   INSURANCE 4.6%
   ACE Ltd. ................................................................     Bermuda                 44,783       $   2,555,318
   American International Group Inc. .......................................   United States             35,320           2,374,210
   Aviva PLC ...............................................................  United Kingdom            139,940           2,060,912
   AXA SA ..................................................................      France                 92,795           3,933,318
   Old Mutual PLC ..........................................................   South Africa             650,500           2,100,302
   Swiss Reinsurance Co. ...................................................   Switzerland               17,079           1,559,726
   XL Capital Ltd., A ......................................................     Bermuda                 30,300           2,119,788
                                                                                                                      -------------
                                                                                                                         16,703,574
                                                                                                                      -------------
   LEISURE EQUIPMENT & PRODUCTS 0.7%
   FUJIFILM Holdings Corp. .................................................      Japan                  62,793           2,568,308
                                                                                                                      -------------

   MEDIA 7.3%
   British Sky Broadcasting Group PLC ......................................  United Kingdom            302,912           3,361,409
 a Comcast Corp., A ........................................................   United States            133,399           3,397,673
 a The DIRECTV Group Inc. ..................................................   United States             97,004           2,237,882
   Mediaset SpA ............................................................       Italy                 87,570             952,520
   News Corp., A ...........................................................   United States            162,113           3,748,053
   Pearson PLC .............................................................  United Kingdom            160,461           2,753,035
   Reed Elsevier NV ........................................................   Netherlands              220,876           3,905,387
   Time Warner Inc. ........................................................   United States            151,764           2,992,786
 a Viacom Inc., B ..........................................................   United States             70,810           2,910,999
                                                                                                                      -------------
                                                                                                                         26,259,744
                                                                                                                      -------------
   MULTI-UTILITIES 1.2%
   Centrica PLC ............................................................  United Kingdom            211,452           1,608,004
   National Grid PLC .......................................................  United Kingdom            162,336           2,548,845
                                                                                                                      -------------
                                                                                                                          4,156,849
                                                                                                                      -------------
   MULTILINE RETAIL 0.8%
   Target Corp. ............................................................   United States             47,117           2,792,153
                                                                                                                      -------------
   OIL, GAS & CONSUMABLE FUELS 4.1%
   BP PLC ..................................................................  United Kingdom            305,565           3,318,703
   El Paso Corp. ...........................................................   United States            267,614           3,872,375
   Eni SpA .................................................................      Italy                  98,648           3,209,173
   Repsol YPF SA ...........................................................      Spain                  34,726           1,170,501
   Royal Dutch Shell PLC, B ................................................  United Kingdom             95,666           3,184,812
                                                                                                                      -------------
                                                                                                                         14,755,564
                                                                                                                      -------------
   PAPER & FOREST PRODUCTS 2.0%
   Stora Enso OYJ, R .......................................................     Finland                228,287           3,963,256
   UPM-Kymmene OYJ .........................................................     Finland                130,993           3,336,003
                                                                                                                      -------------
                                                                                                                          7,299,259
                                                                                                                      -------------


                                       Quarterly Statements of Investments | 107

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL ASSET ALLOCATION FUND                                        COUNTRY          SHARES/WARRANTS         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   COMMON STOCKS AND WARRANTS (CONTINUED)
   PHARMACEUTICALS 5.8%
   Abbott Laboratories .....................................................   United States             51,961       $   2,899,424
   Bristol-Myers Squibb Co. ................................................   United States             95,740           2,657,742
   GlaxoSmithKline PLC .....................................................   United Kingdom           128,035           3,519,256
   Pfizer Inc. .............................................................   United States            151,401           3,824,389
   Sanofi-Aventis ..........................................................      France                 33,418           2,905,287
   Takeda Pharmaceutical Co. Ltd. ..........................................       Japan                 37,121           2,434,939
 a Watson Pharmaceuticals Inc. .............................................   United States            101,660           2,686,874
                                                                                                                      -------------
                                                                                                                         20,927,911
                                                                                                                      -------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT 1.2%
   Cheung Kong (Holdings) Ltd. .............................................    Hong Kong               190,176           2,407,307
   Swire Pacific Ltd., A ...................................................    Hong Kong               171,734           1,927,681
                                                                                                                      -------------
                                                                                                                          4,334,988
                                                                                                                      -------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.5%
 a Infineon Technologies AG, ADR ...........................................     Germany                130,060           2,025,034
   Samsung Electronics Co. Ltd. ............................................   South Korea                5,490           3,285,015
                                                                                                                      -------------
                                                                                                                          5,310,049
                                                                                                                      -------------
   SOFTWARE 2.9%
 a Check Point Software Technologies Ltd. ..................................      Israel                 93,261           2,077,855
   Microsoft Corp. .........................................................   United States             97,946           2,729,755
   Nintendo Co. Ltd. .......................................................      Japan                   5,876           1,707,777
 a Oracle Corp. ............................................................   United States            208,100           3,772,853
                                                                                                                      -------------
                                                                                                                         10,288,240
                                                                                                                      -------------
   SPECIALTY RETAIL 1.1%
 a Chico's FAS Inc. ........................................................   United States             91,540           2,236,322
   The Gap Inc. ............................................................   United States             91,810           1,580,050
                                                                                                                      -------------
                                                                                                                          3,816,372
                                                                                                                      -------------
   WIRELESS TELECOMMUNICATION SERVICES 1.2%
   SK Telecom Co. Ltd., ADR ................................................   South Korea               45,160           1,057,647
   Vodafone Group PLC, ADR .................................................  United Kingdom            127,022           3,411,811
                                                                                                                      -------------
                                                                                                                          4,469,458
                                                                                                                      -------------
   TOTAL COMMON STOCKS AND WARRANTS (COST $156,869,031) ....................                                            224,950,544
                                                                                                                      -------------
   PREFERRED STOCK (COST $270,003) 0.5%
   METALS & MINING 0.5%
   Companhia Vale do Rio Doce, ADR, pfd., A ................................      Brazil                 61,860           1,934,981
                                                                                                                      -------------


108 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL ASSET ALLOCATION FUND                             COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   FOREIGN GOVERNMENT AND AGENCY SECURITIES 24.8%
   Bank of Thailand Bond,
      5.00%, 1/12/08 ...............................................         Thailand             24,622,000   THB   $      709,345
      5.375%, 4/7/08 ...............................................         Thailand              5,800,000   THB          168,117
      5.50%, 8/10/08 ...............................................         Thailand             14,950,000   THB          436,035
   European Investment Bank, 2.125%, 9/20/07 .......................     Supranational d         221,000,000   JPY        1,888,440
   Government of Argentina,
  e,f FRN, 5.475%, 8/03/12 .........................................       Argentina               3,347,000              2,382,980
    g GDP Linked Security, 12/15/35 ................................       Argentina              23,335,000              3,231,898
    g GDP Linked Security, 12/15/35 ................................       Argentina               7,900,000   EUR        1,392,607
   Government of Austria, 5.00%, 7/15/12 ...........................         Austria               2,114,000   EUR        2,948,150
   Government of Belgium, 5.00%, 9/28/12 ...........................         Belgium                 776,000   EUR        1,083,430
   Government of Canada,
      4.50%, 9/01/07 ...............................................          Canada               1,762,000   CAD        1,530,979
      6.00%, 6/01/08 ...............................................          Canada                 975,000   CAD          864,841
      6.00%, 6/01/11 ...............................................          Canada               3,016,000   CAD        2,816,492
   Government of Finland, 3.00%, 7/04/08 ...........................         Finland                 815,000   EUR        1,074,732
   Government of France, 4.00%, 10/25/09 ...........................          France                 712,000   EUR          950,412
   Government of Germany, 5.00%, 7/04/11 ...........................         Germany                 615,000   EUR          851,926
   Government of Indonesia,
      14.275%, 12/15/13 ............................................        Indonesia          6,653,000,000   IDR          899,522
      10.75%, 5/15/16 ..............................................        Indonesia         26,600,000,000   IDR        3,085,600
      11.00%, 11/15/20 .............................................        Indonesia         18,000,000,000   IDR        2,064,854
      12.80%, 6/15/21 ..............................................        Indonesia          7,415,000,000   IDR          956,496
      11.00%, 9/15/25 ..............................................        Indonesia            900,000,000   IDR          103,019
      12.00%, 9/15/26 ..............................................        Indonesia          8,540,000,000   IDR        1,059,896
 b Government of Iraq, 144A, 5.80%, 1/15/28 ........................          Iraq                   600,000                390,000
   Government of Malaysia,
      3.135%, 12/17/07 .............................................         Malaysia              3,853,000   MYR        1,112,230
      6.45%, 7/01/08 ...............................................         Malaysia             10,885,000   MYR        3,263,364
   Government of Mexico, 10.00%, 12/05/24 ..........................          Mexico                 152,000 h MXN        1,696,079
   Government of New Zealand, 7.00%, 7/15/09 .......................       New Zealand             8,043,000   NZD        5,755,291
   Government of Poland,
      8.50%, 5/12/07 ...............................................          Poland               7,550,000   PLN        2,619,036
      6.00%, 5/24/09 ...............................................          Poland               9,900,000   PLN        3,514,061
      6.25%, 10/24/15 ..............................................          Poland               2,700,000   PLN        1,002,252
      5.75%, 9/23/22 ...............................................          Poland               4,075,000   PLN        1,472,949
   Government of Singapore,
      1.50%, 4/01/08 ...............................................        Singapore                200,000   SGD          130,528
      5.625%, 7/01/08 ..............................................        Singapore              1,950,000   SGD        1,334,927
   Government of Slovakia,
      4.80%, 4/14/09 ...............................................     Slovak Republic             700,000   SKK           28,574
      4.90%, 2/11/14 ...............................................     Slovak Republic          86,500,000   SKK        3,615,349
      5.30%, 5/12/19 ...............................................     Slovak Republic             600,000   SKK           26,570


                                       Quarterly Statements of Investments | 109

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL ASSET ALLOCATION FUND                             COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
   Government of Sweden,
      8.00%, 8/15/07 ...............................................         Sweden               40,500,000   SEK     $  5,893,620
      6.50%, 5/05/08 ...............................................         Sweden               18,000,000   SEK        2,656,515
      5.50%, 10/08/12 ..............................................         Sweden               21,630,000   SEK        3,333,532
   Korea Treasury Note,
      3.75%, 9/10/07 ...............................................       South Korea         1,900,000,000   KRW        2,009,750
      4.50%, 9/09/08 ...............................................       South Korea           600,000,000   KRW          634,660
      4.25%, 9/10/08 ...............................................       South Korea         9,624,060,000   KRW       10,146,402
   New South Wales Treasury Corp., 8.00%, 3/01/08 ..................        Australia              2,471,000   AUD        2,026,922
   Nota Do Tesouro Nacional,
      9.762%, 1/01/12 ..............................................         Brazil                    8,700 i BRL        3,962,456
    j Index Linked, 6.00%, 11/15/09 ................................         Brazil                    1,250 i BRL          951,061
    j Index Linked, 6.00%, 5/15/15 .................................         Brazil                    1,300 i BRL          953,080
                                                                                                                       ------------
   TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
     (COST $76,689,291) ............................................                                                     89,028,979
                                                                                                                       ------------
   U.S. GOVERNMENT AND AGENCY SECURITIES (COST $3,377,500) 0.9%
   FNMA, 2.125%, 10/09/07 ..........................................      United States          370,000,000   JPY        3,164,873
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $237,205,825) .................                                                    319,079,377
                                                                                                                       ------------
   SHORT TERM INVESTMENTS 10.1%
   FOREIGN GOVERNMENT SECURITIES 6.8%
   Bank Negara Monetary Note, 3.569%, 2/14/08 ......................        Malaysia               2,800,000   MYR          810,401
   Bank of Thailand Bond, 5.25%, 11/10/07 ..........................        Thailand               3,762,000   THB          108,319
 k Canada Treasury Bill, 6/14/07 ...................................         Canada                2,500,000   CAD        2,146,629
 k Egypt Certificate of Deposit, 9/12/07 ...........................          Egypt                2,000,000   EGP          337,734
 k Egypt Treasury Bill,
      6/19/07 ......................................................          Egypt                1,075,000   EGP          185,512
      7/31/07 ......................................................          Egypt                4,175,000   EGP          713,552
      8/28/07 ......................................................          Egypt                1,075,000   EGP          182,493
      9/25/07 ......................................................          Egypt                1,000,000   EGP          168,593
      11/20/07 .....................................................          Egypt               14,475,000   EGP        2,408,625
   Government of Singapore, 2.625%, 10/01/07 .......................        Singapore                530,000   SGD          349,605
   Government of Thailand, 5.60%, 7/07/07 ..........................        Thailand               7,540,000   THB          216,278
 k Norway Treasury Bill,
      6/20/07 ......................................................         Norway                5,300,000   NOK          864,052
      9/19/07 ......................................................         Norway               12,600,000   NOK        2,031,499
      12/19/07 .....................................................         Norway               29,570,000   NOK        4,710,829
   Queensland Treasury Corp., 07G, 8.00%, 9/14/07 ..................        Australia              1,360,000   AUD        1,107,899


110 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL ASSET ALLOCATION FUND                               COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT c         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 10.1%
   FOREIGN GOVERNMENT SECURITIES (CONTINUED)
 k Thailand Treasury Bill,
      4/05/07 ......................................................          Thailand            47,000,000 THB       $  1,342,163
      5/03/07 ......................................................          Thailand            62,969,000 THB          1,792,787
      6/07/07 ......................................................          Thailand            47,000,000 THB          1,332,950
      8/02/07 ......................................................          Thailand             6,492,000 THB            183,060
      9/06/07 ......................................................          Thailand             4,740,000 THB            133,073
      10/04/07 .....................................................          Thailand            26,495,000 THB            741,657
      11/08/07 .....................................................          Thailand             7,920,000 THB            221,020
      12/06/07 .....................................................          Thailand            43,650,000 THB          1,214,808
      1/10/08 ......................................................          Thailand            45,682,000 THB          1,265,624
                                                                                                                       ------------
   TOTAL FOREIGN GOVERNMENT SECURITIES (COST $23,677,314) ..........                                                     24,569,162
                                                                                                                       ------------
   TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
     (COST $260,883,139) ...........................................                                                    343,648,539
                                                                                                                       ------------

                                                                                             --------------------
                                                                                                   SHARES
                                                                                             --------------------
   MONEY MARKET FUND (COST $11,821,356) 3.3%
 l Franklin Institutional Fiduciary Trust Money Market
     Portfolio, 4.99% ..............................................      United States           11,821,356             11,821,356
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $272,704,495) 98.9% .....................                                                    355,469,895
   NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.1)% ........                                                       (182,154)
   OTHER ASSETS, LESS LIABILITIES 1.2% .............................                                                      4,280,180
                                                                                                                       ------------
   NET ASSETS 100.0% ...............................................                                                   $359,567,921
                                                                                                                       ============


See Currency and Selected Portfolio Abbreviations on page 123.

a     Non-income producing for the twelve months ended March 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2007, the aggregate value of these securities was $4,883,147, representing 1.36% of net assets.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d A supranational organization is an entity formed by two or more central governments through international treaties.

e     The coupon rate shown represents the rate at period end.

f The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

g Securities are linked to the Argentine GDP and do not pay principal over life of security or at expiration. Securities entitle the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of these GDP linked securities.

h     Principal amount is stated in 100 Peso units.

i     Principal amount is stated in 1,000 Real units.

j     Redemption price at maturity is adjusted for inflation.

k     The security is traded on a discount basis with no stated coupon rate.

l The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 111

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL INCOME SECURITIES FUND                                                      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT AND AGENCY SECURITIES 75.7%
    ARGENTINA 3.3%
    Government of Argentina,
     b,c FRN, 5.475%, 8/03/12 ................................................................       13,692,000        $  9,748,362
       d GDP Linked Security, 12/15/35 .......................................................       13,185,000           1,826,122
       d GDP Linked Security, 12/15/35 .......................................................        4,380,000 EUR         772,104
                                                                                                                       ------------
                                                                                                                         12,346,588
                                                                                                                       ------------
    AUSTRALIA 1.0%
    New South Wales Treasury Corp., 8.00%, 3/01/08 ...........................................        4,700,000 AUD       3,855,334
                                                                                                                       ------------
    AUSTRIA 0.3%
    Government of Austria,
         5.50%, 10/20/07 .....................................................................          425,000 EUR         571,795
         5.00%, 7/15/12 ......................................................................          400,000 EUR         557,833
                                                                                                                       ------------
                                                                                                                          1,129,628
                                                                                                                       ------------
    BELGIUM 0.3%
    Government of Belgium, 7.50%, 7/29/08 ....................................................          686,000 EUR         955,649
                                                                                                                       ------------
    BRAZIL 6.5%
    Nota Do Tesouro Nacional,
         9.762%, 1/01/10 .....................................................................            2,450 e BRL     1,141,889
         9.762%, 1/01/12 .....................................................................           25,950 e BRL    11,819,049
         9.762%, 1/01/14 .....................................................................            7,100 e BRL     3,169,273
         10.00%, 1/01/17 .....................................................................           10,390 e BRL     4,550,334
       f Index Linked, 6.00%, 11/15/09 .......................................................            2,500 e BRL     1,902,122
       f Index Linked, 6.00%, 5/15/15 ........................................................            2,750 e BRL     2,016,131
                                                                                                                       ------------
                                                                                                                         24,598,798
                                                                                                                       ------------
    CANADA 1.8%
    Province of Alberta, 5.00%, 12/16/08 .....................................................          170,000 CAD         149,943
    Province of Manitoba, 6.375%, 9/01/15 ....................................................        1,638,000 NZD       1,110,369
    Province of Newfoundland, 5.90%, 12/12/07 ................................................          300,000 CAD         263,605
    Province of Ontario,
         6.125%, 9/12/07 .....................................................................        3,555,000 CAD       3,110,848
         3.875%, 3/08/08 .....................................................................        1,925,000 CAD       1,666,855
         6.25%, 6/16/15 ......................................................................          925,000 NZD         617,979
                                                                                                                       ------------
                                                                                                                          6,919,599
                                                                                                                       ------------
    FINLAND 0.2%
    Government of Finland, 5.375%, 7/04/13 ...................................................          540,000 EUR         772,524
                                                                                                                       ------------
    FRANCE 0.1%
    Government of France, 4.00%, 10/25/09 ....................................................          195,000 EUR         260,296
                                                                                                                       ------------
    GERMANY 3.4%
    KfW Bankengruppe,
       b FRN, 0.325%, 8/08/11 ................................................................    1,280,000,000 JPY      10,867,145
         senior note, 8.25%, 9/20/07 .........................................................      129,000,000 ISK       1,906,520
                                                                                                                       ------------
                                                                                                                         12,773,665
                                                                                                                       ------------


112 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL INCOME SECURITIES FUND                                                      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    GREECE 0.1%
    Government of the Hellenic Republic, 3.25%, 6/21/07 ......................................          270,000 EUR    $    359,975
                                                                                                                       ------------
    INDONESIA 7.1%
    Government of Indonesia,
       10.00%, 10/15/11 ......................................................................    1,800,000,000 IDR         204,164
       11.00%, 12/15/12 ......................................................................      450,000,000 IDR          53,162
       14.25%, 6/15/13 .......................................................................   11,269,000,000 IDR       1,508,502
       14.275%, 12/15/13 .....................................................................   21,167,000,000 IDR       2,861,895
       11.00%, 10/15/14 ......................................................................    3,390,000,000 IDR         400,949
       10.75%, 5/15/16 .......................................................................    3,300,000,000 IDR         382,800
       10.00%, 7/15/17 .......................................................................    3,500,000,000 IDR         386,439
       11.50%, 9/15/19 .......................................................................   30,075,000,000 IDR       3,577,827
       11.00%, 11/15/20 ......................................................................   31,230,000,000 IDR       3,582,521
       12.80%, 6/15/21 .......................................................................   35,265,000,000 IDR       4,549,002
       12.90%, 6/15/22 .......................................................................   10,710,000,000 IDR       1,390,419
       11.75%, 8/15/23 .......................................................................    5,491,000,000 IDR         664,938
       11.00%, 9/15/25 .......................................................................   19,850,000,000 IDR       2,272,146
       12.00%, 9/15/26 .......................................................................    8,230,000,000 IDR       1,021,422
       10.25%, 7/15/27 .......................................................................   33,720,000,000 IDR       3,631,637
       FR43, 10.25%, 7/15/22 .................................................................    2,500,000,000 IDR         270,548
                                                                                                                       ------------
                                                                                                                         26,758,371
                                                                                                                       ------------
    IRAQ 1.6%
  g Government of Iraq, Reg S, 5.80%, 1/15/28 ................................................        9,300,000           6,045,000
                                                                                                                       ------------
    MALAYSIA 4.6%
    Government of Malaysia,
       8.60%, 12/01/07 .......................................................................       25,395,000 MYR       7,592,958
       3.135%, 12/17/07 ......................................................................       14,625,000 MYR       4,221,740
       6.45%, 7/01/08 ........................................................................       12,142,000 MYR       3,640,217
       4.305%, 2/27/09 .......................................................................        3,660,000 MYR       1,074,953
       7.00%, 3/15/09 ........................................................................        1,920,000 MYR         592,576
                                                                                                                       ------------
                                                                                                                         17,122,444
                                                                                                                       ------------
    MEXICO 4.3%
    Government of Mexico,
     h 144A, 7.50%, 3/08/10 ..................................................................          450,000 EUR         653,175
       8.00%, 12/17/15 .......................................................................          726,000 i MXN     6,752,487
       10.00%, 12/05/24 ......................................................................          775,000 i MXN     8,647,773
                                                                                                                       ------------
                                                                                                                         16,053,435
                                                                                                                       ------------
    NEW ZEALAND 0.5%
    Government of New Zealand, 7.00%, 7/15/09 ................................................        2,435,000 NZD       1,742,401
                                                                                                                       ------------
    PERU 1.1%
    Government of Peru,
       8.60%, 8/12/17 ........................................................................        6,185,000 PEN       2,337,419
       7.84%, 8/12/20 ........................................................................        4,945,000 PEN       1,801,681
                                                                                                                       ------------
                                                                                                                          4,139,100
                                                                                                                       ------------


                                       Quarterly Statements of Investments | 113

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL INCOME SECURITIES FUND                                                      PRINCIPAL AMOUNT a        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    PHILIPPINES 0.1%
  g Government of the Philippines, Reg S, 9.125%, 2/22/10 ....................................          330,000 EUR    $    492,370
                                                                                                                       ------------
    POLAND 7.3%
    Government of Poland,
       8.50%, 5/12/07 ........................................................................       16,290,000 PLN       5,650,873
       5.75%, 6/24/08 ........................................................................        3,900,000 PLN       1,365,855
       6.00%, 5/24/09 ........................................................................        8,195,000 PLN       2,908,861
       5.75%, 9/23/22 ........................................................................       48,750,000 PLN      17,621,166
                                                                                                                       ------------
                                                                                                                         27,546,755
                                                                                                                       ------------
    SINGAPORE 1.7%
    Government of Singapore,
       2.625%, 10/01/07 ......................................................................        5,900,000 SGD       3,891,826
       1.50%, 4/01/08 ........................................................................          350,000 SGD         228,424
       5.625%, 7/01/08 .......................................................................        3,240,000 SGD       2,218,034
                                                                                                                       ------------
                                                                                                                          6,338,284
                                                                                                                       ------------
    SLOVAK REPUBLIC 2.6%
    Government of Slovakia,
       4.95%, 3/05/08 ........................................................................       81,000,000 SKK       3,281,913
       4.80%, 4/14/09 ........................................................................       33,500,000 SKK       1,367,484
       4.90%, 2/05/10 ........................................................................        1,000,000 SKK          41,272
       8.50%, 8/17/10 ........................................................................       70,000,000 SKK       3,203,601
       7.50%, 3/13/12 ........................................................................       19,000,000 SKK         880,769
       5.00%, 1/22/13 ........................................................................        6,000,000 SKK         251,902
       4.90%, 2/11/14 ........................................................................        4,900,000 SKK         204,800
       5.30%, 5/12/19 ........................................................................       11,200,000 SKK         495,970
                                                                                                                       ------------
                                                                                                                          9,727,711
                                                                                                                       ------------
    SOUTH AFRICA 0.1%
    Government of South Africa, 5.25%, 5/16/13 ...............................................          200,000 EUR         274,969
                                                                                                                       ------------
    SOUTH KOREA 8.1%
    Korea Treasury Note,
       3.75%, 9/10/07 ........................................................................    5,950,000,000 KRW       6,293,691
       4.25%, 3/10/08 ........................................................................    2,700,000,000 KRW       2,853,309
       4.75%, 3/12/08 ........................................................................    3,768,000,000 KRW       3,998,091
       4.50%, 9/09/08 ........................................................................    1,945,000,000 KRW       2,057,357
       4.25%, 9/10/08 ........................................................................   14,364,690,000 KRW      15,144,328
                                                                                                                       ------------
                                                                                                                         30,346,776
                                                                                                                       ------------
    SPAIN 0.1%
    Government of Spain, 6.00%, 1/31/08 ......................................................          390,000 EUR         528,821
                                                                                                                       ------------
  j SUPRANATIONAL 3.8%
    European Investment Bank,
       2.125%, 9/20/07 .......................................................................      300,000,000 JPY       2,563,494
     b senior note, FRN, 0.333%, 9/21/11 .....................................................    1,340,000,000 JPY      11,373,381
    Inter-American Development Bank, 6.00%, 12/15/17 .........................................          575,000 NZD         381,381
                                                                                                                       ------------
                                                                                                                         14,318,256
                                                                                                                       ------------


114 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL INCOME SECURITIES FUND                                                      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    SWEDEN 11.8%
    Government of Sweden,
       8.00%, 8/15/07 ........................................................................      148,705,000 SEK    $ 21,639,772
       6.50%, 5/05/08 ........................................................................      116,300,000 SEK      17,164,041
  k Sweden Treasury Bill, 12/19/07 ...........................................................       38,775,000 SEK       5,419,826
                                                                                                                       ------------
                                                                                                                         44,223,639
                                                                                                                       ------------
    THAILAND 0.4%
    Bank of Thailand Bond,
       5.00%, 1/12/08 ........................................................................       14,350,000 THB         413,415
       5.50%, 8/10/08 ........................................................................       23,700,000 THB         691,239
    Government of Thailand,
       4.125%, 2/12/08 .......................................................................        9,000,000 THB         257,566
       8.50%, 12/08/08 .......................................................................        1,000,000 THB          30,687
                                                                                                                       ------------
                                                                                                                          1,392,907
                                                                                                                       ------------
    UNITED STATES 3.5%
    FNMA,
       2.125%, 10/09/07 ......................................................................    1,350,000,000 JPY      11,547,509
       1.75%, 3/26/08 ........................................................................      180,000,000 JPY       1,544,155
                                                                                                                       ------------
                                                                                                                         13,091,664
                                                                                                                       ------------
    TOTAL GOVERNMENT AND AGENCY SECURITIES (COST $268,875,852) ...............................                          284,114,959
                                                                                                                       ------------
    SHORT TERM INVESTMENTS 21.6%
    GOVERNMENT AND AGENCY SECURITIES 19.0%
    AUSTRALIA 0.5%
    Queensland Treasury Corp., 07G, 8.00%, 9/14/07 ...........................................        2,400,000 AUD       1,955,115
                                                                                                                       ------------
    CANADA 3.4%
    Government of Canada, 4.50%, 9/01/07 .....................................................       14,655,000 CAD      12,733,538
                                                                                                                       ------------
    EGYPT 5.4%
  k Egypt Certificate of Deposit, 9/12/07 ....................................................       10,000,000 EGP       1,688,670
k,l Egypt Treasury Bill, 4/01/08 .............................................................       11,375,000 EGP       1,834,643
  k Egypt Treasury Bills, 4/17/07 - 2/12/08 ..................................................       99,400,000 EGP      16,616,745
                                                                                                                       ------------
                                                                                                                         20,140,058
                                                                                                                       ------------
    MALAYSIA 0.5%
    Bank Negara Monetary Note,
     k 2/28/08 ...............................................................................        4,300,000 MYR       1,204,477
       3.546%, 1/11/08 .......................................................................        2,960,000 MYR         856,367
                                                                                                                       ------------
                                                                                                                          2,060,844
                                                                                                                       ------------
    NORWAY 4.6%
  k Norway Treasury Bill,
       9/19/07 ...............................................................................       39,900,000 NOK       6,433,080
       12/19/07 ..............................................................................       44,930,000 NOK       7,157,848
  k Norway Treasury Bills, 6/20/07 - 3/19/08 .................................................       22,865,000 NOK       3,648,866
                                                                                                                       ------------
                                                                                                                         17,239,794
                                                                                                                       ------------


                                       Quarterly Statements of Investments | 115

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL INCOME SECURITIES FUND                                                      PRINCIPAL AMOUNT a        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (CONTINUED)
    GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    THAILAND 4.6%
    Government of Thailand, 5.60%, 7/07/07 ...................................................       11,960,000 THB    $    343,062
  k Thailand Treasury Bills, 4/05/07 - 1/10/08 ...............................................      599,930,000 THB      16,856,619
                                                                                                                       ------------
                                                                                                                         17,199,681
                                                                                                                       ------------
    TOTAL GOVERNMENT AND AGENCY SECURITIES (COST $69,419,840) ................................                           71,329,030
                                                                                                                       ------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $338,295,692) ........................                          355,443,989
                                                                                                                       ------------
    UNITED STATES 2.6%
    REPURCHASE AGREEMENT (COST $9,929,572) 2.6%
  m Joint Repurchase Agreement, 5.257%, 4/02/07 (Maturity Value $9,933,923) ..................        9,929,572           9,929,572
       ABN AMRO Bank, NV, New York Branch (Maturity Value $935,975)
       Banc of America Securities LLC (Maturity Value  $894,649)
       Barclays Capital Inc. (Maturity Value $894,649)
       Bear, Stearns & Co. Inc. (Maturity Value $822,827)
       BNP Paribas Securities Corp. (Maturity Value $894,649)
       Credit Suisse Securities (USA) LLC (Maturity Value $123,280)
       Deutsche Bank Securities Inc. (Maturity Value $894,649)
       Goldman, Sachs & Co. (Maturity Value $894,649)
       Greenwich Capital Markets Inc. (Maturity Value $894,649)
       Merrill Lynch Government Securities Inc. (Maturity Value $894,649)
       Morgan Stanley & Co. Inc. (Maturity Value $894,649)
       UBS Securities LLC (Maturity Value $894,649)
         Collateralized by U.S. Government Agency Securities, 2.69% - 7.125%,
          4/16/07 - 2/17/12; k U.S. Government Agency Discount Notes, 7/06/07 - 4/20/09;
          and U.S. Treasury Notes, 2.75% - 6.50%, 5/15/07 - 1/31/12
                                                                                                                       ------------
    TOTAL SHORT TERM INVESTMENTS (COST $79,349,412) ..........................................                           81,258,602
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $348,225,264) 97.3% ..............................................                          365,373,561
    NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.0% n .................................                               39,924
    OTHER ASSETS, LESS LIABILITIES 2.7% ......................................................                           10,023,537
                                                                                                                       ------------
    NET ASSETS 100.0% ........................................................................                         $375,437,022
                                                                                                                       ============


116 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
    TEMPLETON GLOBAL INCOME SECURITIES FUND
--------------------------------------------------------------------------------

See Currency and Selected Portfolio Abbreviations on page 123.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The coupon rate shown represents the rate at period end.

c The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

d Securities are linked to the Argentine GDP and do not pay principal over life of security or at expiration. Securities entitle the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of these GDP linked securities.

e     Principal amount is stated in 1,000 Real units.

f     Redemption price at maturity is adjusted for inflation.

g Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2007, the aggregate value of these securities was $6,537,370, representing 1.74% of net assets.

h Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2007, the value of this security was $653,175, representing 0.17% of net assets.

i     Principal amount is stated in 100 Peso units.

j A supranational organization is an entity formed by two or more central governments through international treaties.

k     The security is traded on a discount basis with no stated coupon rate.

l     Security purchased on a when-issued or delayed delivery basis.

m Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.

n     Rounds to less than 0.1% of net assets.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 117

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GROWTH SECURITIES FUND                                                     COUNTRY        SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 93.5%
   AEROSPACE & DEFENSE 1.6%
   BAE Systems PLC .............................................................    United Kingdom      1,366,792   $    12,370,465
 a BAE Systems PLC, 144A .......................................................    United Kingdom            364             3,295
   Raytheon Co. ................................................................    United States         542,957        28,483,524
 b Rolls-Royce Group PLC .......................................................    United Kingdom      1,349,842        13,126,695
 b Rolls-Royce Group PLC, B ....................................................    United Kingdom     79,910,646           161,159
                                                                                                                    ---------------
                                                                                                                         54,145,138
                                                                                                                    ---------------
   AIR FREIGHT & LOGISTICS 1.2%
   Deutsche Post AG ............................................................       Germany          1,313,632        39,717,120
                                                                                                                    ---------------
   AUTO COMPONENTS 0.6%
   Lear Corp. ..................................................................    United States         240,108         8,766,343
   Valeo SA ....................................................................        France            202,767        11,890,177
                                                                                                                    ---------------
                                                                                                                         20,656,520
                                                                                                                    ---------------
   AUTOMOBILES 3.1%
   Bayerische Motoren Werke AG .................................................       Germany            859,457        50,765,504
   Harley-Davidson Inc. ........................................................    United States         299,480        17,594,450
   Peugeot SA ..................................................................        France            529,892        37,335,310
                                                                                                                    ---------------
                                                                                                                        105,695,264
                                                                                                                    ---------------
   BUILDING PRODUCTS 1.0%
   American Standard Cos. Inc. .................................................    United States         252,980        13,412,999
   Assa Abloy AB, B ............................................................        Sweden            886,200        20,374,311
                                                                                                                    ---------------
                                                                                                                         33,787,310
                                                                                                                    ---------------
   CAPITAL MARKETS 1.8%
   The Bank of New York Co. Inc. ...............................................    United States         722,616        29,302,079
   Nomura Holdings Inc. ........................................................        Japan             433,174         9,024,075
   UBS AG ......................................................................     Switzerland          364,684        21,662,911
                                                                                                                    ---------------
                                                                                                                         59,989,065
                                                                                                                    ---------------
   COMMERCIAL BANKS 9.8%
   Hana Financial Group Inc. ...................................................     South Korea          161,640         8,366,317
   HSBC Holdings PLC ...........................................................    United Kingdom      3,968,534        68,977,790
   Intesa Sanpaolo SpA .........................................................        Italy           5,472,470        41,547,172
   Kookmin Bank ................................................................     South Korea          426,140        38,225,333
   Mitsubishi UFJ Financial Group Inc. .........................................        Japan               3,886        43,857,440
   Royal Bank of Scotland Group PLC ............................................    United Kingdom      1,560,360        60,910,512
   Shinsei Bank Ltd. ...........................................................        Japan           6,411,000        30,737,112
   UniCredito Italiano SpA .....................................................        Italy           4,284,257        40,765,052
                                                                                                                    ---------------
                                                                                                                        333,386,728
                                                                                                                    ---------------
   COMPUTERS & PERIPHERALS 1.2%
   Seagate Technology ..........................................................    United States       1,741,718        40,582,029
                                                                                                                    ---------------
   DIVERSIFIED CONSUMER SERVICES 0.6%
   H&R Block Inc. ..............................................................    United States         892,279        18,773,550
                                                                                                                    ---------------


118 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GROWTH SECURITIES FUND                                                     COUNTRY        SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   DIVERSIFIED FINANCIAL SERVICES 1.6%
   ING Groep NV ................................................................      Netherlands       1,276,910   $    53,971,143
                                                                                                                    ---------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 4.1%
   BCE Inc. ....................................................................         Canada           617,354        17,459,167
   Belgacom ....................................................................        Belgium           233,162        10,353,258
   France Telecom SA ...........................................................         France         1,428,670        37,719,524
   KT Corp., ADR ...............................................................      South Korea         862,201        19,304,680
   Singapore Telecommunications Ltd. ...........................................       Singapore        5,541,000        11,978,172
   Telefonos de Mexico SA de CV, L, ADR ........................................         Mexico           604,945        20,205,163
   Telenor ASA .................................................................         Norway         1,194,827        21,226,344
                                                                                                                    ---------------
                                                                                                                        138,246,308
                                                                                                                    ---------------
   ELECTRIC UTILITIES 0.3%
   Hong Kong Electric Holdings Ltd. ............................................       Hong Kong        1,857,681         9,534,434
                                                                                                                    ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
 b Celestica Inc. ..............................................................         Canada           343,812         2,107,568
 b Flextronics International Ltd. ..............................................       Singapore          641,110         7,013,743
   Hitachi Ltd. ................................................................         Japan          1,996,278        15,483,034
                                                                                                                    ---------------
                                                                                                                         24,604,345
                                                                                                                    ---------------
   FOOD PRODUCTS 1.0%
   Nestle SA ...................................................................      Switzerland          86,034        33,498,367
                                                                                                                    ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
 b Boston Scientific Corp. .....................................................    United States       3,115,270        45,296,026
   Olympus Corp. ...............................................................         Japan                800            27,358
                                                                                                                    ---------------
                                                                                                                         45,323,384
                                                                                                                    ---------------
   HEALTH CARE PROVIDERS & SERVICES 0.5%
 b Tenet Healthcare Corp. ......................................................    United States       2,881,768        18,529,768
                                                                                                                    ---------------
   HOTELS, RESTAURANTS & LEISURE 2.0%
   Accor SA ....................................................................        France            328,900        31,422,477
   Compass Group PLC ...........................................................    United Kingdom      5,578,849        37,320,659
                                                                                                                    ---------------
                                                                                                                         68,743,136
                                                                                                                    ---------------
   HOUSEHOLD DURABLES 1.0%
   Koninklijke Philips Electronics NV ..........................................     Netherlands          912,198        34,828,188
                                                                                                                    ---------------
   INDUSTRIAL CONGLOMERATES 6.0%
   General Electric Co. ........................................................    United States       1,962,260        69,385,514
   Siemens AG ..................................................................       Germany            602,004        64,323,735
   Tyco International Ltd. .....................................................    United States       2,268,472        71,570,292
                                                                                                                    ---------------
                                                                                                                        205,279,541
                                                                                                                    ---------------
   INSURANCE 7.3%
   ACE Ltd. ....................................................................       Bermuda            253,274        14,451,815
   American International Group Inc. ...........................................    United States         953,905        64,121,494
   Aviva PLC ...................................................................    United Kingdom      2,836,666        41,775,897


                                       Quarterly Statements of Investments | 119

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GROWTH SECURITIES FUND                                                     COUNTRY        SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   INSURANCE (CONTINUED)
   Muenchener Rueckversicherungs-Gesellschaft AG ...............................       Germany            175,630   $    29,611,315
   Standard Life Assurance Co. .................................................    United Kingdom      2,431,820        15,119,739
   Swiss Reinsurance Co. .......................................................     Switzerland          328,351        29,986,393
   Torchmark Corp. .............................................................    United States         253,277        16,612,438
   Willis Group Holdings Ltd. ..................................................    United States         648,630        25,672,775
   XL Capital Ltd., A ..........................................................       Bermuda            149,233        10,440,341
                                                                                                                    ---------------
                                                                                                                        247,792,207
                                                                                                                    ---------------
   INTERNET & CATALOG RETAIL 0.6%
 b Expedia Inc. ................................................................    United States         864,020        20,027,984
                                                                                                                    ---------------
   IT SERVICES 2.2%
   Accenture Ltd., A ...........................................................    United States         969,457        37,362,873
   Electronic Data Systems Corp. ...............................................    United States       1,351,260        37,402,877
                                                                                                                    ---------------
                                                                                                                         74,765,750
                                                                                                                    ---------------
   LEISURE EQUIPMENT & PRODUCTS 1.8%
   Eastman Kodak Co. ...........................................................    United States       1,484,649        33,493,681
   FUJIFILM Holdings Corp. .....................................................        Japan             643,837        26,333,695
   Mattel Inc. .................................................................    United States           7,329           202,061
                                                                                                                    ---------------
                                                                                                                         60,029,437
                                                                                                                    ---------------
   MEDIA 11.2%
   British Sky Broadcasting Group PLC ..........................................    United Kingdom      2,318,893        25,732,714
 b Comcast Corp., A ............................................................    United States       1,293,102        32,935,308
 b The DIRECTV Group Inc. ......................................................    United States         771,715        17,803,465
 b Interpublic Group of Cos. Inc. ..............................................    United States       2,797,188        34,433,384
   Mediaset SpA ................................................................        Italy           1,515,050        16,479,562
   News Corp., A ...............................................................    United States       3,066,692        70,901,919
   Pearson PLC .................................................................    United Kingdom      1,800,148        30,885,204
   Reed Elsevier NV ............................................................     Netherlands        2,518,906        44,537,677
   Time Warner Inc. ............................................................    United States       2,727,592        53,788,114
 b Viacom Inc., B ..............................................................    United States       1,325,938        54,509,311
                                                                                                                    ---------------
                                                                                                                        382,006,658
                                                                                                                    ---------------
   MULTI-UTILITIES 1.1%
   DTE Energy Co. ..............................................................    United States         364,932        17,480,243
   National Grid PLC ...........................................................    United Kingdom      1,320,301        20,730,110
                                                                                                                    ---------------
                                                                                                                         38,210,353
                                                                                                                    ---------------
   OFFICE ELECTRONICS 0.7%
   Konica Minolta Holdings Ltd. ................................................        Japan           1,733,800        22,775,021
                                                                                                                    ---------------
   OIL, GAS & CONSUMABLE FUELS 6.8%
   BP PLC ......................................................................    United Kingdom      5,243,945        56,953,836
   El Paso Corp. ...............................................................    United States       2,309,384        33,416,786
   Eni SpA .....................................................................        Italy             647,787        21,073,522
   Repsol YPF SA ...............................................................        Spain             901,858        30,398,708


120 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GROWTH SECURITIES FUND                                                     COUNTRY        SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   OIL, GAS & CONSUMABLE FUELS (CONTINUED)
   Royal Dutch Shell PLC, B ....................................................    United Kingdom      1,694,805   $    56,421,661
   Total SA, B .................................................................        France            487,960        34,178,841
                                                                                                                    ---------------
                                                                                                                        232,443,354
                                                                                                                    ---------------
   PAPER & FOREST PRODUCTS 3.8%
   International Paper Co. .....................................................    United States         855,873        31,153,777
   Sappi Ltd. ..................................................................     South Africa       1,108,320        16,804,301
   Stora Enso OYJ, R ...........................................................       Finland          1,589,082        27,587,813
   Svenska Cellulosa AB, B .....................................................        Sweden            452,391        24,236,042
   UPM-Kymmene OYJ .............................................................       Finland          1,087,262        27,689,334
                                                                                                                    ---------------
                                                                                                                        127,471,267
                                                                                                                    ---------------
   PHARMACEUTICALS 8.5%
   Bristol-Myers Squibb Co. ....................................................    United States       1,093,151        30,345,872
   GlaxoSmithKline PLC .........................................................    United Kingdom      2,203,355        60,562,899
   Merck & Co. Inc. ............................................................    United States         881,201        38,922,648
   Novartis AG .................................................................     Switzerland          351,524        20,158,149
   Pfizer Inc. .................................................................     United States      2,487,813        62,842,156
   Sanofi-Aventis ..............................................................        France            640,537        55,686,872
   Takeda Pharmaceutical Co. Ltd. ..............................................        Japan             304,236        19,956,250
                                                                                                                    ---------------
                                                                                                                        288,474,846
                                                                                                                    ---------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT 0.9%
   Cheung Kong (Holdings) Ltd. .................................................      Hong Kong         1,199,833        15,187,857
   Swire Pacific Ltd., A .......................................................      Hong Kong         1,408,516        15,810,324
                                                                                                                    ---------------
                                                                                                                         30,998,181
                                                                                                                    ---------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
 b Infineon Technologies AG ....................................................       Germany          2,227,809        34,689,985
   Samsung Electronics Co. Ltd. ................................................     South Korea           63,810        38,181,560
                                                                                                                    ---------------
                                                                                                                         72,871,545
                                                                                                                    ---------------
   SOFTWARE 4.3%
 b Cadence Design Systems Inc. .................................................    United States         789,718        16,631,461
   Microsoft Corp. .............................................................    United States       2,376,979        66,246,405
 b Oracle Corp. ................................................................    United States       3,491,900        63,308,147
                                                                                                                    ---------------
                                                                                                                        146,186,013
                                                                                                                    ---------------
   SPECIALTY RETAIL 0.8%
 b Chico's FAS Inc. ............................................................    United States       1,151,710        28,136,275
                                                                                                                    ---------------
   WIRELESS TELECOMMUNICATION SERVICES 2.0%
   Advanced Info Service Public Co. Ltd., fgn ..................................       Thailand         1,708,800         3,270,197
   SK Telecom Co. Ltd. .........................................................     South Korea           80,853        16,455,893
   SK Telecom Co. Ltd., ADR ....................................................     South Korea          108,491         2,540,859
   Vodafone Group PLC ..........................................................    United Kingdom     17,714,106        47,226,342
                                                                                                                    ---------------
                                                                                                                         69,493,291
                                                                                                                    ---------------
   TOTAL COMMON STOCKS (COST $2,559,867,453) ...................................                                      3,180,973,520
                                                                                                                    ---------------


                                       Quarterly Statements of Investments | 121

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
   TEMPLETON GROWTH SECURITIES FUND                                                     COUNTRY        AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 6.0%
   U.S. GOVERNMENT AND AGENCY SECURITIES 6.0%
 c FHLB, 4/02/07 ...............................................................    United States    $ 71,203,000   $    71,203,000
 c FHLMC,
     4/30/07 ...................................................................    United States      77,450,000        77,142,446
     5/24/07 ...................................................................    United States      40,000,000        39,705,640
 c FNMA, 5/08/07 ...............................................................    United States      15,000,000        14,923,575
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $202,918,496) ............................                                        202,974,661
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $2,762,785,949) 99.5% ...............................                                      3,383,948,181
   OTHER ASSETS, LESS LIABILITIES 0.5% .........................................                                         17,348,286
                                                                                                                    ---------------
   NET ASSETS 100.0% ...........................................................                                    $ 3,401,296,467
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 123.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2007, the value of this security was $3,295, representing less than 0.1% of net assets.

b     Non-income producing for the twelve months ended March 31, 2007.

c     The security is traded on a discount basis with no stated coupon rate.


122 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD  -  Australian Dollar
BRL  -  Brazilian Real
CAD  -  Canadian Dollar
EGP  -  Egyptian Pounds
EUR  -  Euro
GBP  -  British Pound
IDR  -  Indonesian Rupiah
ISK  -  Iceland Krona
JPY  -  Japanese Yen
KRW  -  South Korean Won
MXN  -  Mexican Peso
MYR  -  Malaysian Ringgit
NOK  -  Norwegian Krone
NZD  -  New Zealand Dollar
PEN  -  Peruvian Nuevo Sol
PLN  -  Polish Zloty
SEK  -  Swedish Krona
SGD  -  Singapore Dollar
SKK  -  Slovak Koruna
THB  -  Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS

ADR    -  American Depository Receipt
CPO    -  Certificates of Ordinary Participation (usually Mexico)
FFCB   -  Federal Farm Credit Bank
FHLB   -  Federal Home Loan Bank
FHLMC  -  Federal Home Loan Mortgage Corp.
FICO   -  Financing Corp.
FNMA   -  Federal National Mortgage Association
FRN    -  Floating Rate Note
GDP    -  Gross Domestic Product
GDR    -  Global Depository Receipt
GNMA   -  Government National Mortgage Association
HUD    -  Housing and Urban Development
IPC    -  Industrial Pollution Control
L/C    -  Letter of Credit
LIBOR  -  London InterBank Offered Rate
MTN    -  Medium Term Note
PC     -  Participation Certificate
PIBOR  -  Paris InterBank Offered Rate
PIK    -  Payment-In-Kind
PIPES  -  Private Investment in Public Equity Security
PL     -  Project Loan
REIT   -  Real Estate Investment Trust
SBA    -  Small Business Administration
SDR    -  Swedish Depository Receipt
SF     -  Single Family


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 123

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of twenty-two separate funds (the Funds). All Funds are diversified except the Franklin Strategic Income Securities Fund and the Templeton Global Income Securities Fund, which are non-diversified. Shares of the Funds are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

On January 17, 2007, the Trust's Board of Trustees approved a proposal to change the name of the Franklin Real Estate Fund to the Franklin Global Real Estate Securities Fund, effective May 1, 2007.


2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements and joint repurchase agreements are valued at cost.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.


124 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SECURITY VALUATION (CONTINUED)

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. For the Franklin Money Market Fund, securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At March 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                      -----------------------------------------------------------------------
                                                             FRANKLIN
                                         FRANKLIN             GLOBAL           FRANKLIN          FRANKLIN
                                      FLEX CAP GROWTH     COMMUNICATIONS  GROWTH AND INCOME    HIGH INCOME
                                      SECURITIES FUND    SECURITIES FUND   SECURITIES FUND   SECURITIES FUND
                                      -----------------------------------------------------------------------
Cost of investments ...............   $    65,157,783    $   155,596,468    $  575,422,484    $  249,046,750
                                      =======================================================================

Unrealized appreciation ...........   $     8,655,298    $    77,631,607    $  154,684,276    $    8,381,223
Unrealized depreciation ...........          (706,518)        (1,969,654)       (9,952,487)       (5,754,202)
                                      -----------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) .................   $     7,948,780    $    75,661,953    $  144,731,789    $    2,627,021
                                      =======================================================================


                                       Quarterly Statements of Investments | 125

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. INCOME TAXES (CONTINUED)

                                      -----------------------------------------------------------------------
                                          FRANKLIN          FRANKLIN           FRANKLIN          FRANKLIN
                                           INCOME       LARGE CAP GROWTH   LARGE CAP VALUE     MONEY MARKET
                                      SECURITIES FUND   SECURITIES FUND    SECURITIES FUND         FUND
                                      -----------------------------------------------------------------------
Cost of investments ...............   $ 5,713,278,590    $   678,688,049    $   27,302,013    $   46,672,401
                                      =======================================================================

Unrealized appreciation ...........   $   636,523,647    $   109,027,582    $    2,478,833    $           --
Unrealized depreciation ...........       (50,494,470)       (17,164,868)         (137,931)               --
                                      -----------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) .................   $   586,029,177    $    91,862,714    $    2,340,902    $           --
                                      =======================================================================

                                      -----------------------------------------------------------------------
                                                                                                 FRANKLIN
                                          FRANKLIN          FRANKLIN          FRANKLIN         SMALL-MID CAP
                                        REAL ESTATE     RISING DIVIDENDS   SMALL CAP VALUE        GROWTH
                                            FUND         SECURITIES FUND   SECURITIES FUND   SECURITIES FUND
                                      -----------------------------------------------------------------------
Cost of investments ...............   $ 1,110,257,322    $ 1,831,348,513    $1,080,357,824    $1,050,861,186
                                      =======================================================================

Unrealized appreciation ...........   $   532,019,232    $   521,471,772    $  376,095,987    $  318,322,688
Unrealized depreciation ...........       (92,850,248)       (28,534,300)      (59,579,100)      (27,516,703)
                                      -----------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) .................   $   439,168,984    $   492,937,472    $  316,516,887    $  290,805,985
                                      =======================================================================

                                      -----------------------------------------------------------------------
                                          FRANKLIN          FRANKLIN          FRANKLIN
                                      STRATEGIC INCOME   U.S. GOVERNMENT     ZERO COUPON     MUTUAL DISCOVERY
                                       SECURITIES FUND        FUND           FUND - 2010      SECURITIES FUND
                                      -----------------------------------------------------------------------
Cost of investments ...............   $   964,923,297    $   582,200,781    $  115,136,218    $1,255,647,017
                                      =======================================================================

Unrealized appreciation ...........   $    25,383,750    $     5,930,453    $    5,769,215    $  442,866,784
Unrealized depreciation ...........        (8,629,271)        (7,718,017)         (886,639)      (17,831,809)
                                      -----------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) .................   $    16,754,479    $    (1,787,564)   $    4,882,576    $  425,034,975
                                      =======================================================================

                                      -----------------------------------------------------------------------
                                                             TEMPLETON          TEMPLETON        TEMPLETON
                                       MUTUAL SHARES    DEVELOPING MARKETS       FOREIGN        GLOBAL ASSET
                                      SECURITIES FUND     SECURITIES FUND    SECURITIES FUND  ALLOCATION FUND
                                      -----------------------------------------------------------------------
Cost of investments ...............   $ 4,627,778,889    $ 1,183,993,680    $2,967,258,054    $  273,984,270
                                      =======================================================================

Unrealized appreciation ...........   $ 1,277,467,190    $   455,496,229    $  911,946,019    $   85,238,488
Unrealized depreciation ...........       (79,927,043)       (42,518,801)      (34,778,568)       (3,752,863)
                                      -----------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) .................   $ 1,197,540,147    $   412,977,428    $  877,167,451    $   81,485,625
                                      =======================================================================

                                      -----------------------------------
                                         TEMPLETON         TEMPLETON
                                       GLOBAL INCOME        GROWTH
                                      SECURITIES FUND   SECURITIES FUND
                                      -----------------------------------
Cost of investments ...............   $   350,932,369    $ 2,763,497,599
                                      ===================================

Unrealized appreciation ...........   $    16,113,400    $   664,632,526
Unrealized depreciation ...........        (1,672,208)       (44,181,944)
                                      -----------------------------------
Net unrealized appreciation
   (depreciation) .................   $    14,441,192    $   620,450,582
                                      ===================================


126 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. SYNTHETIC EQUITY SWAPS

At March 31, 2007, the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund had the following synthetic equity swaps outstanding:

   MUTUAL DISCOVERY SECURITIES FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF     NOTIONAL    UNREALIZED   UNREALIZED
   CONTRACTS TO BUY                                                               CONTRACTS      VALUE         GAIN         LOSS
-----------------------------------------------------------------------------------------------------------------------------------
   Scottish Power PLC (7.47-7.58 GBP) .........................................     404,877   $ 6,372,926   $  383,854   $       --
   Unrealized gain (loss) on synthetic equity swaps ...........................                                383,854           --
                                                                                                            -----------------------
              Net unrealized gain (loss) on synthetic equity swaps ............                             $  383,854
                                                                                                            ==========

   MUTUAL SHARES SECURITIES FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF     NOTIONAL    UNREALIZED   UNREALIZED
   CONTRACTS TO BUY                                                               CONTRACTS      VALUE         GAIN         LOSS
-----------------------------------------------------------------------------------------------------------------------------------
   Scottish Power PLC (7.41-7.70 GBP) .........................................   2,172,386   $34,194,224   $2,093,849   $       --
   Unrealized gain (loss) on synthetic equity swaps ...........................                              2,093,849           --
                                                                                                            -----------------------
              Net unrealized gain (loss) on synthetic equity swaps ............                             $2,093,849
                                                                                                            ==========

5. FORWARD EXCHANGE CONTRACTS

At March 31, 2007, the Franklin Strategic Income Securities Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund and the Templeton Global Income Securities Fund had the following forward exchange contracts outstanding:

   FRANKLIN STRATEGIC INCOME SECURITIES FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                             CONTRACT       SETTLEMENT   UNREALIZED     UNREALIZED
                                                                             AMOUNT a          DATE         GAIN           LOSS
------------------------------------------------------------------------------------------------------------------------------------
   CONTRACTS TO BUY
       55,000,000       Iceland Krona .................................         741,140       6/20/07    $   78,384   $          --
       82,500,000       Iceland Krona .................................       1,116,373       6/21/07       112,643              --
       82,500,000       Iceland Krona .................................       1,107,383       6/27/07       120,025              --
      259,000,000       Iceland Krona .................................       3,463,493      10/09/07       300,622              --
       37,500,000       Indian Rupee ..................................       1,248,543 NZD  10/29/07            --         (29,719)
       90,000,000       Indian Rupee ..................................       2,970,591 NZD  10/29/07            --         (53,101)

   CONTRACTS TO SELL
       47,681,503       Mexican Peso ..................................   2,286,518,818 CLP   9/12/07            --         (39,160)
       17,883,017       Mexican Peso ..................................     852,483,436 CLP   9/14/07            --         (23,898)
       35,467,487       Mexican Peso ..................................     142,508,364 INR   1/28/08        45,811              --
       26,512,592       Mexican Peso ..................................     104,952,749 INR   2/28/08            --          (1,486)
                                                                                                         ---------------------------
   Unrealized gain (loss) on forward exchange contracts                                                     657,485        (147,364)
                                                                                                         ---------------------------
              Net unrealized gain (loss) on forward exchange contracts                                   $  510,121
                                                                                                         ==========


                                       Quarterly Statements of Investments | 127

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

   MUTUAL DISCOVERY SECURITIES FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                             CONTRACT       SETTLEMENT   UNREALIZED     UNREALIZED
                                                                             AMOUNT a          DATE         GAIN           LOSS
------------------------------------------------------------------------------------------------------------------------------------
   CONTRACTS TO BUY
          10,627,130    Danish Krone ..................................       1,850,000       4/23/07    $   56,793   $          --
          39,288,000    Taiwan Dollar .................................       1,200,000       6/06/07            --         (12,692)

   CONTRACTS TO SELL
          28,125,249    British Pound .................................      55,210,710       4/10/07            --        (125,875)
          19,422,956    Euro ..........................................      25,814,412       4/13/07            --        (138,540)
          29,357,471    Euro ..........................................      37,740,256       4/18/07            --      (1,495,062)
         139,256,212    Danish Krone ..................................      24,313,741       4/23/07            --        (672,570)
           6,303,759    Euro ..........................................       8,308,418       4/24/07            --        (118,383)
          53,349,153    Swiss Franc ...................................      43,887,604       5/07/07            --        (149,900)
          10,000,000    British Pound .................................      19,530,000       5/08/07            --        (143,286)
           2,782,445    New Zealand Dollar ............................       1,880,933       5/08/07            --        (101,520)
           3,012,596    Australian Dollar .............................       2,355,850       5/14/07            --         (78,482)
          87,738,953    Swedish Krona .................................      12,514,350       5/15/07            --         (86,396)
          15,577,304    Euro ..........................................      20,874,901       5/24/07        25,289              --
           9,850,123    Euro ..........................................      13,131,512       6/06/07            --         (58,942)
         149,565,250    Taiwan Dollar .................................       4,700,000       6/06/07       180,044              --
         344,148,649    Norwegian Krone ...............................      55,738,935       6/07/07            --        (980,316)
          64,079,820    Euro ..........................................      85,180,973       6/19/07            --        (668,277)
       2,600,000,000    Japanese Yen ..................................      22,348,962       6/19/07        51,022              --
          14,444,054    Canadian Dollar ...............................      12,500,802       6/26/07            --         (42,853)
          16,816,085    Euro ..........................................      22,146,223       7/13/07            --        (400,196)
           7,139,836    Singapore Dollar ..............................       4,681,859       7/24/07            --         (58,658)
          60,000,000    Swedish Krona .................................       8,601,452       8/15/07            --         (54,334)
          38,110,011    Euro ..........................................      50,420,782       8/27/07            --        (746,832)
          15,823,163    Euro ..........................................      20,991,143       9/13/07            --        (264,662)
       2,600,745,628    Japanese Yen ..................................      22,609,675       9/19/07        44,166              --
       8,434,125,000    Korean Won ....................................       9,000,000       9/27/07         1,040              --
                                                                                                         ---------------------------
   Unrealized gain (loss) on forward exchange contracts                                                     358,354      (6,397,776)
                                                                                                         ---------------------------
           Net unrealized gain (loss) on forward exchange contracts                                                   $  (6,039,422)
                                                                                                                      ==============

   MUTUAL SHARES SECURITIES FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             CONTRACT       SETTLEMENT   UNREALIZED     UNREALIZED
                                                                             AMOUNT a          DATE         GAIN           LOSS
-----------------------------------------------------------------------------------------------------------------------------------
   CONTRACTS TO SELL
          57,459,982    British Pound .................................     112,597,646       4/10/07    $       --   $    (455,188)
          63,431,315    Euro ..........................................      84,304,397       4/13/07            --        (452,520)
          92,489,359    Euro ..........................................     118,073,495       4/18/07            --      (5,535,567)


128 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

   MUTUAL SHARES SECURITIES FUND (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             CONTRACT       SETTLEMENT   UNREALIZED     UNREALIZED
                                                                             AMOUNT a          DATE         GAIN           LOSS
------------------------------------------------------------------------------------------------------------------------------------
   CONTRACTS TO SELL (continued)
         189,644,131    Danish Krone ..................................      33,110,941       4/23/07    $       --   $    (916,319)
          76,643,024    Euro ..........................................     101,010,458       4/24/07            --      (1,445,150)
         250,000,000    Norwegian Krone ...............................      40,057,683       5/07/07            --      (1,110,664)
          47,475,156    Swiss Franc ...................................      39,023,616       5/07/07            --        (165,147)
          51,326,981    British Pound .................................     100,563,630       5/08/07            --        (413,407)
          32,046,042    Australian Dollar .............................      25,060,005       5/14/07            --        (834,841)
         319,120,501    Swedish Krona .................................      45,540,430       5/15/07            --        (290,484)
          46,505,178    Euro ..........................................      62,060,976       5/24/07            --        (184,387)
          41,834,588    Euro ..........................................      55,231,110       6/06/07            --        (790,243)
         594,099,875    Taiwan dollar .................................      18,662,500       6/06/07       708,427              --
         223,786,137    Norwegian Krone ...............................      36,689,557       6/07/07            --        (192,710)
          66,011,963    Euro ..........................................      87,698,180       6/19/07            --        (739,607)
       6,000,000,000    Japanese Yen ..................................      51,574,527       6/19/07       117,743              --
          31,346,683    Canadian Dollar ...............................      27,129,477       6/26/07            --         (92,934)
          36,598,143    Euro ..........................................      48,202,520       7/13/07            --        (866,992)
          17,251,330    Singapore Dollar ..............................      11,312,348       7/24/07            --        (141,730)
         515,000,000    Swedish Krona .................................      73,815,434       8/15/07            --        (480,064)
          73,920,776    Euro ..........................................      97,892,485       8/27/07            --      (1,355,709)
          30,200,000    Euro ..........................................      39,841,293       9/13/07            --        (727,418)
       5,921,299,037    Japanese Yen ..................................      51,477,023       9/19/07       100,556              --
       9,075,118,500    Korean Won ....................................       9,684,000       9/27/07         1,119              --
                                                                                                         ---------------------------
   Unrealized gain (loss) on forward exchange contracts                                                     927,845     (17,191,081)
                                                                                                         ---------------------------
        Net unrealized gain (loss) on forward exchange contracts                                                      $ (16,263,236)
                                                                                                                      ==============

   TEMPLETON GLOBAL ASSET ALLOCATION FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             CONTRACT       SETTLEMENT   UNREALIZED     UNREALIZED
                                                                             AMOUNT a          DATE         GAIN           LOSS
-----------------------------------------------------------------------------------------------------------------------------------
    CONTRACTS TO BUY
          41,300,000    Iceland Krona .................................         556,529       6/20/07    $   58,859   $          --
          61,950,000    Iceland Krona .................................         838,295       6/21/07        84,585              --
          61,950,000    Iceland Krona .................................         867,647       6/25/07        54,427              --
          80,151,813    Indian Rupee ..................................       2,679,766 NZD   7/27/07            --         (68,589)
         349,220,758    Chilean Peso ..................................       7,115,337 MXN   8/16/07         7,895              --
         242,842,847    Chilean Peso ..................................       4,976,696 MXN   8/20/07         3,018              --
         191,937,108    Chilean Peso ..................................       4,002,526 MXN   9/12/07            --          (3,287)
          69,658,179    Chilean Peso ..................................       1,461,258 MXN   9/14/07            --          (1,953)
          47,000,000    Indian Rupee ..................................       1,521,863 NZD   9/21/07            --          (6,756)


                                       Quarterly Statements of Investments | 129

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

    TEMPLETON GLOBAL ASSET ALLOCATION FUND (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             CONTRACT       SETTLEMENT   UNREALIZED     UNREALIZED
                                                                             AMOUNT a          DATE         GAIN          LOSS
------------------------------------------------------------------------------------------------------------------------------------
    CONTRACTS TO BUY (continued)
          87,100,000    Indian Rupee ..................................       2,899,950 NZD  10/29/07    $       --   $     (69,027)
          85,000,000    Indian Rupee ..................................       2,805,558 NZD  10/29/07            --         (50,151)
          81,000,000    Indian Rupee ..................................       2,777,778 NZD  10/30/07            --        (121,102)
          96,724,152    Japanese Yen ..................................         642,600 EUR  12/06/07            --         (17,807)
         250,565,000    Japanese Yen ..................................       1,639,609 EUR   1/04/08            --          (6,338)
         127,176,500    Kazakhstan Tenge ..............................       1,045,000       1/16/08            --         (15,346)
         121,800,000    Kazakhstan Tenge ..............................       1,000,000       1/18/08            --         (13,874)
         121,450,000    Kazakhstan Tenge ..............................       1,000,000       1/18/08            --         (16,708)
                                                                                                         ---------------------------
    Unrealized gain (loss) on forward exchange contracts ..............                                     208,784     (390,938.00)
                                                                                                         ---------------------------
              Net unrealized gain (loss) on forward exchange contracts                                                $    (182,154)
                                                                                                                      ==============

    TEMPLETON GLOBAL INCOME SECURITIES FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             CONTRACT       SETTLEMENT   UNREALIZED     UNREALIZED
                                                                             AMOUNT a          DATE         GAIN           LOSS
-----------------------------------------------------------------------------------------------------------------------------------
    CONTRACTS TO BUY
          33,600,000    Japanese Yen ..................................         300,000       4/19/07    $       --   $     (14,044)
           2,451,400    Romania Leu ...................................         850,000       4/23/07       124,866              --
          34,696,800    Japanese Yen ..................................         240,000 EUR   4/27/07            --         (25,232)
         101,142,000    Japanese Yen ..................................         900,000       5/24/07            --         (35,367)
          21,250,000    Iceland Krona .................................         286,350       6/20/07        30,285              --
          31,875,000    Iceland Krona .................................         431,326       6/21/07        43,521              --
          31,875,000    Iceland Krona .................................         427,852       6/27/07        46,373              --
         426,288,750    Japanese Yen ..................................       3,750,000       7/05/07            --         (86,771)
         433,331,250    Japanese Yen ..................................       3,750,000       7/13/07            --         (22,488)
         175,000,000    Japanese Yen ..................................       1,513,727       7/17/07            --          (7,617)
          27,917,500    Japanese Yen ..................................         250,000       9/04/07            --          (8,234)
          25,000,000    Indian Rupee ..................................         809,502 NZD   9/21/07            --          (3,594)
          79,500,000    Iceland Krona .................................       1,063,118      10/09/07        92,276              --
          14,000,000    Indian Rupee ..................................         462,092 NZD  10/29/07            --          (8,260)
          14,500,000    Indian Rupee ..................................         488,594 NZD  10/29/07            --         (15,587)
          27,925,000    Indian Rupee ..................................         929,749 NZD  10/29/07            --         (22,131)
          31,600,000    Indian Rupee ..................................       1,083,676 NZD  10/30/07            --         (47,245)
          48,073,500    Japanese Yen ..................................         414,034      11/13/07         5,863              --


130 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

    TEMPLETON GLOBAL INCOME SECURITIES FUND (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                             CONTRACT       SETTLEMENT   UNREALIZED     UNREALIZED
                                                                             AMOUNT A          DATE         GAIN           LOSS
------------------------------------------------------------------------------------------------------------------------------------
    CONTRACTS TO BUY (continued)
          96,333,750    Japanese Yen ..................................         825,411      11/13/07    $   16,014   $          --
          38,027,500    Japanese Yen ..................................         335,541      12/05/07            --          (2,508)
           1,235,688    Romania Leu ...................................         484,204      12/27/07           484              --
          49,956,750    Kazakhstan Tenge ..............................         405,000       2/06/08            --            (533)
          57,427,500    Kazakhstan Tenge ..............................         465,000       2/06/08            --             (47)
          28,395,800    Kazakhstan Tenge ..............................         230,000       2/07/08            --             (98)
         773,199,000    Kazakhstan Tenge ..............................       6,300,000       3/25/08            --         (39,783)

    CONTRACTS TO SELL
           2,329,569    New Zealand Dollar ............................      69,677,396 INR   7/27/07    $       --   $     (59,626)
           9,640,135    Mexican Peso ..................................     473,137,801 CLP   8/16/07        10,697              --
           6,597,015    Mexican Peso ..................................     321,907,960 CLP   8/20/07         4,000              --
           7,962,312    Mexican Peso ..................................     380,200,405 CLP   8/21/07            --         (10,569)
           5,422,023    Mexican Peso ..................................     260,007,686 CLP   9/12/07            --          (4,453)
           2,017,928    Mexican Peso ..................................      96,194,629 CLP   9/14/07            --          (2,697)
             357,000    Euro ..........................................      53,735,640 JPY  12/06/07            --          (9,893)
          35,571,270    Mexican Peso ..................................     143,000,063 INR   1/22/08        47,740              --
          30,321,722    Mexican Peso ..................................     121,514,299 INR   1/25/08        32,063              --
          19,609,025    Mexican Peso ..................................      78,255,696 INR   2/27/08        13,056              --
          39,305,785    Mexican Peso ..................................     155,595,882 INR   2/28/08            --          (2,203)
          10,166,171    Mexican Peso ..................................      40,344,448 INR   3/03/08         1,666              --
                                                                                                         ---------------------------
    Unrealized gain (loss) on forward exchange contracts ..............                                     468,904        (428,980)
                                                                                                         ---------------------------
             Net unrealized gain (loss) on forward exchange contracts                                    $   39,924
                                                                                                         ==========

a     In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

CLP - Chilean Peso
EUR - Euro
INR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollar


                                       Quarterly Statements of Investments | 131

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES

At March 31, 2007, the Franklin Global Communications Securities Fund, the Franklin High Income Securities Fund, the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                             ACQUISITION
SHARES          ISSUER                                                           DATE         COST             VALUE
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
      309,399   Dilithium Networks Inc., depository receipt,
                   D, pfd., 144A, PIPES ..................................       7/13/06   $     720,900   $    720,900
                                                                                                           ------------
                      TOTAL RESTRICTED SECURITIES (0.31% of Net Assets) ..                                 $    720,900
                                                                                                           ============

-----------------------------------------------------------------------------------------------------------------------
                                                                             ACQUISITION
SHARES          ISSUER                                                           DATE          COST            VALUE
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN HIGH INCOME SECURITIES FUND
       44,604   a Goss Holdings Inc., B ..................................      11/17/99   $      89,208   $         --
                                                                                                           ------------
                      TOTAL RESTRICTED SECURITIES (0.00% of Net Assets) ..                                 $         --
                                                                                                           ============

a The Fund also invests in unrestricted securities of the issuer, valued at $0 as of March 31, 2007.

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                ACQUISITION
    CONTRACTS   ISSUER                                                              DATES            COST           VALUE
----------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
       16,706   AboveNet Inc. ............................................   10/02/01-11/$5/03       775,157   $     511,872
           23   AboveNet Inc., options to purchase (shares),
                exercise price $20.95, expiration date
                9/09/13 ..................................................     4/17/06-9/08/06            --             604
          550   AboveNet Inc., wts., 9/08/08 .............................   10/02/01-10/02/03        68,164          17,380
          647   AboveNet Inc., wts., 9/08/10 .............................   10/02/01-10/03/03        60,104          18,375
        3,410   Anchor Resource LLC ......................................             6/29/04           ---              --
      445,861   Cerberus FIM Investors Auto Finance LLC ..................            11/20/06       445,861         408,141
    1,330,339   Cerberus FIM Investors Auto Finance LLC,
                   12.00%, 11/22/13 ......................................            11/20/06     1,330,339       1,217,792
       56,972   Cerberus FIM Investors Commercial Finance LLC ............            11/20/06        56,972          52,152
      170,916   Cerberus FIM Investors Commercial Finance
                   LLC, 12.00% 11/22/13 ..................................            11/20/06       170,916         156,457
       97,483   Cerberus FIM Investors Commercial Mortgage LLC ...........            11/20/06        97,483          89,236
      292,448   Cerberus FIM Investors Commercial
                   Mortgage LLC, 12.00%, 11/22/13 ........................            11/20/06       292,448         267,707
      464,414   Cerberus FIM Investors Insurance LLC .....................            11/20/06       464,415         425,125
    1,393,244   Cerberus FIM Investors Insurance LLC,
                   12.00%, 11/22/13 ......................................            11/20/06     1,393,243       1,275,376
      985,020   Cerberus FIM Investors Rescap LLC ........................            11/20/06       985,020         901,687
    2,955,059   Cerberus FIM Investors Rescap LLC,
                   12.00%, 11/22/13 ......................................            11/20/06     2,955,059       2,705,061


132 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                ACQUISITION
  CONTRACTS     ISSUER                                                              DATES            COST           VALUE
----------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND (CONTINUED)
       21,716   DecisionOne Corp. ........................................     9/28/99-7/18/00   $    16,482   $      15,483
       25,788   DecisionOne Corp., 12.00%, 4/15/10 .......................    10/29/99-1/18/07        63,502          25,788
          782   Elephant Capital Holdings Ltd. ...........................     8/23/04-3/22/07        27,891         888,126
          646   Esmark Inc. ..............................................             7/28/06       684,527         536,690
        2,403   Esmark Inc., 8.00%, cvt. pfd., A .........................    11/08/04-1/11/07     2,403,422       2,346,124
      124,400   Florida East Coast Industries Inc. .......................     5/06/97-7/15/04     4,017,621       7,408,704
      451,787   Imagine Group Holdings Ltd. ..............................             8/23/04     4,626,977       4,956,104
      355,744   International Automotive Components Group
                   Brazil LLC ............................................     4/13/06-8/21/06       212,896       2,045,528
       74,174   International Automotive Components Group
                   Japan LLC .............................................     9/26/06-3/27/07       644,542         629,420
    1,512,200   International Automotive Components Group LLC ............    1/12/06-10/16/06     1,512,946       1,512,200
      661,800   International Automotive Components Group NA LLC .........             3/30/07       671,727         661,800
      407,500   International Automotive Components Group
                   NA LLC, 9.00%, 4/01/17 ................................             3/30/07       413,613         407,500
       69,402   Kindred Healthcare Inc. ..................................     5/20/99-3/29/06       845,248       2,161,248
                Kindred Healthcare Inc., options to purchase (shares):
          184      exercise price $23.75, expiration date
                      7/17/11 ............................................     7/17/02-7/17/05            --           1,360
           56      exercise price $26.00, expiration date
                      1/01/12 ............................................     1/13/03-1/01/06            --             288
           56      exercise price $9.07, expiration date
                      1/01/13 ............................................     1/01/04-1/03/07            --           1,236
           42      exercise price $25.99, expiration date
                      1/01/14 ............................................     1/01/05-1/03/07            --             216
           23      exercise price $27.90, expiration date
                      1/10/15 ............................................     1/06/06-1/09/07            --              74
           12      exercise price $28.99, expiration date
                      1/10/16 ............................................             1/09/07            --              27
    2,136,711   Motor Coach Industries International Inc.,
                   FRN, 18.37%, 12/01/08 .................................     5/27/04-2/28/07     2,136,711       2,200,813
            1   Motor Coach Industries International Inc.,
                   wts., 5/29/09 .........................................             3/30/07            --              --
    1,460,000   MPF Corp. Ltd ............................................             5/08/06     7,500,856       6,244,140
        3,830   NCB Warrant Holdings Ltd., A .............................            12/16/05            --         391,924
        2,140   Olympus Re Holdings Ltd. .................................            12/19/01       214,000           2,140
       68,601   Owens Corning Inc., (restricted) .........................   10/20/06-12/20/06     1,935,127       2,076,347
       61,197   Owens Corning Inc., options to purchase (shares),
                   exercise price $37.50, expiration date 1/02/08 ........            12/20/06         6,404              --
       61,197   Owens Corning Inc., options to sell (shares),
                   exercise price $25.00, expiration date 4/06/07 ........            12/20/06         3,051              --


                                       Quarterly Statements of Investments | 133

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                ACQUISITION
  CONTRACTS     ISSUER                                                             DATES             COST           VALUE
----------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND (CONTINUED)
        4,289   PTV Inc., 10.00%, pfd., A ................................    12/07/01-3/06/02   $    12,867   $      16,084
      800,000   The Bankshares Inc. ......................................             3/22/07     8,000,000       8,000,000
      308,000   Wheeling-Pittsburgh Corp., cvt., 6.00%,
                   11/15/08 ..............................................             3/16/07       308,000         308,000
                                                                                                               -------------
                TOTAL RESTRICTED SECURITIES (3.02% of Net Assets) ........                                     $  50,884,329
                                                                                                               =============

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                ACQUISITION
  CONTRACTS     ISSUER                                                              DATES            COST           VALUE
----------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
       56,216   AboveNet Inc. ............................................   10/02/01-11/25/03   $ 2,933,131   $   1,722,458
           78   AboveNet Inc., options to purchase (shares),
                   exercise price $20.95, expiration date
                   9/09/13 ...............................................     4/17/06-9/08/06            --           2,048
        2,231   AboveNet Inc., wts., 9/08/08 .............................   10/02/01-10/02/03       279,787          70,500
        2,625   AboveNet Inc., wts., 9/08/10 .............................   10/02/01-10/03/03       300,103          74,550
        6,820   Anchor Resources LLC .....................................             6/29/04           ---              --
    1,718,514   Cerberus FIM Investors Auto Finance LLC ..................            11/20/06     1,718,514       1,573,128
    5,127,624   Cerberus FIM Investors Auto Finance
                   LLC, 12.00%, 11/22/13 .................................            11/20/06     5,127,624       4,693,827
      219,591   Cerberus FIM Investors Commercial Finance LLC ............            11/20/06       219,591         201,014
      658,773   Cerberus FIM Investors Commercial Finance
                   LLC, 12.00% 11/22/13 ..................................            11/20/06       658,773         603,041
      375,735   Cerberus FIM Investors Commercial Mortgage LLC ...........            11/20/06       375,735         343,948
    1,127,206   Cerberus FIM Investors Commercial
                   Mortgage LLC, 12.00% 11/22/13 .........................            11/20/06     1,127,206       1,031,844
    1,790,026   Cerberus FIM Investors Insurance LLC .....................            11/20/06     1,790,027       1,638,590
    5,370,080   Cerberus FIM Investors Insurance LLC,
                   12.00% 11/22/13 .......................................            11/20/06     5,370,079       4,915,771
    3,796,633   Cerberus FIM Investors Rescap LLC ........................            11/20/06     3,796,633       3,475,438
   11,389,899   Cerberus FIM Investors Rescap LLC,
                   12.00%, 11/22/13 ......................................            11/20/06    11,389,899      10,426,314
      108,227   DecisionOne Corp. ........................................     3/12/99-7/18/00        76,619          77,166
      128,518   DecisionOne Corp., 12.00%, 4/15/10 .......................     3/12/99-1/18/07       304,674         128,518
        4,824   Elephant Capital Holdings Ltd. ...........................     8/29/03-3/22/07       171,909       5,479,185
        3,549   Esmark Inc. ..............................................             7/28/06     3,760,657       2,948,474
       13,200   Esmark Inc., 8.00%, cvt. pfd., A .........................    11/08/04-1/11/07    13,200,426      12,885,728
    1,001,113   Florida East Coast Industries Inc. .......................     5/05/97-7/15/04    30,413,544      59,621,785
    1,451,684   International Automotive Components
                   Group Brazil LLC ......................................     4/13/06-8/21/06       868,763       8,347,183


134 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. RESTRICTED SECURITIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                ACQUISITION
  CONTRACTS     ISSUER                                                              DATES            COST           VALUE
----------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND (CONTINUED)
      269,643   International Automotive Components
                   Group Japan LLC .......................................     9/26/06-3/27/07   $ 2,343,097   $   2,288,116
    6,170,474   International Automotive Components
                   Group LLC .............................................    1/12/06-10/16/06     6,173,501       6,170,474
    2,365,400   International Automotive Components
                   Group NA LLC ..........................................             3/30/07     2,400,881       2,365,400
    1,456,000   International Automotive Components
                   Group NA LLC, 9.00%, 4/01/17 ..........................             3/30/07     1,478,348       1,456,500
      169,244   Kindred Healthcare Inc. ..................................     4/28/99-3/29/06     2,048,722       5,270,427
                Kindred Healthcare Inc., options to purchase (shares):
          450        exercise price $23.75, expiration date
                      7/17/11 ............................................     7/17/02-7/17/05            --           3,326
          134        exercise price $26.00, expiration date
                      1/01/12 ............................................     1/01/03-1/01/06            17             689
          133        exercise price $9.07, expiration date
                      1/01/13 ............................................     1/01/04-1/01/07            --           2,935
           99        exercise price $25.99, expiration date
                      1/01/14 ............................................     1/01/05-1/01/06            --             510
           56        exercise price $27.90, expiration date
                      1/10/15 ............................................             1/06/06            --             181
           28        exercise price $28.89, expiration date
                      1/10/16 ............................................             1/09/07            --              63
   12,396,580   Motor Coach Industries International Inc.,
                   FRN, 18.37%, 12/01/08 .................................     5/07/04-2/28/07    12,396,580      12,768,478
            2   Motor Coach Industries International Inc.,
                   wts., 5/27/09 .........................................             3/30/07            --              --
       23,570   NCB Warrant Holdings Ltd., A .............................            12/16/05            --       2,411,918
       16,280   Olympus Re Holdings Ltd. .................................            12/19/01     1,628,000          16,280
      250,462   Owens Corning Inc., (restricted) .........................   10/20/06-12/20/06     7,065,141       7,580,733
      223,431   Owens Corning Inc., options to purchase (shares),
                   exercise price $37.50, expiration date 1/02/08 ........            12/20/06        23,382              --
      223,431   Owens Corning Inc., options to sell (shares), exercise
                   price $25.00, expiration date 4/06/07 .................            12/20/06        11,139              --
       17,300   PTV Inc., 10.00%, pfd., A ................................    12/07/01-3/06/02        51,900          64,875
    1,690,000   Wheeling-Pittsburgh Corp., cvt., 6.00%,
                   11/15/08 ..............................................             3/16/07     1,690,000       1,690,000
                                                                                                               -------------
                TOTAL RESTRICTED SECURITIES (2.76% of Net Assets) ........                                     $ 162,351,415
                                                                                                               =============


                                       Quarterly Statements of Investments | 135

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Funds for the three months ended March 31, 2007 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF                             NUMBER OF
                                          SHARES HELD                           SHARES HELD     VALUE                     REALIZED
                                         AT BEGINNING     GROSS        GROSS      AT END       AT END        INVESTMENT   CAPITAL
   NAME OF ISSUER                           OF YEAR     ADDITIONS   REDUCTIONS   OF PERIOD    OF PERIOD        INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN REAL ESTATE FUND
   NON-CONTROLLED AFFILIATES
   MortgageIT Holdings Inc. ..........      1,480,500          --    1,480,500           --  $         -- a  $       --  $ 4,195,860
                                                                                             ---------------------------------------
   TOTAL AFFILIATED SECURITIES
     (0.00% of Net Assets) ...........                                                       $         --    $       --  $ 4,195,860
                                                                                             =======================================

a As of March 31, 2007, no longer an affiliate.

   FRANKLIN SMALL CAP VALUE
     SECURITIES FUND
   NON-CONTROLLED AFFILIATES
   Hooker Furniture Corp. ............        733,406          --           --      733,406  $ 14,704,790    $   73,341  $        --
                                                                                             ---------------------------------------
   TOTAL AFFILIATED SECURITIES
     (0.01% of Net Assets)                                                                   $ 14,704,790    $   73,341  $        --
                                                                                             =======================================
   MUTUAL DISCOVERY SECURITIES FUND
   NON-CONTROLLED AFFILIATES
   The Bankshares Inc. ...............             --     800,000           --      800,000  $  8,000,000    $       --  $        --
                                                                                             ---------------------------------------
   TOTAL AFFILIATED SECURITIES
     (0.48% of Net Assets) ...........                                                       $  8,000,000    $       --  $        --
                                                                                             =======================================
   MUTUAL SHARES SECURITIES FUND
   NON-CONTROLLED AFFILIATES
   Esmark Inc. .......................          3,549          --           --        3,549  $  2,948,474    $   28,392  $        --
   Esmark Inc., 8.00%, cvt. pfd., A ..         12,918         282           --       13,200    12,885,728       260,484           --
                                                                                             ---------------------------------------
   TOTAL AFFILIATED SECURITIES
     (0.27% of Net Assets) ...........                                                       $ 15,834,202    $  288,876  $        --
                                                                                             =======================================

8. OTHER CONSIDERATIONS

Officers, directors or employees of Franklin Advisers Inc. and Franklin Mutual Advisers, LLC as the Franklin Income Securities Fund's, the Mutual Discovery Securities Fund's and the Mutual Shares Securities Fund's Investment Manager, serve as members of various bondholders' steering committees, official creditors' committees, or representatives of the Fund in corporate restructuring negotiations. The securities of such companies have been identified on the accompanying Statement of Investments. As a result of this involvement, such individuals may be in possession of certain material, non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to buy or sell any of the securities of such companies, it will comply with all applicable federal securities laws.


136 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

8. OTHER CONSIDERATIONS (CONTINUED)

Directors or employees of Franklin Mutual Advisers, LLC, as the Mutual Discovery Securities Fund's and the Mutual Shares Securities Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time. The securities have been identified on the accompanying Statement of Investments.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                       Quarterly Statements of Investments | 137

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 24, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    May 24, 2007









                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 24, 2007

/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration












I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 24, 2007

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer